UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(513) 520-5925
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2024

Date of reporting period:  February 29, 2024

Item 1. Reports to Stockholders.

(a)
Column Small Cap Select Fund

Column Small Cap Fund

Column Mid Cap Select Fund

Column Mid Cap Fund

Semi-Annual Report

February 29, 2024

Investment Adviser

Mason Street Advisors, LLC
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Table of Contents

LETTERS TO SHAREHOLDERS	3
EXPENSE EXAMPLES	6
INVESTMENT HIGHLIGHTS	8
SCHEDULES OF INVESTMENTS	16
STATEMENTS OF ASSETS AND LIABILITIES	86
STATEMENTS OF OPERATIONS	88
STATEMENTS OF CHANGES IN NET ASSETS	89
FINANCIAL HIGHLIGHTS	93
NOTES TO FINANCIAL STATEMENTS	97
BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY
AND INVESTMENT SUB-ADVISORY AGREEMENTS	109
NOTICE OF PRIVACY POLICY & PRACTICES	126
ADDITIONAL INFORMATION	127

Column Funds Management Discussion of Fund Performance
Six months ended February 29, 2024

Over the past six months, U.S. equities delivered strong gains, with the large cap S&P 500 Total Return Index (the “S&P 500 Index”) (up 13.93%) reaching record highs by the end of February 2024. Equities declined early in the period, as climbing bond yields and a continued hawkish stance from the Federal Reserve (the “Fed”) caused investors’ optimism to fade. But by late October 2023, softening economic data reinforced hopes that the Fed’s hiking cycle would soon end. A rapid decline in interest rates and pullback in inflation fears pushed equities significantly higher, led by several of the S&P 500 Index’s largest mega-cap constituents.

Mid- and small-cap equities lagged large-caps during the period but still posted healthy absolute returns, with the Russell Midcap Index up 11.53% and the small-cap Russell 2000 Index up 8.97%. Similar to large-caps, growth equities outperformed value. Small-cap equities experienced a rockier trajectory than large-caps over this stretch, though, suffering steeper declines in September 2023 and October 2023 before surging ahead in December 2023, only to give back some gains in January 2024. Russell 2000 Index sector returns saw some variation during the period: information technology (up 13.02%) and other sectors with large weights in the index gained over 10%, while some smaller sectors such as energy (down 5.60%) and utilities (down 6.48%) suffered losses. In the Russell Midcap Index, all sectors posted gains except for energy, which saw a modest 0.98% decline.

The Column Funds launched in the second half of this six-month period on December 11, 2023. The following discussion highlights performance drivers for each of the Funds over the relatively brief period from inception (December 11, 2023) through the end of February 2024. Because short-term performance can be volatile, our efforts remain focused on delivering on the Funds’ long-term objectives.

Column Funds Overviews

Column Mid Cap Select Fund
From its December 11, 2023 inception through February 29, 2024, the Column Mid Cap Select Fund returned 8.00%. That result underperformed the 10.61% return of the Fund’s broad-based benchmark index, the S&P 500 Index, mainly due to its focus on medium-sized companies, which lagged larger companies during the period. The Fund also underperformed the 9.18% gain of the Russell Midcap Index, the benchmark index we believe more appropriately represents the market in which the Fund invests. Early in the period, expenses detracted notably from Fund and underlying sub-adviser returns, a temporary headwind that was resolved when the Fund saw significant net inflows starting in mid-January 2024.

While the Fund’s sector positioning, mainly an overweight to industrials and underweight to utilities, helped its performance relative to the Russell Midcap Index during the period, stock selection, particularly in the information technology and industrials sectors, detracted. Each of the Fund’s sub-advisers underperformed the Russell Midcap Index over this stretch. EARNEST Partners, LLC was the largest detractor driven by stock selection, mainly in the information technology and consumer discretionary sectors.

Column Mid Cap Fund
From its December 11, 2023 inception through February 29, 2024, the Column Mid Cap Fund returned 8.90%. That result underperformed the 10.61% return of the Fund’s broad-based benchmark index, the S&P 500 Index, mainly due to its focus on medium-sized companies, which lagged larger companies during the period. The Fund also modestly underperformed the 9.18% gain of the Russell Midcap Index, the benchmark index we believe more appropriately represents the market in which the Fund invests. Early in the period, the Fund’s expenses detracted notably from Fund and underlying sub-adviser returns, a temporary headwind that was resolved when the Fund saw significant net inflows starting in mid-January 2024.

The Fund’s overweight to the industrials sector and underweight to the real estate sector contributed to its performance relative to the Russell Midcap Index during the period. Stock selection was mixed, with relatively positive selection in the healthcare and industrials sectors offset by weak selection in the information technology and materials sectors. The Fund’s sub-advisers focused on growth companies generally outperformed the Russell Midcap Index during the period, while the sub-advisers focused on value stocks underperformed. Invesco Advisers, Inc.’s mid cap growth strategy was the best performer amid a favorable climate for growth and momentum risk factors as well as strong stock selection, while American Century Investment Management, Inc.’s mid cap value strategy trailed other Fund sub-advisers’ returns due to poor performance for its active stock picks on top of its value focus.

Column Small Cap Select Fund
From its December 11, 2023 inception through February 29, 2024, the Column Small Cap Select Fund gained 10.40%. That result slightly underperformed the 10.61% return of the Fund’s broad-based benchmark index, the S&P 500 Index, mainly due to its focus on small companies, which lagged larger companies during the period. However, the Fund outperformed the 9.40% gain of the Russell 2000 Index, the benchmark index we believe more appropriately represents the market in which the Fund invests. Early in the period, the Fund’s expenses detracted notably from Fund and underlying sub-adviser returns, a temporary headwind that was resolved when the Fund saw significant net inflows starting in mid-January.

The Fund’s advantage over the Russell 2000 Index was driven by strong performance by sub-adviser Driehaus Capital Management LLC, which focuses on small companies experiencing growth inflections. That strategy more than doubled the return of the Russell 2000 Index during the period, aided by a favorable climate for growth and momentum risk factors as well as strong security selection, especially in the information technology and industrials sectors. Other Fund sub-advisers lagged the Russell 2000 Index over this stretch.

Column Small Cap Fund
From its December 11, 2023 inception through February 29, 2024, the Column Small Cap Fund gained 7.80%. That result underperformed the 10.61% return of the Fund’s broad-based benchmark index, the S&P 500 Index, mainly due to its focus on small companies, which lagged larger companies during the period. The Fund also underperformed the 9.40% gain of the Russell 2000 Index, the benchmark index we believe more appropriately represents the market in which the Fund invests. Early in the period, the Fund’s expenses detracted notably from Fund and underlying sub-adviser returns, a temporary headwind that was resolved when the Fund saw significant net inflows starting in mid-January.

Both sector allocation and stock selection detracted from the Fund’s returns relative to the Russell 2000 Index during this period. An underweight to healthcare companies and an overweight to the financials sector hurt, as did stock selection largely in the information technology and healthcare sectors. American Century Investment Management, Inc.’s small cap growth strategy outperformed the Russell 2000 Index and other Fund sub-advisers amid a favorable climate for growth equities. Other Fund sub-advisers lagged the Russell 2000 Index during the period.

The Russell 2000® Index is an unmanaged, market capitalization-weighted, small cap index that measures the performance of the smallest 2000 companies in the Russell 3000® Index and represents approximately 10% of the total market capitalization of the Russell 3000® Index. The Russell MidCap® Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index, which represents approximately 25% of the total market capitalization of the Russell 1000® Index. The S&P 500 Total Return Index is an unmanaged index of 500 common stocks that is generally considered representative of the U.S. stock market. It tracks both the capital gains of a group of stocks over time and assumes that any cash distributions, such as dividends, are reinvested back into the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Please remember that all investments carry some level of risk, including the potential loss of principal invested. Stocks of smaller or newer companies are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks. Investing in medium company stock involves a greater degree of risk than investing in large company stocks. Returns represent past performance, are not a guarantee of future performance. Diversification and strategic asset allocation do not assure profit or protect against loss.

Column Funds
Expense Examples
February 29, 2024 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, shareholder servicing plan fees and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period since commencement of operations (12/11/23 – 2/29/24).

Actual Expenses

The columns labeled Actual in the following table provide information about actual account values and actual expenses. To the extent the Funds invest in shares of exchange-traded funds or other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Examples. The Examples include, but are not limited to, management fees, fund administration fees and accounting, custody and transfer agent fees. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number within the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The columns labeled Hypothetical in the following table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Column Funds
Expense Examples (Continued)
February 29, 2024 (Unaudited)

					Hypothetical
					(5% return
			Actual		before expenses)
				Expenses		Expenses
				Paid		Paid
	Fund’s	Beginning	Ending	During	Ending	During
	Annualized	Account	Account	Period(1)	Account	Period(1)
	Expense	Value	Value	(12/11/23(2) –	Value	(12/11/23(2) –
	Ratio(1)	12/11/23(2)	2/29/24	2/29/24)	2/29/24	2/29/24)
Column Small Cap
Select Fund	0.48%	$1,000.00	$1,104.00	$1.53	$1,013.70	$1.46
Column Small
Cap Fund	0.49%	$1,000.00	$1,078.00	$1.54	$1,013.67	$1.49
Column Mid Cap
Select Fund	0.39%	$1,000.00	$1,080.00	$1.23	$1,013.97	$1.19
Column Mid Cap Fund	0.38%	$1,000.00	$1,089.00	$1.20	$1,014.00	$1.16

(1)
Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, 80 days to reflect the period since inception, and divided by 264 to reflect the number of days in the first fiscal year.

(2)	Commencement of operations.

Column Small Cap Select Fund
Investment Highlights
February 29, 2024 (Unaudited)

The Fund seeks to achieve its investment objective of long-term capital appreciation by investing primarily in common stocks of small capitalization companies. The Fund incorporates a mix of investment styles and philosophies, targeting a balance of growth and value over time. Mason Street Advisors, LLC (the “Adviser”) uses a “manager of managers” approach by employing a select group of sub-advisory firms with distinct and complementary investment styles. The Adviser is responsible for developing, constructing, and monitoring the asset allocation and portfolio strategy for the Fund. The Adviser considers a number of factors when making allocation decisions, including sub-adviser experience and investment approach, expected risk and return potential, portfolio characteristics, and costs. The sub-advisers normally invest the Fund’s assets across different sectors, but from time-to-time a significant percentage of the Fund’s assets may be invested in issuers in a single sector or in a smaller number of issuers than other more diversified funds.

Sector Breakdown
(% of Investments)

Total Returns as of February 29, 2024

Since Inception
(12/11/23)
Column Small Cap Select Fund	10.40%
S&P 500 Total Return Index	10.61%
Russell 2000 Total Return Index	9.41%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less

Continued

Column Small Cap Select Fund
Investment Highlights (Continued)
February 29, 2024 (Unaudited)

than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. For the most current performance, please visit the Fund’s website at www.columnfunds.com.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The S&P 500 Total Return Index is an unmanaged index of 500 common stocks that is generally considered representative of the U.S. stock market. It tracks both the capital gains of a group of stocks over time and assumes that any cash distributions, such as dividends, are reinvested back into the index. The Russell 2000® Total Return Index is an unmanaged, market capitalization-weighted, small cap index that measures the performance of the smallest 2000 companies in the Russell 3000® Index and represents approximately 10% of the total market capitalization of the Russell 3000® Index. It is not possible to invest directly in an index.

Growth of $10,000 Investment

Column Small Cap Fund
Investment Highlights
February 29, 2024 (Unaudited)

The Fund seeks to achieve its investment objective of long-term capital appreciation by investing primarily in common stocks of small capitalization companies. The Fund incorporates a mix of investment styles and philosophies, targeting a balance of growth and value over time. Mason Street Advisors, LLC (the “Adviser”) uses a “manager of managers” approach by employing multiple sub-advisory firms with distinct and complementary investment styles. The Adviser is responsible for developing, constructing, and monitoring the asset allocation and portfolio strategy for the Fund. The Adviser considers a number of factors when making allocation decisions, including sub-adviser experience and investment approach, expected risk and return potential, portfolio characteristics, and costs.

Sector Breakdown
(% of Investments)

Total Returns as of February 29, 2024

Since Inception
(12/11/23)
Column Small Cap Fund	7.80%
S&P 500 Total Return Index	10.61%
Russell 2000 Total Return Index	9.41%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. For the most current performance, please visit the Fund’s website at www.columnfunds.com.

Continued

Column Small Cap Fund
Investment Highlights (Continued)
February 29, 2024 (Unaudited)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The S&P 500 Total Return Index is an unmanaged index of 500 common stocks that is generally considered representative of the U.S. stock market. It tracks both the capital gains of a group of stocks over time and assumes that any cash distributions, such as dividends, are reinvested back into the index. The Russell 2000® Total Return Index is an unmanaged, market capitalization-weighted, small cap index that measures the performance of the smallest 2000 companies in the Russell 3000® Index and represents approximately 10% of the total market capitalization of the Russell 3000® Index. It is not possible to invest directly in an index.

Growth of $10,000 Investment

Column Mid Cap Select Fund
Investment Highlights
February 29, 2024 (Unaudited)

The Fund seeks to achieve its investment objective of long-term capital appreciation by investing primarily in common stocks of mid capitalization companies. The Fund incorporates a mix of investment styles and philosophies, targeting a balance of growth and value over time. Mason Street Advisors, LLC (the “Adviser”) uses a “manager of managers” approach by employing a select group of sub-advisory firms with distinct and complementary investment styles. The Adviser is responsible for developing, constructing, and monitoring the asset allocation and portfolio strategy for the Fund. The Adviser considers a number of factors when making allocation decisions, including sub-adviser experience and investment approach, expected risk and return potential, portfolio characteristics, and costs. The sub-advisers normally invest the Fund’s assets across different sectors, but from time-to-time a significant percentage of the Fund’s assets may be invested in issuers in a single sector or in a smaller number of issuers than other more diversified funds.

Sector Breakdown
(% of Investments)

Total Returns as of February 29, 2024

Since Inception
(12/11/23)
Column Mid Cap Select Fund	8.00%
S&P 500 Total Return Index	10.61%
Russell Midcap Total Return Index	9.18%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less

Continued

Column Mid Cap Select Fund
Investment Highlights (Continued)
February 29, 2024 (Unaudited)

than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. For the most current performance, please visit the Fund’s website at www.columnfunds.com.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The S&P 500 Total Return Index is an unmanaged index of 500 common stocks that is generally considered representative of the U.S. stock market. It tracks both the capital gains of a group of stocks over time and assumes that any cash distributions, such as dividends, are reinvested back into the index. The Russell MidCap® Total Return Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index, which represents approximately 25% of the total market capitalization of the Russell 1000® Index. It is not possible to invest directly in an index.

Growth of $10,000 Investment

Column Mid Cap Fund
Investment Highlights
February 29, 2024 (Unaudited)

The Fund seeks to achieve its investment objective of long-term capital appreciation by investing primarily in common stocks of mid-capitalization companies. The Fund incorporates a mix of investment styles and philosophies, targeting a balance of growth and value over time. Mason Street Advisors, LLC (the “Adviser”) uses a “manager of managers” approach by employing multiple sub-advisory firms with distinct and complementary investment styles. The Adviser is responsible for developing, constructing, and monitoring the asset allocation and portfolio strategy of the Fund. The Adviser considers a number of factors when making allocation decisions, including sub-adviser experience and investment approach, expected risk and return potential, portfolio characteristics, and costs.

Sector Breakdown
(% of Investments)

Total Returns as of February 29, 2024

Since Inception
(12/11/23)
Column Mid Cap Fund	8.90%
S&P 500 Total Return Index	10.61%
Russell Midcap Total Return Index	9.18%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. For the most current performance, please visit the Fund’s website at www.columnfunds.com.

Continued

Column Mid Cap Fund
Investment Highlights (Continued)
February 29, 2024 (Unaudited)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The S&P 500 Total Return Index is an unmanaged index of 500 common stocks that is generally considered representative of the U.S. stock market. It tracks both the capital gains of a group of stocks over time and assumes that any cash distributions, such as dividends, are reinvested back into the index. The Russell MidCap® Total Return Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index, which represents approximately 25% of the total market capitalization of the Russell 1000® Index. It is not possible to invest directly in an index.

Growth of $10,000 Investment

Column Small Cap Select Fund
Schedule of Investments
February 29, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS – 93.4%

Aerospace & Defense – 1.2%
Axon Enterprise, Inc.(a)	10,336	$3,176,977
BWX Technologies, Inc.	14,760	1,488,251
Curtiss-Wright Corp.	4,587	1,083,770
Leonardo DRS, Inc.(a)	63,982	1,453,031
Mercury Systems, Inc.(a)	24,875	743,016
Moog, Inc. – Class A	5,590	838,221
		8,783,266
Automobile Components – 0.2%
Fox Factory Holding Corp.(a)	9,573	484,298
LCI Industries	1,797	226,386
Modine Manufacturing Co.(a)	12,129	1,088,093
		1,798,777
Banks – 4.8%
Banc of California, Inc.	94,078	1,376,361
Bank of Hawaii Corp.	6,265	377,654
Cadence Bank	71,695	1,984,518
Comerica, Inc.	75,758	3,740,929
Community Bank System, Inc.	14,001	634,245
Cullen/Frost Bankers, Inc.	6,459	700,866
Customers Bancorp, Inc.(a)	14,002	760,449
First Financial Bankshares, Inc.	16,197	501,135
Glacier Bancorp, Inc.	13,730	513,777
Huntington Bancshares, Inc./OH	81,795	1,066,607
Lakeland Financial Corp.	5,210	331,877
National Bank Holdings Corp. – Class A	84,824	2,870,444
Old National Bancorp/IN	65,755	1,080,355
Popular, Inc.	47,583	3,981,745
Prosperity Bancshares, Inc.	40,940	2,555,065
Stock Yards Bancorp, Inc.	5,964	273,211
Texas Capital Bancshares, Inc.(a)	35,611	2,088,585
United Bankshares, Inc./WV	53,330	1,850,018
United Community Banks, Inc./GA	17,331	450,779
Webster Financial Corp.	52,421	2,497,336
Western Alliance Bancorp	60,522	3,493,935
Zions Bancorp NA	60,605	2,389,655
		35,519,546
Beverages – 0.6%
Celsius Holdings, Inc.(a)	24,263	1,980,346
Coca-Cola Consolidated, Inc.	2,430	2,043,144
		4,023,490

The accompanying notes are an integral part of these financial statements.

Column Small Cap Select Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Biotechnology – 3.2%
Apellis Pharmaceuticals, Inc.(a)	19,269	$1,194,100
Apogee Therapeutics, Inc.(a)	30,929	1,076,948
Biomea Fusion, Inc.(a)	33,096	579,180
Blueprint Medicines Corp.(a)	7,909	739,650
Crinetics Pharmaceuticals, Inc.(a)	67,100	2,747,074
Cytokinetics, Inc.(a)	5,158	372,614
Halozyme Therapeutics, Inc.(a)	75,810	3,017,996
Iovance Biotherapeutics, Inc.(a)	28,530	453,912
Krystal Biotech, Inc.(a)	4,892	780,127
Merus NV(a)	30,276	1,467,780
Natera, Inc.(a)	26,019	2,250,383
Nuvalent, Inc. – Class A(a)	18,127	1,524,843
Ultragenyx Pharmaceutical, Inc.(a)	17,278	893,618
Vaxcyte, Inc.(a)	41,846	3,089,072
Xenon Pharmaceuticals, Inc.(a)	60,529	2,856,969
		23,044,266
Broadline Retail – 0.1%
Ollie’s Bargain Outlet Holdings, Inc.(a)	7,466	598,549

Building Products – 3.0%
AAON, Inc.	33,745	2,833,905
Advanced Drainage Systems, Inc.	10,520	1,717,285
AZEK Co., Inc.(a)	33,392	1,606,489
CSW Industrials, Inc.	4,939	1,137,896
Hayward Holdings, Inc.(a)	34,337	507,844
Janus International Group, Inc.(a)	598,732	8,591,805
Resideo Technologies, Inc.(a)	143,965	3,214,738
Simpson Manufacturing Co, Inc.	5,082	1,060,512
Zurn Elkay Water Solutions Corp.	32,648	1,036,574
		21,707,048
Capital Markets – 2.6%
Artisan Partners Asset Management, Inc. – Class A	47,785	2,058,100
BGC Group, Inc. – Class A	994,610	6,912,539
Evercore, Inc. – Class A	19,365	3,622,804
Hamilton Lane, Inc. – Class A	3,189	366,257
Houlihan Lokey, Inc.	4,676	601,614
MarketAxess Holdings, Inc.	1,096	233,897
Moelis & Co. – Class A	18,815	1,016,763
Perella Weinberg Partners	288,724	3,943,970
		18,755,944
Chemicals – 3.6%
Ashland, Inc.	22,544	2,111,020
Axalta Coating Systems Ltd.(a)	61,295	2,006,185

The accompanying notes are an integral part of these financial statements.

Column Small Cap Select Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Chemicals – 3.6% (Continued)
Chemours Co.	109,140	$2,146,784
Ecovyst, Inc.(a)	114,521	1,105,128
Element Solutions, Inc.	211,213	4,963,505
Mativ Holdings, Inc.	59,035	1,025,438
Quaker Chemical Corp.	1,755	351,878
Rayonier Advanced Materials, Inc.(a)	1,175,544	3,985,094
Tronox Holdings PLC	553,441	8,135,583
		25,830,615
Commercial Services & Supplies – 1.4%
Casella Waste Systems, Inc. – Class A(a)	2,980	268,498
Clean Harbors, Inc.(a)	6,013	1,094,967
Enviri Corp.(a)	154,425	1,213,781
MSA Safety, Inc.	4,007	737,889
OPENLANE, Inc.(a)	105,419	1,609,748
Rollins, Inc.	12,812	564,625
Stericycle, Inc.(a)	35,184	1,913,658
Tetra Tech, Inc.	15,847	2,809,990
		10,213,156
Communications Equipment – 1.4%
Applied Optoelectronics, Inc.(a)	77,435	1,237,411
Ciena Corp.(a)	72,286	4,118,857
Infinera Corp.(a)	104,956	526,879
Ribbon Communications, Inc.(a)	467,729	1,398,510
Viasat, Inc.(a)	87,158	1,705,682
Viavi Solutions, Inc.(a)	103,255	986,085
		9,973,424
Construction & Engineering – 3.0%
API Group Corp.(a)	33,803	1,184,795
Arcosa, Inc.	150,055	12,454,566
Comfort Systems USA, Inc.	8,110	2,479,470
EMCOR Group, Inc.	5,022	1,574,497
Fluor Corp.(a)	21,802	802,314
Sterling Infrastructure, Inc.(a)	6,844	729,844
Valmont Industries, Inc.	11,126	2,357,933
		21,583,419
Construction Materials – 0.4%
Eagle Materials, Inc.	6,410	1,625,255
Knife River Corp.(a)	19,341	1,432,975
		3,058,230

The accompanying notes are an integral part of these financial statements.

Column Small Cap Select Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Consumer Finance – 0.9%
Bread Financial Holdings, Inc.	14,525	$556,017
EZCORP, Inc. – Class A(a)	304,047	3,189,453
FirstCash Holdings, Inc.	27,420	3,139,590
		6,885,060
Consumer Staples Distribution & Retail – 0.2%
Grocery Outlet Holding Corp.(a)	9,582	247,120
Sprouts Farmers Market, Inc.(a)	19,157	1,196,163
		1,443,283
Containers & Packaging – 1.0%
AptarGroup, Inc.	5,365	753,568
Avery Dennison Corp.	16,730	3,622,546
Crown Holdings, Inc.	35,375	2,710,433
		7,086,547
Distributors – 0.2%
Pool Corp.	3,478	1,384,661

Diversified Consumer Services – 0.4%
Bright Horizons Family Solutions, Inc.(a)	4,175	479,541
Duolingo, Inc.(a)	5,717	1,366,363
Grand Canyon Education, Inc.(a)	5,635	759,598
		2,605,502
Diversified Telecommunication Services – 0.2%
Ooma, Inc.(a)	154,846	1,579,429

Electric Utilities – 0.3%
ALLETE, Inc.	16,615	941,073
Portland General Electric Co.	23,427	941,063
		1,882,136
Electrical Equipment – 0.4%
Babcock & Wilcox Enterprises, Inc.(a)	240,016	307,220
Bloom Energy Corp. – Class A(a)	58,761	515,334
Enovix Corp.(a)	65,578	639,386
NEXTracker, Inc. – Class A(a)	24,499	1,377,824
		2,839,764
Electronic Equipment, Instruments & Components – 3.0%
Advanced Energy Industries, Inc.	8,791	889,649
Badger Meter, Inc.	3,433	544,783
Coherent Corp.(a)	25,127	1,494,554
Fabrinet(a)	19,231	4,145,627
Innoviz Technologies Ltd.(a)	153,506	244,075

The accompanying notes are an integral part of these financial statements.

Column Small Cap Select Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Electronic Equipment, Instruments &
Components – 3.0% (Continued)
Insight Enterprises, Inc.(a)	28,495	$5,357,060
Itron, Inc.(a)	15,680	1,453,222
Littelfuse, Inc.	4,687	1,116,631
nLight, Inc.(a)	36,643	484,787
Novanta, Inc.(a)	4,161	719,603
OSI Systems, Inc.(a)	12,534	1,644,210
Rogers Corp.(a)	2,045	229,183
SmartRent, Inc.(a)	726,649	2,107,282
Teledyne Technologies, Inc.(a)	2,751	1,175,420
		21,606,086
Energy Equipment & Services – 1.6%
Cactus, Inc. – Class A	8,280	380,052
Dril-Quip, Inc.(a)	26,042	588,549
Oceaneering International, Inc.(a)	22,588	446,339
Oil States International, Inc.(a)	87,809	473,291
Patterson-UTI Energy, Inc.	189,664	2,194,412
TechnipFMC PLC	192,910	4,184,218
TETRA Technologies, Inc.(a)	193,292	753,839
Tidewater, Inc.(a)	12,403	868,582
Transocean Ltd.(a)	44,040	206,548
Weatherford International PLC(a)	11,564	1,186,582
		11,282,412
Entertainment – 0.3%
Lions Gate Entertainment Corp. – Class B(a)	218,289	1,982,064

Financial Services – 1.0%
Cannae Holdings, Inc.(a)	21,858	476,942
Federal Agricultural Mortgage Corp. – Class C	11,290	2,019,442
Flywire Corp.(a)	22,381	635,397
Jack Henry & Associates, Inc.	2,985	518,703
Pagseguro Digital Ltd. – Class A(a)	221,785	3,087,247
Remitly Global, Inc.(a)	21,577	444,918
Shift4 Payments, Inc. – Class A(a)	5,455	448,510
		7,631,159
Food Products – 2.8%
Adecoagro SA	385,130	3,866,705
Freshpet, Inc.(a)	15,646	1,768,467
Hain Celestial Group, Inc.(a)	88,657	886,570
Nomad Foods Ltd.	472,295	8,704,398
Simply Good Foods Co.(a)	7,758	275,254
TreeHouse Foods, Inc.(a)	125,580	4,494,509
Utz Brands, Inc.	18,663	330,148
		20,326,051

The accompanying notes are an integral part of these financial statements.

Column Small Cap Select Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Gas Utilities – 0.3%
Atmos Energy Corp.	9,131	$1,030,981
New Jersey Resources Corp.	23,529	979,042
		2,010,023
Ground Transportation – 1.2%
Landstar System, Inc.	12,980	2,468,796
Saia, Inc.(a)	10,429	6,000,847
		8,469,643
Health Care Equipment & Supplies – 3.8%
Accuray, Inc.(a)	215,156	559,406
Alphatec Holdings, Inc.(a)	62,426	838,381
AtriCure, Inc.(a)	27,195	951,009
Atrion Corp.	835	307,272
Avanos Medical, Inc.(a)	28,926	537,156
CytoSorbents Corp.(a)	6,648	6,375
Enovis Corp.(a)	154,040	9,213,131
Glaukos Corp.(a)	16,945	1,501,158
Globus Medical, Inc. – Class A(a)	37,715	2,036,233
Haemonetics Corp.(a)	33,807	2,467,234
Inspire Medical Systems, Inc.(a)	3,883	695,212
Integer Holdings Corp.(a)	9,645	1,063,747
Integra LifeSciences Holdings Corp.(a)	21,959	810,507
LivaNova PLC(a)	7,965	436,562
OraSure Technologies, Inc.(a)	131,903	949,042
PROCEPT BioRobotics Corp.(a)	5,971	288,638
QuidelOrtho Corp.(a)	3,842	175,195
TransMedics Group, Inc.(a)	27,086	2,210,218
UFP Technologies, Inc.(a)	3,510	731,168
Varex Imaging Corp.(a)	34,948	601,106
Zimvie, Inc.(a)	47,768	809,668
		27,188,418
Health Care Providers & Services – 2.6%
Acadia Healthcare Co., Inc.(a)	64,610	5,391,705
Chemed Corp.	2,182	1,366,216
CorVel Corp.(a)	1,112	271,328
HealthEquity, Inc.(a)	22,335	1,845,094
Molina Healthcare, Inc.(a)	5,585	2,199,987
Patterson Cos., Inc.	45,542	1,233,733
Pennant Group, Inc.(a)	56,038	1,045,109
Tenet Healthcare Corp.(a)	63,712	5,925,215
		19,278,387
Health Care Technology – 0.0%(b)
Simulations Plus, Inc.	6,062	251,573

The accompanying notes are an integral part of these financial statements.

Column Small Cap Select Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Hotels, Restaurants & Leisure – 2.4%
Cava Group, Inc.(a)	21,414	$1,250,792
Dutch Bros, Inc. – Class A(a)	43,877	1,278,137
International Game Technology PLC	193,808	5,265,763
PlayAGS, Inc.(a)	428,314	3,974,754
Red Rock Resorts, Inc. – Class A	38,015	2,204,490
Texas Roadhouse, Inc.	7,010	1,047,084
United Parks & Resorts, Inc.(a)	13,478	692,095
Wingstop, Inc.	5,940	2,085,237
		17,798,352
Household Durables – 1.7%
Installed Building Products, Inc.	23,805	5,687,729
Meritage Homes Corp.	8,089	1,275,312
Skyline Champion Corp.(a)	42,115	3,528,816
Tempur Sealy International, Inc.	32,069	1,746,798
		12,238,655
Household Products – 0.1%
Church & Dwight Co., Inc.	2,966	296,956
WD-40 Co.	2,466	661,850
		958,806
Independent Power and Renewable
Electricity Producers – 0.9%
Ormat Technologies, Inc.	36,062	2,349,439
Vistra Corp.	72,905	3,976,239
		6,325,678
Insurance – 3.9%
AMERISAFE, Inc.	8,650	456,374
Axis Capital Holdings Ltd.	52,421	3,279,982
Fidelis Insurance Holdings Ltd.(a)	317,757	4,753,645
First American Financial Corp.	52,365	3,058,640
Hagerty, Inc. – Class A(a)	15,789	135,628
HCI Group, Inc.	11,292	1,102,325
Kemper Corp.	154,815	8,875,544
Kinsale Capital Group, Inc.	2,819	1,455,111
Oscar Health, Inc. – Class A(a)	36,918	600,287
RLI Corp.	5,835	854,536
Selective Insurance Group, Inc.	21,405	2,236,394
Skyward Specialty Insurance Group, Inc.(a)	27,633	1,011,091
Stewart Information Services Corp.	5,116	322,206
		28,141,763
Interactive Media & Services – 0.8%
Cars.com, Inc.(a)	300,824	5,517,112

The accompanying notes are an integral part of these financial statements.

Column Small Cap Select Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
IT Services – 0.8%
Kyndryl Holdings, Inc.(a)	168,214	$3,695,661
Unisys Corp.(a)	189,562	983,827
Wix.com Ltd.(a)	12,654	1,773,838
		6,453,326
Life Sciences Tools & Services – 0.7%
Bio-Techne Corp.	16,003	1,177,341
Charles River Laboratories International, Inc.(a)	6,676	1,696,971
ICON PLC(a)	2,376	761,793
Standard BioTools, Inc.(a)	174,314	392,207
Stevanato Group SpA	15,385	510,013
West Pharmaceutical Services, Inc.	1,952	699,519
		5,237,844
Machinery – 3.1%
Alamo Group, Inc.	12,440	2,516,488
Crane Co.	11,532	1,401,830
Enerpac Tool Group Corp.	41,073	1,384,571
Esab Corp.	8,459	838,456
ESCO Technologies, Inc.	4,098	417,545
Federal Signal Corp.	41,950	3,436,124
Franklin Electric Co., Inc.	13,820	1,436,727
Graco, Inc.	8,437	769,961
Hillman Solutions Corp.(a)	37,967	369,799
Kadant, Inc.	4,164	1,404,517
Lindsay Corp.	3,729	444,907
Markforged Holding Corp.(a)	129,691	86,893
Nordson Corp.	2,855	758,431
Omega Flex, Inc.	2,018	140,554
RBC Bearings, Inc.(a)	5,167	1,409,713
SPX Technologies, Inc.(a)	25,989	3,045,650
Standex International Corp.	4,172	721,756
Stratasys Ltd.(a)	139,685	1,725,110
Toro Co.	9,313	859,683
		23,168,715
Marine Transportation – 0.6%
Kirby Corp.(a)	48,112	4,220,385

Media – 0.7%
Cable One, Inc.	725	330,600
Criteo SA – ADR(a)	116,921	3,782,394
Nexstar Media Group, Inc. – Class A	6,550	1,088,414
TechTarget, Inc.(a)	6,764	214,486
		5,415,894

The accompanying notes are an integral part of these financial statements.

Column Small Cap Select Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Metals & Mining – 1.5%
Cleveland-Cliffs, Inc.(a)	140,344	$2,919,155
ERO Copper Corp.(a)	348,404	5,943,773
Materion Corp.	16,855	2,263,964
		11,126,892
Multi-Utilities – 0.1%
Northwestern Energy Group, Inc.	20,737	993,717

Oil, Gas & Consumable Fuels – 4.3%
Antero Resources Corp.(a)	43,680	1,122,576
Cameco Corp.	61,251	2,482,503
Chord Energy Corp.	13,740	2,232,063
CNX Resources Corp.(a)	60,597	1,269,507
Devon Energy Corp.	54,830	2,415,810
International Seaways, Inc.	87,907	4,652,918
Kosmos Energy Ltd.(a)	1,023,438	6,283,909
Matador Resources Co.	58,252	3,678,614
Murphy Oil Corp.	46,075	1,827,795
Permian Resources Corp.	156,810	2,439,964
Sitio Royalties Corp. – Class A	25,993	593,160
Southwestern Energy Co.(a)	81,908	570,899
Texas Pacific Land Corp.	184	289,877
Uranium Energy Corp.(a)	203,583	1,319,218
Viper Energy, Inc.	5,769	208,492
		31,387,305
Passenger Airlines – 0.5%
Frontier Group Holdings, Inc.(a)	497,605	3,453,379

Personal Care Products – 1.3%
BellRing Brands, Inc.(a)	55,054	3,135,325
Coty, Inc. – Class A(a)	129,195	1,622,689
elf Beauty, Inc.(a)	14,915	3,110,225
Inter Parfums, Inc.	8,754	1,284,387
		9,152,626
Pharmaceuticals – 1.0%
Amneal Pharmaceuticals, Inc.(a)	142,780	788,146
Amphastar Pharmaceuticals, Inc.(a)	7,745	360,685
Axsome Therapeutics, Inc.(a)	9,086	739,419
Innoviva, Inc.(a)	273,400	4,177,551
Structure Therapeutics, Inc. – ADR(a)	32,969	1,337,552
		7,403,353
Professional Services – 2.5%
ASGN, Inc.(a)	22,195	2,204,407
CBIZ, Inc.(a)	3,772	284,899

The accompanying notes are an integral part of these financial statements.

Column Small Cap Select Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Professional Services – 2.5% (Continued)
Clarivate PLC(a)	513,735	$3,688,617
Conduent, Inc.(a)	452,438	1,556,387
CRA International, Inc.	2,829	374,956
Exponent, Inc.	11,417	923,521
FTI Consulting, Inc.(a)	3,010	622,709
KBR, Inc.	104,831	6,293,005
Kforce, Inc.	28,900	2,012,596
Korn Ferry	3,259	207,468
		18,168,565
Real Estate Management & Development – 0.5%
Colliers International Group, Inc.	1,554	180,621
Cushman & Wakefield PLC(a)	197,595	1,973,975
FirstService Corp.	7,126	1,175,291
		3,329,887
Semiconductors & Semiconductor Equipment – 4.5%
Camtek Ltd./Israel(a)	38,117	3,033,732
CEVA, Inc.(a)	24,991	565,796
Credo Technology Group Holding Ltd.(a)	76,072	1,638,591
indie Semiconductor, Inc. – Class A(a)	92,922	575,187
Lattice Semiconductor Corp.(a)	19,583	1,500,254
MACOM Technology Solutions Holdings, Inc.(a)	31,118	2,748,653
MKS Instruments, Inc.	4,392	539,162
Onto Innovation, Inc.(a)	21,878	4,029,052
Power Integrations, Inc.	14,110	1,008,301
Rambus, Inc.(a)	79,777	4,725,989
Semtech Corp.(a)	41,879	887,835
Tower Semiconductor Ltd.(a)	164,524	5,409,549
Ultra Clean Holdings, Inc.(a)	32,905	1,421,496
Veeco Instruments, Inc.(a)	121,634	4,404,367
Wolfspeed, Inc.(a)	13,335	346,977
		32,834,941
Software – 6.8%
8x8, Inc.(a)	2,094,040	5,926,133
Adeia, Inc.	117,242	1,329,524
Appfolio, Inc. – Class A(a)	5,844	1,414,774
Aspen Technology, Inc.(a)	3,873	750,936
Box, Inc. – Class A(a)	32,852	847,253
Braze, Inc. – Class A(a)	36,232	2,061,601
Cognyte Software Ltd.(a)	176,807	1,311,908
CommVault Systems, Inc.(a)	7,026	672,458
Computer Modelling Group Ltd.	7,786	58,084
CyberArk Software Ltd.(a)	9,618	2,536,844
Elastic NV(a)	18,773	2,512,015

The accompanying notes are an integral part of these financial statements.

Column Small Cap Select Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Software – 6.8% (Continued)
Fair Isaac Corp.(a)	1,229	$1,560,719
Freshworks, Inc. – Class A(a)	45,100	921,844
Gitlab, Inc. – Class A(a)	37,821	2,727,651
LiveRamp Holdings, Inc.(a)	203,236	7,109,194
Manhattan Associates, Inc.(a)	6,853	1,736,070
Marathon Digital Holdings, Inc.(a)	33,585	869,852
Model N, Inc.(a)	15,863	389,595
Monday.com Ltd.(a)	16,912	3,771,544
OneSpan, Inc.(a)	57,583	553,373
Qualys, Inc.(a)	8,524	1,464,935
Radware Ltd.(a)	38,342	680,954
SentinelOne, Inc. – Class A(a)	81,964	2,308,926
SPS Commerce, Inc.(a)	11,565	2,141,375
Tyler Technologies, Inc.(a)	1,656	723,904
Varonis Systems, Inc.(a)	15,576	791,261
Verint Systems, Inc.(a)	47,562	1,503,435
Vertex, Inc. – Class A(a)	16,691	560,484
Xperi, Inc.(a)	92,784	1,016,913
		50,253,559
Specialty Retail – 2.2%
Academy Sports & Outdoors, Inc.	24,865	1,857,914
American Eagle Outfitters, Inc.	51,065	1,212,794
Asbury Automotive Group, Inc.(a)	5,301	1,107,008
Beyond, Inc.(a)	30,014	1,006,369
Caleres, Inc.	30,103	1,162,277
Carvana Co.(a)	7,252	550,644
Floor & Decor Holdings, Inc. – Class A(a)	6,720	813,926
Gap, Inc.	24,822	470,129
National Vision Holdings, Inc.(a)	40,456	946,670
ODP Corp.(a)	31,190	1,761,611
Signet Jewelers Ltd.	18,415	1,873,910
Tractor Supply Co.	2,417	614,691
Valvoline, Inc.(a)	43,220	1,842,901
Winmark Corp.	1,498	568,566
		15,789,410
Technology Hardware, Storage & Peripherals – 0.9%
Super Micro Computer, Inc.(a)	7,336	6,353,856

Textiles, Apparel & Luxury Goods – 1.4%
Gildan Activewear, Inc.	218,028	7,593,915
Skechers USA, Inc. – Class A(a)	29,275	1,809,487
Under Armour, Inc. – Class C(a)	134,227	1,146,299
		10,549,701

The accompanying notes are an integral part of these financial statements.

Column Small Cap Select Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Trading Companies & Distributors – 4.5%
AerCap Holdings NV(a)	45,534	$3,514,313
Air Lease Corp.	157,265	6,306,326
Applied Industrial Technologies, Inc.	9,828	1,866,239
Beacon Roofing Supply, Inc.(a)	30,975	2,660,443
Boise Cascade Co.	12,005	1,631,600
Core & Main, Inc. – Class A(a)	111,553	5,324,425
FTAI Aviation Ltd.	46,019	2,590,410
GATX Corp.	13,280	1,684,435
Herc Holdings, Inc.	8,748	1,388,133
McGrath RentCorp	15,705	1,954,958
Richelieu Hardware Ltd.(d)	10,198	327,152
Rush Enterprises, Inc. – Class A	40,060	1,950,922
SiteOne Landscape Supply, Inc.(a)	2,819	474,945
Transcat, Inc.(a)	3,120	328,099
Watsco, Inc.	2,084	821,346
		32,823,746
TOTAL COMMON STOCKS (Cost $647,702,623)		679,719,395

REAL ESTATE INVESTMENT TRUSTS – 3.2%
AGNC Investment Corp.	183,670	1,755,885
Brixmor Property Group, Inc.	263,722	5,962,754
Chatham Lodging Trust	39,393	401,809
Equity Commonwealth(a)	382,277	7,198,277
MFA Financial, Inc.	129,345	1,451,251
National Storage Affiliates Trust	45,325	1,623,088
NNN REIT, Inc.	54,615	2,222,284
RLJ Lodging Trust	38,872	461,410
STAG Industrial, Inc.	65,320	2,425,985
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $24,090,355)		23,502,743

The accompanying notes are an integral part of these financial statements.

Column Small Cap Select Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS – 2.9%

Money Market Funds – 2.9%
First American Government Obligations Fund –
Class X, 5.23%(c)	21,227,695	$21,227,695
TOTAL SHORT-TERM INVESTMENTS (Cost $21,227,695)		21,227,695
TOTAL INVESTMENTS – 99.5% (Cost $693,020,673)		724,449,833
Other Assets in Excess of Liabilities – 0.5%		3,879,208
TOTAL NET ASSETS – 100.0%		$728,329,041

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

ADR – American Depositary Receipt
PLC – Public Limited Company
SA – Sociedad Anónima

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day effective yield as of February 29, 2024.
(d)	Illiquid security.

The accompanying notes are an integral part of these financial statements.

Column Small Cap Fund
Schedule of Investments
February 29, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS – 94.0%

Aerospace & Defense – 1.2%
BWX Technologies, Inc.	5,850	$589,855
CAE, Inc.(a)	13,445	251,038
Kaman Corp.	2,042	93,544
Leonardo DRS, Inc.(a)	19,909	452,133
Melrose Industries PLC	79,352	636,558
Mercury Systems, Inc.(a)	6,576	196,425
Moog, Inc. – Class A	2,228	334,089
QinetiQ Group PLC	259,808	1,219,136
Senior PLC	317,578	633,689
VirTra, Inc.(a)	1,301	12,659
		4,419,126
Air Freight & Logistics – 0.3%
Air Transport Services Group, Inc.(a)	6,614	79,831
Cargojet, Inc.	5,630	459,352
GXO Logistics, Inc.(a)	9,672	500,623
Hub Group, Inc. – Class A(a)	6,893	293,159
		1,332,965
Automobile Components – 1.6%
Adient PLC(a)	24,637	836,180
American Axle & Manufacturing Holdings, Inc.(a)	11,207	77,552
Atmus Filtration Technologies, Inc.(a)	20,058	478,784
Dana, Inc.	8,764	109,550
Fox Factory Holding Corp.(a)	42,412	2,145,624
Gentherm, Inc.(a)	7,024	399,385
Goodyear Tire & Rubber Co.(a)	47,781	567,638
Holley, Inc.(a)	134,835	578,442
LCI Industries	4,268	537,683
Motorcar Parts of America, Inc.(a)	1,574	14,150
Patrick Industries, Inc.	1,890	226,687
Phinia, Inc.	4,780	163,572
Standard Motor Products, Inc.	1,794	56,977
Stoneridge, Inc.(a)	2,330	40,938
		6,233,162
Automobiles – 0.2%
Harley-Davidson, Inc.	12,570	455,914
Thor Industries, Inc.	49	6,281
Winnebago Industries, Inc.	4,115	295,169
		757,364
Banks – 8.2%
1st Source Corp.	773	38,480
ACNB Corp.	668	23,540

The accompanying notes are an integral part of these financial statements.

Column Small Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Banks – 8.2% (Continued)
Amalgamated Financial Corp.	1,815	$41,890
Amerant Bancorp, Inc.	2,129	45,114
Ameris Bancorp	4,820	223,311
Arrow Financial Corp.	1,187	28,464
Associated Banc-Corp.	10,060	209,650
Atlantic Union Bankshares Corp.	5,590	185,923
Axos Financial, Inc.(a)	4,138	215,673
Banc of California, Inc.	24,854	363,614
BancFirst Corp.	25	2,194
Bancorp, Inc.(a)	8,563	382,252
Bank of Hawaii Corp.	4,841	291,815
Bank of Marin Bancorp	923	15,331
Bank of NT Butterfield & Son Ltd.	3,631	108,531
Bank OZK	8,659	379,264
BankUnited, Inc.	5,040	135,173
Banner Corp.	2,340	102,586
Bar Harbor Bankshares	953	24,035
BayCom Corp.	438	8,769
Berkshire Hills Bancorp, Inc.	2,711	58,259
BOK Financial Corp.	797	67,753
Bridgewater Bancshares, Inc.(a)	765	9,065
Brookline Bancorp, Inc.	5,515	53,882
Business First Bancshares, Inc.	1,960	44,002
Byline Bancorp, Inc.	2,079	43,326
C&F Financial Corp.	123	6,572
Cadence Bank	41,598	1,151,433
Cambridge Bancorp	496	31,377
Camden National Corp.	10,667	338,997
Capital Bancorp, Inc.	382	7,865
Capital City Bank Group, Inc.	856	24,268
Capstar Financial Holdings, Inc.	1,259	23,606
Carter Bankshares, Inc.(a)	1,424	18,797
Cathay General Bancorp	4,726	184,550
Central Pacific Financial Corp.	1,922	35,865
Central Valley Community Bancorp	426	7,962
Chemung Financial Corp.	162	6,901
ChoiceOne Financial Services, Inc.	568	15,114
City Holding Co.	20	2,010
CNB Financial Corp./PA	1,526	30,505
Coastal Financial Corp./WA(a)	707	27,142
Codorus Valley Bancorp, Inc.	343	7,896
Colony Bankcorp, Inc.	628	7,122
Columbia Banking System, Inc.	62,708	1,135,015
Comerica, Inc.	27,353	1,350,690
Community Bank System, Inc.	3,730	168,969
Community Trust Bancorp, Inc.	1,100	43,736

The accompanying notes are an integral part of these financial statements.

Column Small Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Banks – 8.2% (Continued)
ConnectOne Bancorp, Inc.	2,576	$50,979
CrossFirst Bankshares, Inc.(a)	2,964	38,147
Cullen/Frost Bankers, Inc.	1,710	185,552
Customers Bancorp, Inc.(a)	2,735	148,538
Dime Community Bancshares, Inc.	2,761	51,741
Eagle Bancorp, Inc.	1,978	47,116
Enterprise Financial Services Corp.	2,476	98,842
Equity Bancshares, Inc. – Class A	1,084	34,504
Esquire Financial Holdings, Inc.	481	24,425
Evans Bancorp, Inc.	201	5,970
FB Financial Corp.	50	1,782
Fidelity D&D Bancorp, Inc.	329	16,430
Financial Institutions, Inc.	1,179	21,646
First BanCorp/Puerto Rico	48,448	822,646
First Bancorp/Southern Pines NC	9,026	307,967
First Bancshares, Inc.	38	944
First Bank/Hamilton NJ	1,610	21,590
First Busey Corp.	3,646	84,077
First Business Financial Services, Inc.	559	19,722
First Commonwealth Financial Corp.	65,025	847,276
First Financial Bancorp	5,907	128,182
First Financial Bankshares, Inc.	4,281	132,454
First Financial Corp./IN	764	28,444
First Foundation, Inc.	66	523
First Hawaiian, Inc.	178	3,731
First Interstate BancSystem, Inc. – Class A	35,976	946,888
First Merchants Corp.	4,030	133,796
First Mid Bancshares, Inc.	1,408	42,662
First of Long Island Corp.	696	7,753
Flushing Financial Corp.	1,703	21,867
FNB Corp./PA	21,398	285,449
FS Bancorp, Inc.	253	8,443
Fulton Financial Corp.	11,858	182,613
German American Bancorp, Inc.	10,140	319,004
Glacier Bancorp, Inc.	3,658	136,882
Great Southern Bancorp, Inc.	702	36,602
Hancock Whitney Corp.	6,020	262,472
Hanmi Financial Corp.	2,235	33,771
HarborOne Bancorp, Inc.	59	601
HBT Financial, Inc.	457	8,710
Heartland Financial USA, Inc.	2,566	87,244
Heritage Commerce Corp.	4,001	33,168
Heritage Financial Corp./WA	2,301	42,223
HomeStreet, Inc.	24	335
HomeTrust Bancshares, Inc.	999	26,224
Hope Bancorp, Inc.	7,690	84,359

The accompanying notes are an integral part of these financial statements.

Column Small Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Banks – 8.2% (Continued)
Horizon Bancorp, Inc./IN	2,971	$35,771
Huntington Bancshares, Inc./OH	21,869	285,172
Independent Bank Corp.	2,737	142,789
Independent Bank Corp./MI	1,675	40,954
International Bancshares Corp.	4,105	213,008
Kearny Financial Corp./MD	76	483
Lakeland Bancorp, Inc.	4,028	47,047
Lakeland Financial Corp.	1,387	88,352
Macatawa Bank Corp.	2,377	23,295
Mercantile Bank Corp.	1,209	44,540
Metrocity Bankshares, Inc.	1,332	32,368
Metropolitan Bank Holding Corp.(a)	738	28,937
Mid Penn Bancorp, Inc.	976	20,525
Midland States Bancorp, Inc.	1,681	40,932
MidWestOne Financial Group, Inc.	651	14,921
MVB Financial Corp.	672	14,388
National Bank Holdings Corp. – Class A	16,322	552,336
National Bankshares, Inc.	209	6,535
Northeast Bank	475	25,360
Northfield Bancorp, Inc.	2,447	24,715
Northrim BanCorp, Inc.	428	21,284
OceanFirst Financial Corp.	3,769	57,289
OFG Bancorp	3,977	144,047
Old National Bancorp/IN	47,435	779,357
Old Second Bancorp, Inc.	3,088	41,472
Orange County Bancorp, Inc.	178	8,184
Origin Bancorp, Inc.	1,997	59,590
Orrstown Financial Services, Inc.	820	22,099
Pacific Premier Bancorp, Inc.	6,558	149,916
Pathward Financial, Inc.	1,760	89,478
Peapack-Gladstone Financial Corp.	1,094	26,508
Penns Woods Bancorp, Inc.	73	1,412
Peoples Bancorp, Inc./OH	16,084	451,478
Peoples Financial Services Corp.	433	17,472
Popular, Inc.	7,523	629,525
Preferred Bank/Los Angeles CA	988	70,988
Premier Financial Corp.	2,483	48,121
Primis Financial Corp.	1,683	20,785
Prosperity Bancshares, Inc.	15,036	938,397
Provident Financial Services, Inc.	4,789	72,218
QCR Holdings, Inc.	1,174	66,918
RBB Bancorp	1,252	21,559
Red River Bancshares, Inc.	162	8,068
Republic Bancorp, Inc./KY – Class A	583	28,719
S&T Bancorp, Inc.	2,499	77,944
Sandy Spring Bancorp, Inc.	2,934	64,489
Seacoast Banking Corp. of Florida	15,296	369,245
The accompanying notes are an integral part of these financial statements.

Column Small Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Banks – 8.2% (Continued)
ServisFirst Bancshares, Inc.	39,632	$2,504,345
Shore Bancshares, Inc.	1,871	21,255
Simmons First National Corp. – Class A	7,585	145,632
SmartFinancial, Inc.	996	21,434
South Plains Financial, Inc.	846	22,571
Southern First Bancshares, Inc.(a)	504	16,607
Southern Missouri Bancorp, Inc.	616	26,414
Southside Bancshares, Inc.	40	1,146
SouthState Corp.	14,189	1,192,443
Stellar Bancorp, Inc.	63	1,493
Stock Yards Bancorp, Inc.	1,626	74,487
Summit Financial Group, Inc.	1,016	27,412
Synovus Financial Corp.	5,217	197,933
Texas Capital Bancshares, Inc.(a)	9,467	555,240
Timberland Bancorp, Inc./WA	279	7,310
Towne Bank/Portsmouth VA	4,381	118,769
TriCo Bancshares	13,374	446,825
Triumph Financial, Inc.(a)	6,495	487,125
TrustCo Bank Corp. NY	1,255	34,249
Trustmark Corp.	3,873	104,029
UMB Financial Corp.	2,859	233,323
United Bankshares, Inc./WV	21,140	733,347
United Community Banks, Inc./GA	4,616	120,062
Unity Bancorp, Inc.	290	7,940
Univest Financial Corp.	1,879	37,618
Valley National Bancorp	31,309	256,421
Veritex Holdings, Inc.	3,654	71,728
WaFd, Inc.	4,442	121,000
Washington Trust Bancorp, Inc.	1,171	30,142
Webster Financial Corp.	12,662	603,218
West BanCorp, Inc.	973	16,930
Westamerica BanCorp	1,868	85,386
Western Alliance Bancorp	19,155	1,105,818
Wintrust Financial Corp.	103	9,924
WSFS Financial Corp.	24,603	1,042,921
Zions Bancorp NA	24,155	952,432
		30,956,501
Beverages – 0.3%
Coca-Cola Consolidated, Inc.	965	811,372
MGP Ingredients, Inc.	3,385	288,334
		1,099,706
Biotechnology – 1.8%
ADMA Biologics, Inc.(a)	55,353	296,692
Alkermes PLC(a)	11,279	334,873

The accompanying notes are an integral part of these financial statements.

Column Small Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Biotechnology – 1.8% (Continued)
Arcturus Therapeutics Holdings, Inc.(a)	2,958	$114,652
Arcutis Biotherapeutics, Inc.(a)	15,407	158,384
Biohaven Ltd.(a)	2,733	131,567
Blueprint Medicines Corp.(a)	4,392	410,740
Bridgebio Pharma, Inc.(a)	10,341	353,145
Celldex Therapeutics, Inc.(a)	2,358	113,325
Centessa Pharmaceuticals PLC – ADR(a)	13,622	143,167
Cytokinetics, Inc.(a)	5,813	419,931
Eagle Pharmaceuticals, Inc./DE(a)	21	123
Emergent BioSolutions, Inc.(a)	2,432	7,855
Entrada Therapeutics, Inc.(a)	2,622	34,689
Halozyme Therapeutics, Inc.(a)	18,209	724,900
Insmed, Inc.(a)	9,891	274,179
Keros Therapeutics, Inc.(a)	3,400	229,500
Madrigal Pharmaceuticals, Inc.(a)	1,392	328,790
Mineralys Therapeutics, Inc.(a)	10,103	155,384
Natera, Inc.(a)	11,043	955,110
Protagonist Therapeutics, Inc.(a)	6,003	182,371
Puma Biotechnology, Inc.(a)	4,822	29,993
Twist Bioscience Corp.(a)	8,307	326,382
Vaxcyte, Inc.(a)	6,207	458,201
Viking Therapeutics, Inc.(a)	6,013	463,302
Voyager Therapeutics, Inc.(a)	6,066	50,469
		6,697,724
Broadline Retail – 1.0%
Big Lots, Inc.	2,101	11,387
Dillard’s, Inc. – Class A	6	2,488
Kohl’s Corp.	12,084	336,781
Macy’s, Inc.	21,996	383,610
Nordstrom, Inc.	6,763	141,820
Ollie’s Bargain Outlet Holdings, Inc.(a)	27,940	2,239,951
Savers Value Village, Inc.(a)	39,768	804,904
		3,920,941
Building Products – 3.6%
AAON, Inc.	55,968	4,700,192
Advanced Drainage Systems, Inc.	4,170	680,711
Apogee Enterprises, Inc.	2,374	135,817
AZEK Co., Inc.(a)	24,891	1,197,506
CSW Industrials, Inc.	1,315	302,963
Fortune Brands Innovations, Inc.	5,480	445,743
Hayward Holdings, Inc.(a)	56,367	833,668
Insteel Industries, Inc.	7,490	272,711
Janus International Group, Inc.(a)	132,650	1,903,528
JELD-WEN Holding, Inc.(a)	48,797	888,105

The accompanying notes are an integral part of these financial statements.

Column Small Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Building Products – 3.6% (Continued)
Masonite International Corp.(a)	4,220	$549,613
Quanex Building Products Corp.	3,539	122,379
Resideo Technologies, Inc.(a)	38,013	848,830
UFP Industries, Inc.	9,680	1,109,618
		13,991,384
Capital Markets – 3.6%
Artisan Partners Asset Management, Inc. – Class A	18,945	815,961
BGC Group, Inc. – Class A	95,904	666,533
Donnelley Financial Solutions, Inc.(a)	9,544	616,161
Evercore, Inc. – Class A	4,285	801,638
FactSet Research Systems, Inc.	3,775	1,746,240
Hamilton Lane, Inc. – Class A	4,477	514,183
Houlihan Lokey, Inc.	1,245	160,182
Interactive Brokers Group, Inc. – Class A	27,875	3,030,569
MarketAxess Holdings, Inc.	290	61,889
Moelis & Co. – Class A	7,460	403,138
Morningstar, Inc.	14,157	4,227,138
Oppenheimer Holdings, Inc. – Class A	365	13,980
Patria Investments Ltd. – Class A	80	1,192
Piper Sandler Cos.	2,455	462,203
StoneX Group, Inc.(a)	2,060	142,676
Virtu Financial, Inc. – Class A	109	1,967
		13,665,650
Chemicals – 3.0%
AdvanSix, Inc.	1,860	52,043
Arcadium Lithium PLC(a)	702	3,854
Ashland, Inc.	8,011	750,150
Avient Corp.	21,067	852,792
Axalta Coating Systems Ltd.(a)	43,457	1,422,348
Cabot Corp.	6,382	542,151
Chemours Co.	43,285	851,416
Core Molding Technologies, Inc.(a)	402	7,385
Element Solutions, Inc.	107,358	2,522,914
Elementis PLC(a)	436,669	780,272
Hawkins, Inc.	2,353	165,298
Huntsman Corp.	9,399	240,614
Intrepid Potash, Inc.(a)	1,040	21,923
LSB Industries, Inc.(a)	5,554	40,877
Mativ Holdings, Inc.	29,103	505,519
NewMarket Corp.	10	6,417
Olin Corp.	5,806	312,363
Orion SA	6,551	147,660
Quaker Chemical Corp.	465	93,233
Rayonier Advanced Materials, Inc.(a)	5,378	18,231

The accompanying notes are an integral part of these financial statements.

Column Small Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Chemicals – 3.0% (Continued)
Stepan Co.	1,216	$108,467
Tronox Holdings PLC	123,884	1,821,094
		11,267,021
Commercial Services & Supplies – 1.4%
ABM Industries, Inc.	8,710	359,810
ACCO Brands Corp.	247	1,378
Acme United Corp.	469	22,278
Aris Water Solutions, Inc. – Class A	2,093	25,200
Casella Waste Systems, Inc. – Class A(a)	793	71,449
Civeo Corp.	1,273	29,814
Clean Harbors, Inc.(a)	4,621	841,485
Driven Brands Holdings, Inc.(a)	32,958	454,491
Enviri Corp.(a)	41,291	324,547
HNI Corp.	10,797	483,814
Interface, Inc.	7,638	120,069
OPENLANE, Inc.(a)	27,712	423,162
Quad/Graphics, Inc.	1,583	9,482
Rollins, Inc.	3,412	150,367
Steelcase, Inc. – Class A	12,892	177,136
Stericycle, Inc.(a)	14,683	798,608
Tetra Tech, Inc.	1,706	302,508
UniFirst Corp./MA	1,936	326,642
Vestis Corp.	29,674	556,684
Virco Mfg. Corp.	1,822	19,204
		5,498,128
Communications Equipment – 1.0%
Applied Optoelectronics, Inc.(a)	5,839	93,307
Ciena Corp.(a)	23,314	1,328,432
Harmonic, Inc.(a)	49,119	644,932
Infinera Corp.(a)	28,065	140,886
Lumentum Holdings, Inc.(a)	9,257	448,687
Ribbon Communications, Inc.(a)	123,498	369,259
Viasat, Inc.(a)	23,044	450,971
Viavi Solutions, Inc.(a)	27,612	263,695
		3,740,169
Construction & Engineering – 1.5%
Arcosa, Inc.	19,606	1,627,297
Argan, Inc.	1,629	76,335
Construction Partners, Inc. – Class A(a)	8,688	417,719
Fluor Corp.(a)	11,806	434,461
Limbach Holdings, Inc.(a)	1,236	60,861
MasTec, Inc.(a)	3,270	246,754
MDU Resources Group, Inc.	21,081	457,036

The accompanying notes are an integral part of these financial statements.

Column Small Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Construction & Engineering – 1.5% (Continued)
MYR Group, Inc.(a)	100	$16,246
Primoris Services Corp.	23,198	916,553
Stantec, Inc.	314	26,219
Valmont Industries, Inc.	3,816	808,725
WillScot Mobile Mini Holdings Corp.(a)	15,941	761,183
		5,849,389
Construction Materials – 0.5%
Eagle Materials, Inc.	3,421	867,395
Summit Materials, Inc. – Class A(a)	22,445	958,626
		1,826,021
Consumer Finance – 0.5%
Bread Financial Holdings, Inc.	11,475	439,263
EZCORP, Inc. – Class A(a)	3,639	38,173
FirstCash Holdings, Inc.	7,715	883,367
LendingClub Corp.(a)	5,572	45,189
Navient Corp.	5,925	96,341
OneMain Holdings, Inc.	177	8,360
PROG Holdings, Inc.(a)	1,866	57,603
SLM Corp.	16,342	340,404
World Acceptance Corp.(a)	210	25,150
		1,933,850
Consumer Staples Distribution & Retail – 0.5%
Andersons, Inc.	4,169	230,462
Grocery Outlet Holding Corp.(a)	2,551	65,790
Ingles Markets, Inc. – Class A	1,638	126,142
Natural Grocers by Vitamin Cottage, Inc.	1,745	28,915
PriceSmart, Inc.	15,147	1,274,469
SpartanNash Co.	3,974	83,732
Sprouts Farmers Market, Inc.(a)	246	15,360
United Natural Foods, Inc.(a)	5,344	83,420
Village Super Market, Inc. – Class A	945	25,846
		1,934,136
Containers & Packaging – 0.6%
AptarGroup, Inc.	3,545	497,931
Avery Dennison Corp.	4,418	956,630
Crown Holdings, Inc.	9,341	715,707
Myers Industries, Inc.	3,817	73,401
		2,243,669
Distributors – 0.1%
Pool Corp.	926	368,659

The accompanying notes are an integral part of these financial statements.

Column Small Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Diversified Consumer Services – 0.6%
ADT, Inc.	38,665	$280,708
American Public Education, Inc.(a)	925	9,666
Bright Horizons Family Solutions, Inc.(a)	1,111	127,609
Duolingo, Inc.(a)	342	81,738
European Wax Center, Inc. – Class A(a)	33,824	479,624
Frontdoor, Inc.(a)	6,129	192,205
Graham Holdings Co. – Class B	6	4,214
Mister Car Wash, Inc.(a)	35,354	293,085
Perdoceo Education Corp.	171	3,046
Stride, Inc.(a)	13,913	831,302
Universal Technical Institute, Inc.(a)	4,315	64,898
		2,368,095
Diversified Telecommunication Services – 0.0%(b)
ATN International, Inc.	1,084	36,357
Frontier Communications Parent, Inc.(a)	340	8,051
IDT Corp. – Class B(a)	47	1,749
		46,157
Electric Utilities – 0.6%
ALLETE, Inc.	16,187	916,831
IDACORP, Inc.	6,435	566,988
Portland General Electric Co.	21,992	883,419
		2,367,238
Electrical Equipment – 0.9%
Atkore, Inc.	42	7,115
Babcock & Wilcox Enterprises, Inc.(a)	64,183	82,154
Bloom Energy Corp. – Class A(a)	15,709	137,768
Encore Wire Corp.	2,049	493,809
EnerSys	4,022	369,541
Generac Holdings, Inc.(a)	2,394	269,349
LSI Industries, Inc.	61	880
NEXTracker, Inc. – Class A(a)	14,097	792,815
Powell Industries, Inc.	1,232	228,216
Preformed Line Products Co.	12	1,650
Regal Rexnord Corp.	6,986	1,198,029
		3,581,326
Electronic Equipment, Instruments & Components – 3.4%
Advanced Energy Industries, Inc.	2,945	298,034
Bel Fuse, Inc. – Class B	1,187	61,688
Benchmark Electronics, Inc.	15,409	473,210
Celestica, Inc.(a)	8,962	381,154
Climb Global Solutions, Inc.	418	28,411
Coherent Corp.(a)	24,818	1,476,175

The accompanying notes are an integral part of these financial statements.

Column Small Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Electronic Equipment, Instruments &
Components – 3.4% (Continued)
CTS Corp.	505	$22,503
Daktronics, Inc.(a)	5,006	43,452
ePlus, Inc.(a)	796	65,582
Fabrinet(a)	8,292	1,787,507
Innoviz Technologies Ltd.(a)	41,046	65,263
Insight Enterprises, Inc.(a)	11,331	2,130,228
Itron, Inc.(a)	4,144	384,066
Kimball Electronics, Inc.(a)	2,291	51,570
Knowles Corp.(a)	66,616	1,088,505
Littelfuse, Inc.	2,773	660,640
Methode Electronics, Inc.	2,110	44,943
Mirion Technologies, Inc.(a)	59,796	584,805
nLight, Inc.(a)	9,799	129,641
Novanta, Inc.(a)	8,381	1,449,410
OSI Systems, Inc.(a)	3,310	434,206
PC Connection, Inc.	1,435	95,255
Rogers Corp.(a)	542	60,742
Sanmina Corp.(a)	1,595	100,804
ScanSource, Inc.(a)	3,281	141,838
Teledyne Technologies, Inc.(a)	737	314,898
TTM Technologies, Inc.(a)	10,330	153,401
Vishay Intertechnology, Inc.	12,073	262,588
		12,790,519
Energy Equipment & Services – 2.1%
Archrock, Inc.	19,219	351,131
Atlas Energy Solutions, Inc.	15,927	300,383
Bristow Group, Inc.(a)	54	1,455
Cactus, Inc. – Class A	2,204	101,164
Dril-Quip, Inc.(a)	6,963	157,364
Expro Group Holdings NV(a)	70,470	1,260,708
Geospace Technologies Corp.(a)	1,709	21,055
Helix Energy Solutions Group, Inc.(a)	16,121	145,089
Helmerich & Payne, Inc.	9,150	351,269
KLX Energy Services Holdings, Inc.(a)	1,416	11,498
Kodiak Gas Services, Inc.	37,803	963,976
Liberty Energy, Inc.	19,194	410,368
Nabors Industries Ltd.(a)	597	46,787
Natural Gas Services Group, Inc.(a)	1,383	23,138
Newpark Resources, Inc.(a)	10,115	65,039
Oceaneering International, Inc.(a)	16,429	324,637
Oil States International, Inc.(a)	27,894	150,349
Patterson-UTI Energy, Inc.	66,793	772,794
ProFrac Holding Corp. – Class A(a)	1,642	13,432
ProPetro Holding Corp.(a)	8,962	66,319

The accompanying notes are an integral part of these financial statements.

Column Small Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Energy Equipment & Services – 2.1% (Continued)
Ranger Energy Services, Inc.	1,823	$19,123
RPC, Inc.	10,137	74,912
Select Water Solutions, Inc.	8,367	71,454
Solaris Oilfield Infrastructure, Inc. – Class A	2,674	22,649
TechnipFMC PLC	39,517	857,124
TETRA Technologies, Inc.(a)	51,684	201,568
Tidewater, Inc.(a)	8,898	623,127
Transocean Ltd.(a)	65,827	308,729
US Silica Holdings, Inc.(a)	7,222	83,053
Valaris Ltd.(a)	3,664	231,015
		8,030,709
Entertainment – 0.2%
Eventbrite, Inc. – Class A(a)	38,350	214,760
Lions Gate Entertainment Corp. – Class B(a)	57,665	523,598
Marcus Corp.	2,576	37,790
		776,148
Financial Services – 1.1%
Alerus Financial Corp.	1,062	23,162
AvidXchange Holdings, Inc.(a)	40,596	539,521
Cannae Holdings, Inc.(a)	5,843	127,494
Enact Holdings, Inc.	1,112	30,825
Essent Group Ltd.	10,913	584,609
Federal Agricultural Mortgage Corp. – Class C	671	120,022
International Money Express, Inc.(a)	1,872	36,878
Jack Henry & Associates, Inc.	795	138,147
Jackson Financial, Inc. – Class A	8,431	464,127
Merchants Bancorp/IN	1,400	60,004
MGIC Investment Corp.	471	9,368
NMI Holdings, Inc. – Class A(a)	5,895	177,322
Pagseguro Digital Ltd. – Class A(a)	41,805	581,926
PennyMac Financial Services, Inc.	1,646	139,795
Radian Group, Inc.	10,232	298,160
Shift4 Payments, Inc. – Class A(a)	6,584	541,336
Walker & Dunlop, Inc.	2,441	232,823
		4,105,519
Food Products – 1.2%
B&G Foods, Inc.	5,743	66,332
Cal-Maine Foods, Inc.	5,347	307,399
Dole PLC	16,222	191,582
Fresh Del Monte Produce, Inc.	3,735	89,379
Glanbia PLC	62,534	1,131,828
Hain Celestial Group, Inc.(a)	23,652	236,520
J & J Snack Foods Corp.	1,497	217,185

The accompanying notes are an integral part of these financial statements.

Column Small Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Food Products – 1.2% (Continued)
John B Sanfilippo & Son, Inc.	743	$76,061
Maple Leaf Foods, Inc.	7,329	124,693
Nomad Foods Ltd.	55,336	1,019,842
Seaboard Corp.	27	88,765
Simply Good Foods Co.(a)	2,090	74,153
TreeHouse Foods, Inc.(a)	23,075	825,853
Utz Brands, Inc.	4,972	87,955
WK Kellogg Co.	21,081	308,626
		4,846,173
Gas Utilities – 0.3%
Atmos Energy Corp.	2,411	272,226
New Jersey Resources Corp.	6,213	258,523
Spire, Inc.	10,114	599,962
		1,130,711
Ground Transportation – 1.4%
ArcBest Corp.	2,471	353,007
Heartland Express, Inc.	3,945	50,417
Hertz Global Holdings, Inc.(a)	8,725	68,491
Knight-Swift Transportation Holdings, Inc.	22,903	1,290,356
Landstar System, Inc.	5,145	978,579
Marten Transport Ltd.	6,237	117,567
RXO, Inc.(a)	11,673	251,203
Ryder System, Inc.	4,246	484,469
Saia, Inc.(a)	1,690	972,426
Schneider National, Inc. – Class B	19,321	455,010
Universal Logistics Holdings, Inc.	715	24,188
Werner Enterprises, Inc.	6,822	273,835
		5,319,548
Health Care Equipment & Supplies – 2.2%
Accuray, Inc.(a)	57,528	149,573
Alphatec Holdings, Inc.(a)	41,561	558,164
AtriCure, Inc.(a)	7,180	251,085
Atrion Corp.	223	82,062
Avanos Medical, Inc.(a)	7,738	143,695
CytoSorbents Corp.(a)	2,059	1,975
Enovis Corp.(a)	15,054	900,379
Envista Holdings Corp.(a)	40,827	843,077
Globus Medical, Inc. – Class A(a)	14,950	807,150
Haemonetics Corp.(a)	8,959	653,828
Inari Medical, Inc.(a)	8,810	406,317
Integer Holdings Corp.(a)	7,125	785,815
Integra LifeSciences Holdings Corp.(a)	5,804	214,226
Lantheus Holdings, Inc.(a)	6,144	401,695

The accompanying notes are an integral part of these financial statements.

Column Small Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Health Care Equipment & Supplies – 2.2% (Continued)
OraSure Technologies, Inc.(a)	45,094	$324,451
QuidelOrtho Corp.(a)	5,051	230,326
SI-BONE, Inc.(a)	23,131	401,323
Teleflex, Inc.	943	210,091
TransMedics Group, Inc.(a)	4,198	342,557
UFP Technologies, Inc.(a)	934	194,562
Varex Imaging Corp.(a)	9,344	160,717
Zimvie, Inc.(a)	12,773	216,502
		8,279,570
Health Care Providers & Services – 3.0%
Acadia Healthcare Co., Inc.(a)	24,962	2,083,078
Chemed Corp.	581	363,782
CorVel Corp.(a)	296	72,224
Cross Country Healthcare, Inc.(a)	3,374	61,643
Encompass Health Corp.	5,879	437,398
HealthEquity, Inc.(a)	16,640	1,374,630
Molina Healthcare, Inc.(a)	1,472	579,836
National Research Corp.	30,614	1,234,356
NeoGenomics, Inc.(a)	35,258	550,025
Option Care Health, Inc.(a)	14,758	476,241
Patterson Cos., Inc.	12,413	336,268
Premier, Inc. – Class A	10,166	212,063
R1 RCM, Inc.(a)	41,622	584,789
RadNet, Inc.(a)	8,756	331,502
Tenet Healthcare Corp.(a)	10,496	976,128
US Physical Therapy, Inc.	15,400	1,636,558
		11,310,521
Health Care Technology – 0.2%
Evolent Health, Inc. – Class A(a)	14,276	484,100
OptimizeRx Corp.(a)	1,662	26,309
Phreesia, Inc.(a)	9,379	232,130
Schrodinger, Inc./United States(a)	2,739	69,735
Simulations Plus, Inc.	1,614	66,981
		879,255
Hotels, Restaurants & Leisure – 2.1%
BJ’s Restaurants, Inc.(a)	2,133	74,698
Bowlero Corp.	23,467	292,164
Boyd Gaming Corp.	7,184	475,078
Brinker International, Inc.(a)	16,933	784,675
Carrols Restaurant Group, Inc.	81	767
Cheesecake Factory, Inc.	3,933	139,150
Cracker Barrel Old Country Store, Inc.	2,016	133,318
Dalata Hotel Group PLC	76,639	373,460

The accompanying notes are an integral part of these financial statements.

Column Small Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Hotels, Restaurants & Leisure – 2.1% (Continued)
Full House Resorts, Inc.(a)	2,886	$14,805
Golden Entertainment, Inc.	2,030	75,232
Hilton Grand Vacations, Inc.(a)	25,559	1,147,088
International Game Technology PLC	59,852	1,626,179
Monarch Casino & Resort, Inc.	1,204	84,701
Planet Fitness, Inc. – Class A(a)	8,140	505,087
Playa Hotels & Resorts NV(a)	9,056	83,225
RCI Hospitality Holdings, Inc.	10	564
Red Rock Resorts, Inc. – Class A	15,070	873,909
Texas Roadhouse, Inc.	1,866	278,724
United Parks & Resorts, Inc.(a)	3,606	185,168
Wingstop, Inc.	1,692	593,977
		7,741,969
Household Durables – 2.7%
Beazer Homes USA, Inc.(a)	2,790	87,411
Century Communities, Inc.	4,312	372,082
Cricut, Inc. – Class A	1,750	8,453
Dream Finders Homes, Inc. – Class A(a)	51,870	2,029,672
Ethan Allen Interiors, Inc.	2,137	71,440
Flexsteel Industries, Inc.	395	13,766
Green Brick Partners, Inc.(a)	2,944	172,224
Hamilton Beach Brands Holding Co. – Class A	933	16,458
Hooker Furnishings Corp.	1,278	31,324
Hovnanian Enterprises, Inc. – Class A(a)	629	98,539
Installed Building Products, Inc.	7,086	1,693,057
KB Home	7,146	474,709
Landsea Homes Corp.(a)	1,694	23,072
La-Z-Boy, Inc.	4,317	164,003
Legacy Housing Corp.(a)	915	23,534
Lovesac Co.(a)	1,355	31,219
M/I Homes, Inc.(a)	5,438	690,572
MDC Holdings, Inc.	3,478	218,071
Meritage Homes Corp.	1,845	290,883
Mohawk Industries, Inc.(a)	56	6,643
Skyline Champion Corp.(a)	12,335	1,033,549
Smith Douglas Homes Corp.(a)	16,947	488,751
Sonos, Inc.(a)	29,608	561,368
Taylor Morrison Home Corp.(a)	3,003	170,000
Tempur Sealy International, Inc.	8,468	461,252
TopBuild Corp.(a)	1,386	557,699
Tri Pointe Homes, Inc.(a)	9,213	325,956
Worthington Enterprises, Inc.	3,322	206,363
		10,322,070

The accompanying notes are an integral part of these financial statements.

Column Small Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Household Products – 0.1%
Central Garden & Pet Co. – Class A(a)	5,850	$220,487
Central Garden & Pet Co.(a)	1,067	46,809
Church & Dwight Co., Inc.	790	79,095
Oil-Dri Corp. of America	543	38,710
WD-40 Co.	656	176,064
		561,165
Independent Power and Renewable
Electricity Producers – 0.4%
Ormat Technologies, Inc.	9,517	620,033
Vistra Corp.	19,250	1,049,895
		1,669,928
Insurance – 4.9%
Ambac Financial Group, Inc.(a)	3,097	50,667
AMERISAFE, Inc.	2,303	121,506
Axis Capital Holdings Ltd.	12,676	793,138
Brighthouse Financial, Inc.(a)	5,498	255,932
CNO Financial Group, Inc.	40,053	1,069,015
Crawford & Co. – Class A	1,199	14,040
Crawford & Co. – Class B	501	5,506
Employers Holdings, Inc.	1,650	75,422
Enstar Group Ltd.(a)	892	274,682
Fidelis Insurance Holdings Ltd.(a)	41,517	621,095
First American Financial Corp.	24,774	1,447,049
Genworth Financial, Inc. – Class A(a)	29,453	181,136
Goosehead Insurance, Inc. – Class A(a)	24,564	1,858,267
Greenlight Capital Re Ltd. – Class A(a)	1,064	13,438
Hagerty, Inc. – Class A(a)	4,206	36,130
Hamilton Insurance Group Ltd. – Class B(a)	7,132	96,353
Hanover Insurance Group, Inc.	14,307	1,880,941
HCI Group, Inc.	13	1,269
Heritage Insurance Holdings, Inc.(a)	1,089	7,579
Horace Mann Educators Corp.	771	27,902
Kemper Corp.	16,700	957,411
Kinsale Capital Group, Inc.	1,250	645,225
Palomar Holdings, Inc.(a)	6,226	474,048
RLI Corp.	1,554	227,583
Ryan Specialty Holdings, Inc.(a)	99,505	5,212,072
Selective Insurance Group, Inc.	8,485	886,513
SiriusPoint Ltd.(a)	8,968	110,037
Skyward Specialty Insurance Group, Inc.(a)	10,597	387,744
Stewart Information Services Corp.	1,362	85,779
Universal Insurance Holdings, Inc.	1,992	40,218
White Mountains Insurance Group Ltd.	150	264,816
		18,122,513

The accompanying notes are an integral part of these financial statements.

Column Small Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Interactive Media & Services – 2.1%
Auto Trader Group PLC – ADR	1,478,573	$3,459,860
Bumble, Inc. – Class A(a)	7,793	89,230
MediaAlpha, Inc. – Class A(a)	56,492	1,172,208
QuinStreet, Inc.(a)	17,585	257,269
Rightmove PLC – ADR	169,461	2,458,879
		7,437,446
IT Services – 1.0%
DXC Technology Co.(a)	22,387	489,380
Endava PLC – ADR(a)	33,780	1,255,603
Globant SA(a)	902	201,299
Kyndryl Holdings, Inc.(a)	44,415	975,798
Perficient, Inc.(a)	2,551	165,483
Unisys Corp.(a)	50,053	259,775
Wix.com Ltd.(a)	3,328	466,519
		3,813,857
Leisure Products – 0.5%
BRP, Inc.	1,410	93,068
Brunswick Corp./DE	8,402	734,334
Clarus Corp.	1,807	10,408
Escalade, Inc.	526	7,801
Funko, Inc. – Class A(a)	825	5,808
JAKKS Pacific, Inc.(a)	988	34,689
Johnson Outdoors, Inc. – Class A	10	460
Latham Group, Inc.(a)	1,408	4,773
Malibu Boats, Inc. – Class A(a)	1,909	83,309
Marine Products Corp.	571	6,544
MasterCraft Boat Holdings, Inc.(a)	1,064	23,334
Mattel, Inc.(a)	33,949	668,794
Polaris, Inc.	2,503	232,053
Smith & Wesson Brands, Inc.	3,990	54,783
Vista Outdoor, Inc.(a)	5,534	172,661
		2,132,819
Life Sciences Tools & Services – 0.4%
Bio-Techne Corp.	4,263	313,629
Charles River Laboratories International, Inc.(a)	1,787	454,238
ICON PLC(a)	633	202,952
Inotiv, Inc.(a)	1,107	8,247
Standard BioTools, Inc.(a)	46,608	104,868
Stevanato Group SpA	4,098	135,849
West Pharmaceutical Services, Inc.	520	186,347
		1,406,130

The accompanying notes are an integral part of these financial statements.

Column Small Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Machinery – 2.9%
Alamo Group, Inc.	4,940	$999,314
Allison Transmission Holdings, Inc.	6,770	509,984
ATS Corp.(a)	4,255	160,337
Columbus McKinnon Corp./NY	21,892	914,429
Commercial Vehicle Group, Inc.(a)	2,206	14,427
Crane Co.	605	73,544
Enerpac Tool Group Corp.	10,975	369,967
Esab Corp.	2,252	223,218
ESCO Technologies, Inc.	1,087	110,754
Federal Signal Corp.	6,947	569,029
Franklin Electric Co., Inc.	5,480	569,701
Graco, Inc.	2,246	204,970
Graham Corp.(a)	1,300	30,797
Greenbrier Cos., Inc.	91	4,709
Hillman Solutions Corp.(a)	45,988	447,923
Kadant, Inc.	1,108	373,728
Kennametal, Inc.	7,846	198,033
L B Foster Co. – Class A(a)	1,360	32,273
Lindsay Corp.	993	118,475
Manitowoc Co., Inc.(a)	3,404	47,452
Markforged Holding Corp.(a)	34,678	23,234
Mueller Industries, Inc.	5,470	281,049
Mueller Water Products, Inc. – Class A	57,482	893,845
NN, Inc.(a)	5,887	27,551
Nordson Corp.	760	201,894
Omega Flex, Inc.	11,944	831,900
Park-Ohio Holdings Corp.	28	752
RBC Bearings, Inc.(a)	3,067	836,770
SPX Technologies, Inc.(a)	2,122	248,677
Standex International Corp.	1,100	190,300
Stratasys Ltd.(a)	36,882	455,493
Terex Corp.	6,949	398,525
Timken Co.	710	59,633
Titan International, Inc.(a)	6,659	84,969
Toro Co.	2,479	228,836
Trinity Industries, Inc.	8,364	212,278
Wabash National Corp.	5,123	139,755
		11,088,525
Marine Transportation – 0.8%
Eagle Bulk Shipping, Inc.	737	45,156
Genco Shipping & Trading Ltd.	4,673	95,329
Kirby Corp.(a)	17,174	1,506,503
Matson, Inc.	4,270	474,184
Pangaea Logistics Solutions Ltd.	3,380	28,324

The accompanying notes are an integral part of these financial statements.

Column Small Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Marine Transportation – 0.8% (Continued)
Safe Bulkers, Inc.	8,806	$40,860
Star Bulk Carriers Corp.	32,626	778,783
		2,969,139
Media – 0.5%
AMC Networks, Inc. – Class A(a)	4,427	57,285
Cable One, Inc.	495	225,720
Criteo SA – ADR(a)	30,873	998,742
EchoStar Corp. – Class A(a)	156	2,045
Nexstar Media Group, Inc. – Class A	1,743	289,635
Scholastic Corp.	2,093	82,548
TechTarget, Inc.(a)	1,800	57,078
		1,713,053
Metals & Mining – 1.8%
Alpha Metallurgical Resources, Inc.	1,279	482,503
Arch Resources, Inc.	2,377	392,894
Caledonia Mining Corp. PLC	1,700	16,813
Capstone Copper Corp.(a)	85,303	447,524
Century Aluminum Co.(a)	7,375	77,216
Cleveland-Cliffs, Inc.(a)	37,057	770,786
Commercial Metals Co.	13,314	718,956
Constellium SE(a)	23,265	451,108
ERO Copper Corp.(a)	44,582	760,569
Materion Corp.	6,685	897,930
Metallus, Inc.(a)	93	2,023
Olympic Steel, Inc.	1,366	92,915
Radius Recycling, Inc. – Class A	2,996	59,201
Ramaco Resources, Inc.(a)	3,507	61,653
Ramaco Resources, Inc. – Class B	676	8,112
Ryerson Holding Corp.	12,106	382,307
Stelco Holdings, Inc.	14,940	444,187
SunCoke Energy, Inc.	12,065	129,216
Tredegar Corp.	1,709	7,434
Universal Stainless & Alloy Products, Inc.(a)	929	18,942
Warrior Met Coal, Inc.	11,410	650,028
		6,872,317
Multi-Utilities – 0.1%
Black Hills Corp.	3,995	207,860
Northwestern Energy Group, Inc.	5,475	262,362
		470,222
Oil, Gas & Consumable Fuels – 5.0%
Antero Resources Corp.(a)	27,429	704,925
Ardmore Shipping Corp.	5,082	82,481

The accompanying notes are an integral part of these financial statements.

Column Small Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Oil, Gas & Consumable Fuels – 5.0% (Continued)
Berry Corp.	7,330	$51,677
California Resources Corp.	7,895	411,882
Callon Petroleum Co.(a)	192	5,983
Chord Energy Corp.	6,144	998,093
CNX Resources Corp.(a)	35,831	750,659
Comstock Resources, Inc.	7,249	61,979
CONSOL Energy, Inc.	3,209	275,396
Crescent Energy Co. – Class A	10,209	114,137
Crescent Point Energy Corp.	201,641	1,469,425
CVR Energy, Inc.	3,756	124,624
Devon Energy Corp.	14,454	636,843
DHT Holdings, Inc.	73,892	799,511
Dorian LPG Ltd.	5,064	183,064
Evolution Petroleum Corp.	1,870	10,958
Gran Tierra Energy, Inc.(a)	3,835	20,517
Granite Ridge Resources, Inc.	7,912	48,659
Green Plains, Inc.(a)	37,144	791,167
Gulfport Energy Corp.(a)	2,039	289,518
Hallador Energy Co.(a)	2,810	21,356
HighPeak Energy, Inc.	2,712	44,938
International Seaways, Inc.	6,206	328,484
Kimbell Royalty Partners LP	7,199	112,952
Kosmos Energy Ltd.(a)	314,145	1,928,851
Magnolia Oil & Gas Corp. – Class A	19,556	443,530
Matador Resources Co.	14,415	910,307
Murphy Oil Corp.	18,265	724,573
Nordic American Tankers Ltd.	5,617	22,861
Northern Oil & Gas, Inc.	10,083	360,266
Overseas Shipholding Group, Inc. – Class A	8,256	50,196
Par Pacific Holdings, Inc.(a)	6,722	242,799
PBF Energy, Inc. – Class A	5,784	270,113
Peabody Energy Corp.	16,492	408,507
Permian Resources Corp.	62,165	967,287
Riley Exploration Permian, Inc.	693	16,389
SandRidge Energy, Inc.	2,779	36,238
Scorpio Tankers, Inc.	20,590	1,382,206
SFL Corp. Ltd.	13,602	181,723
SilverBow Resources, Inc.(a)	2,459	69,811
Sitio Royalties Corp. – Class A	6,927	158,074
SM Energy Co.	25,367	1,110,314
Southwestern Energy Co.(a)	21,661	150,977
Talos Energy, Inc.(a)	13,092	172,683
Teekay Corp.(a)	7,521	56,934
Teekay Tankers Ltd. – Class A	3,633	199,161
Texas Pacific Land Corp.	49	77,196
VAALCO Energy, Inc.	12,937	57,699

The accompanying notes are an integral part of these financial statements.

Column Small Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Oil, Gas & Consumable Fuels – 5.0% (Continued)
Viper Energy, Inc.	1,526	$55,150
Vital Energy, Inc.(a)	3,559	179,124
World Kinect Corp.	6,592	160,581
		18,732,778
Paper & Forest Products – 0.4%
Clearwater Paper Corp.(a)	2,050	80,545
Louisiana-Pacific Corp.	15,058	1,113,840
Stella-Jones, Inc.	7,923	445,437
		1,639,822
Passenger Airlines – 0.5%
Alaska Air Group, Inc.(a)	11,485	429,424
Allegiant Travel Co.	1,103	80,276
Frontier Group Holdings, Inc.(a)	72,754	504,913
JetBlue Airways Corp.(a)	31,638	205,014
SkyWest, Inc.(a)	4,808	308,770
Sun Country Airlines Holdings, Inc.(a)	31,716	475,740
		2,004,137
Personal Care Products – 0.5%
BellRing Brands, Inc.(a)	7,908	450,361
Coty, Inc. – Class A(a)	51,305	644,391
elf Beauty, Inc.(a)	3,359	700,452
Medifast, Inc.	873	34,999
Nature’s Sunshine Products, Inc.(a)	1,484	26,341
Nu Skin Enterprises, Inc. – Class A	2,840	35,500
Olaplex Holdings, Inc.(a)	5,190	9,653
		1,901,697
Pharmaceuticals – 0.6%
Amneal Pharmaceuticals, Inc.(a)	38,169	210,693
Amphastar Pharmaceuticals, Inc.(a)	5,909	275,182
Amylyx Pharmaceuticals, Inc.(a)	5,296	99,830
Catalent, Inc.(a)	8,817	505,567
Edgewise Therapeutics, Inc.(a)	6,503	106,194
Harmony Biosciences Holdings, Inc.(a)	3,526	113,185
Intra-Cellular Therapies, Inc.(a)	7,566	525,987
Longboard Pharmaceuticals, Inc.(a)	3,860	85,615
Pacira BioSciences, Inc.(a)	6,926	205,841
Phibro Animal Health Corp. – Class A	1,493	19,304
Verona Pharma PLC – ADR(a)	8,014	138,001
		2,285,399
The accompanying notes are an integral part of these financial statements.

Column Small Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Professional Services – 1.9%
ASGN, Inc.(a)	8,800	$874,016
Barrett Business Services, Inc.	15	1,830
CACI International, Inc. – Class A(a)	613	229,783
CBIZ, Inc.(a)	1,003	75,757
Clarivate PLC(a)	59,366	426,248
Conduent, Inc.(a)	120,984	416,185
CRA International, Inc.	753	99,803
Exponent, Inc.	3,041	245,986
First Advantage Corp.	10,535	164,978
FTI Consulting, Inc.(a)	1,881	389,141
IBEX Holdings Ltd.(a)	25	399
ICF International, Inc.	3,265	505,585
KBR, Inc.	28,204	1,693,087
Kelly Services, Inc. – Class A	3,199	78,471
Kforce, Inc.	20,232	1,408,956
Korn Ferry	6,709	427,095
Paycor HCM, Inc.(a)	14,249	300,939
Resources Connection, Inc.	69	954
TrueBlue, Inc.(a)	3,188	37,459
		7,376,672
Real Estate Management & Development – 0.8%
Colliers International Group, Inc.	4,890	568,365
Cushman & Wakefield PLC(a)	78,465	783,865
DigitalBridge Group, Inc.	13,745	252,495
FirstService Corp.	1,897	312,872
FirstService Corp.	3,842	632,260
Forestar Group, Inc.(a)	1,980	66,766
Opendoor Technologies, Inc.(a)	73,808	227,328
RE/MAX Holdings, Inc. – Class A	1,215	10,364
Redfin Corp.(a)	21,072	149,717
RMR Group, Inc. – Class A	36	881
		3,004,913
Semiconductors & Semiconductor Equipment – 3.2%
CEVA, Inc.(a)	6,681	151,258
Cohu, Inc.(a)	23,407	752,067
Credo Technology Group Holding Ltd.(a)	18,380	395,905
Diodes, Inc.(a)	4,104	278,990
FormFactor, Inc.(a)	9,890	425,567
Impinj, Inc.(a)	3,573	390,243
indie Semiconductor, Inc. – Class A(a)	24,585	152,181
Lattice Semiconductor Corp.(a)	8,035	615,561
MACOM Technology Solutions Holdings, Inc.(a)	13,270	1,172,139
MKS Instruments, Inc.	2,992	367,298
NVE Corp.	3,496	292,231

The accompanying notes are an integral part of these financial statements.

Column Small Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Semiconductors & Semiconductor
Equipment – 3.2% (Continued)
Onto Innovation, Inc.(a)	7,323	$1,348,604
Photronics, Inc.(a)	7,677	221,021
Power Integrations, Inc.	3,758	268,547
Rambus, Inc.(a)	34,587	2,048,933
Semtech Corp.(a)	11,198	237,398
Silicon Laboratories, Inc.(a)	1,623	223,227
Silicon Motion Technology Corp. – ADR	5,518	390,619
SMART Global Holdings, Inc.(a)	3,579	76,125
Tower Semiconductor Ltd.(a)	20,339	668,747
Ultra Clean Holdings, Inc.(a)	13,045	563,544
Veeco Instruments, Inc.(a)	32,054	1,160,675
Wolfspeed, Inc.(a)	3,559	92,605
		12,293,485
Software – 5.4%
ACI Worldwide, Inc.(a)	50,788	1,671,433
Adeia, Inc.	30,829	349,601
Aspen Technology, Inc.(a)	7,336	1,422,377
Blackbaud, Inc.(a)	3,463	239,570
BlackLine, Inc.(a)	24,293	1,378,142
Box, Inc. – Class A(a)	8,785	226,565
Cognyte Software Ltd.(a)	47,277	350,795
CommVault Systems, Inc.(a)	1,871	179,073
Computer Modelling Group Ltd.	2,070	15,442
CoreCard Corp.(a)	9	115
CyberArk Software Ltd.(a)	2,644	697,381
DoubleVerify Holdings, Inc.(a)	10,093	311,773
Fair Isaac Corp.(a)	328	416,530
Five9, Inc.(a)	9,269	565,409
Guidewire Software, Inc.(a)	5,823	694,917
InterDigital, Inc.	2,934	313,997
JFrog Ltd.(a)	3,650	163,484
Klaviyo, Inc. – Class A(a)	4,341	115,037
LiveRamp Holdings, Inc.(a)	28,419	994,097
Manhattan Associates, Inc.(a)	4,566	1,156,705
Model N, Inc.(a)	4,225	103,766
nCino, Inc.(a)	79,687	2,377,859
Olo, Inc. – Class A(a)	131,667	766,302
OneSpan, Inc.(a)	15,396	147,956
Qualys, Inc.(a)	2,269	389,950
Radware Ltd.(a)	10,250	182,040
SPS Commerce, Inc.(a)	16,729	3,097,541
Tenable Holdings, Inc.(a)	11,611	559,186
Tyler Technologies, Inc.(a)	441	192,779
Varonis Systems, Inc.(a)	4,164	211,531

The accompanying notes are an integral part of these financial statements.

Column Small Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Software – 5.4% (Continued)
Verint Systems, Inc.(a)	12,558	$396,958
Vertex, Inc. – Class A(a)	4,446	149,297
Xperi, Inc.(a)	24,812	271,940
		20,109,548
Specialty Retail – 2.6%
1-800-Flowers.com, Inc. – Class A(a)	3,064	31,927
Aaron’s Co., Inc.	2,008	15,562
Abercrombie & Fitch Co. – Class A(a)	2,561	327,193
Academy Sports & Outdoors, Inc.	16,156	1,207,176
Advance Auto Parts, Inc.	4,000	270,160
American Eagle Outfitters, Inc.	19,911	472,886
Arhaus, Inc.(a)	3,318	43,864
Asbury Automotive Group, Inc.(a)	1,412	294,868
Big 5 Sporting Goods Corp.	996	4,781
Boot Barn Holdings, Inc.(a)	6,450	596,625
Buckle, Inc.	3,225	132,032
Build-A-Bear Workshop, Inc.	1,208	28,920
Caleres, Inc.	12,090	466,795
CarParts.com, Inc.(a)	3,044	7,762
Citi Trends, Inc.(a)	21	651
Designer Brands, Inc. – Class A	3,789	40,012
Destination XL Group, Inc.(a)	4,409	17,592
Floor & Decor Holdings, Inc. – Class A(a)	1,789	216,684
Foot Locker, Inc.	638	21,966
Genesco, Inc.(a)	964	30,771
Group 1 Automotive, Inc.	264	71,452
Guess?, Inc.	3,652	92,688
Haverty Furniture Cos., Inc.	1,308	44,864
Hibbett, Inc.	1,369	112,190
Lands’ End, Inc.(a)	1,165	11,335
LL Flooring Holdings, Inc.(a)	2,738	5,859
Murphy USA, Inc.	1,079	449,954
ODP Corp.(a)	11,503	649,689
Revolve Group, Inc.(a)	67,485	1,479,945
Shoe Carnival, Inc.	1,627	53,317
Signet Jewelers Ltd.	11,443	1,164,440
Tractor Supply Co.	643	163,528
Upbound Group, Inc.	3,826	129,166
Urban Outfitters, Inc.(a)	6,141	255,159
Valvoline, Inc.(a)	17,135	730,636
Wayfair, Inc. – Class A(a)	4,596	273,922
Winmark Corp.	399	151,440
		10,067,811

The accompanying notes are an integral part of these financial statements.

Column Small Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Technology Hardware, Storage & Peripherals – 0.0%(b)
Eastman Kodak Co.(a)	4,322	$23,079
Immersion Corp.	3,205	21,634
Turtle Beach Corp.(a)	1,739	18,573
		63,286
Textiles, Apparel & Luxury Goods – 1.3%
Carter’s, Inc.	3,101	251,026
Columbia Sportswear Co.	2,947	243,687
Crocs, Inc.(a)	2,828	345,723
Dr Martens PLC	250,563	301,128
G-III Apparel Group Ltd.(a)	5,445	181,155
Gildan Activewear, Inc.	46,914	1,634,015
Movado Group, Inc.	1,330	38,184
Oxford Industries, Inc.	1,368	138,702
PVH Corp.	2,161	295,344
Rocky Brands, Inc.	884	22,056
Skechers USA, Inc. – Class A(a)	11,625	718,540
Steven Madden Ltd.	7,019	300,554
Superior Group of Cos., Inc.	1,445	20,765
Under Armour, Inc. – Class C(a)	35,401	302,325
Unifi, Inc.(a)	750	4,410
Vera Bradley, Inc.(a)	2,217	17,293
		4,814,907
Trading Companies & Distributors – 3.2%
AerCap Holdings NV(a)	12,004	926,469
Air Lease Corp.	28,625	1,147,863
Beacon Roofing Supply, Inc.(a)	12,280	1,054,729
BlueLinx Holdings, Inc.(a)	1,255	159,197
Boise Cascade Co.	1,873	254,559
Core & Main, Inc. – Class A(a)	30,780	1,469,129
DNOW, Inc.(a)	22,962	324,912
GATX Corp.	9,176	1,163,884
Global Industrial Co.	1,249	54,769
GMS, Inc.(a)	4,049	361,616
H&E Equipment Services, Inc.	3,419	193,139
Herc Holdings, Inc.	5,468	867,662
Hudson Technologies, Inc.(a)	104	1,524
Karat Packaging, Inc.	860	25,447
McGrath RentCorp	18,359	2,285,329
Richelieu Hardware Ltd.(d)	2,716	87,129
Rush Enterprises, Inc. – Class A	16,016	779,979
Rush Enterprises, Inc. – Class B	19	958
SiteOne Landscape Supply, Inc.(a)	4,121	694,306
Transcat, Inc.(a)	830	87,283
Watsco, Inc.	555	218,737
		12,158,620

The accompanying notes are an integral part of these financial statements.

Column Small Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Water Utilities – 0.1%
SJW Group	5,913	$325,570

Wireless Telecommunication Services – 0.1%
Telephone and Data Systems, Inc.	13,767	210,635
United States Cellular Corp.(a)	1,872	65,314
		275,949
TOTAL COMMON STOCKS (Cost $343,530,538)		356,942,801

REAL ESTATE INVESTMENT TRUSTS – 2.4%
AGNC Investment Corp.	120,483	1,151,817
Alexander & Baldwin, Inc.	31,329	509,410
Brixmor Property Group, Inc.	40,236	909,735
Chatham Lodging Trust	10,530	107,406
Equity Commonwealth(a)	40,995	771,936
Getty Realty Corp.	24,847	654,967
Highwoods Properties, Inc.	4,982	121,810
Kite Realty Group Trust	2,132	45,646
MFA Financial, Inc.	51,280	575,362
National Storage Affiliates Trust	17,975	643,685
NNN REIT, Inc.	21,650	880,939
RLJ Lodging Trust	10,392	123,353
Ryman Hospitality Properties, Inc.	4,861	575,931
STAG Industrial, Inc.	27,061	1,005,046
Sunstone Hotel Investors, Inc.	63,063	705,675
Terreno Realty Corp.	4,358	280,219
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $9,262,523)		9,062,937

CLOSED END FUNDS – 0.0%(b)
Medallion Financial Corp.	799	6,176
TOTAL CLOSED END FUNDS (Cost $7,725)		6,176

The accompanying notes are an integral part of these financial statements.

Column Small Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS – 3.4%

Money Market Funds – 3.4%
First American Government Obligations Fund –
Class X, 5.23%(c)	12,718,833	$12,718,833
TOTAL SHORT-TERM INVESTMENTS (Cost $12,718,833)		12,718,833
TOTAL INVESTMENTS – 99.8% (Cost $365,519,619)		378,730,747
Other Assets in Excess of Liabilities – 0.2%		925,279
TOTAL NET ASSETS – 100.0%		$379,656,026

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

ADR – American Depositary Receipt
PLC – Public Limited Company
SA – Sociedad Anónima

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day effective yield as of February 29, 2024.
(d)	Illiquid security.

Column Small Cap Fund
Schedule of Forward Currency Contracts
February 29, 2024 (Unaudited)

						Value/Unrealized
Settlement	Currency		Currency			Appreciation
Date	Purchased		Sold		Counterparty	(Depreciation)
03/28/2024	CAD	224,288	USD	166,261	Bank of America Securities, Inc.	$(927)
03/28/2024	USD	1,894,731	CAD	2,547,594	Bank of America Securities, Inc.	16,768
						$15,841

The accompanying notes are an integral part of these financial statements.

Column Mid Cap Select Fund
Schedule of Investments
February 29, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS – 91.7%

Aerospace & Defense – 5.2%
BWX Technologies, Inc.	47,841	$4,823,808
Curtiss-Wright Corp.	21,385	5,052,634
General Dynamics Corp.	37,967	10,374,483
HEICO Corp. – Class A	123,820	19,265,154
Hexcel Corp.	125,644	9,355,452
Howmet Aerospace, Inc.	121,851	8,109,184
L3Harris Technologies, Inc.	17,741	3,755,060
Spirit AeroSystems Holdings, Inc. – Class A(a)	355,015	10,153,429
Textron, Inc.	86,999	7,749,001
Woodward, Inc.	68,237	9,654,853
		88,293,058
Air Freight & Logistics – 0.3%
Expeditors International of Washington, Inc.	38,051	4,550,900

Automobile Components – 0.4%
Gentex Corp.	101,662	3,713,712
Lear Corp.	18,256	2,507,462
		6,221,174
Automobiles – 0.2%
Harley-Davidson, Inc.	73,695	2,672,918

Banks – 2.0%
East West Bancorp, Inc.	29,781	2,169,844
Fifth Third Bancorp	201,330	6,913,672
First Financial Bankshares, Inc.	332,554	10,289,220
Huntington Bancshares, Inc./OH	467,079	6,090,710
KeyCorp	566,510	8,084,098
		33,547,544
Beverages – 0.5%
Coca-Cola Europacific Partners PLC	39,576	2,716,101
Constellation Brands, Inc. – Class A	17,355	4,313,065
		7,029,166
Broadline Retail – 0.1%
eBay, Inc.	35,279	1,667,991

Building Products – 4.2%
Advanced Drainage Systems, Inc.	22,726	3,709,792
Allegion PLC	146,335	18,711,857
Builders FirstSource, Inc.(a)	9,363	1,827,470
Lennox International, Inc.	44,300	20,874,603

The accompanying notes are an integral part of these financial statements.

Column Mid Cap Select Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Building Products – 4.2% (Continued)
Masco Corp.	299,154	$22,963,061
Resideo Technologies, Inc.(a)	102,054	2,278,866
		70,365,649
Capital Markets – 6.9%
Ameriprise Financial, Inc.	27,578	11,234,174
Ares Management Corp. – Class A	34,937	4,633,694
Carlyle Group, Inc.	41,686	1,911,303
Evercore, Inc. – Class A	22,968	4,296,853
FactSet Research Systems, Inc.	21,337	9,870,069
Houlihan Lokey, Inc.	260,298	33,489,942
Intercontinental Exchange, Inc.	94,592	13,093,425
LPL Financial Holdings, Inc.	62,469	16,734,820
Raymond James Financial, Inc.	104,769	12,605,806
Stifel Financial Corp.	141,692	10,748,755
		118,618,841
Chemicals – 2.4%
Albemarle Corp.	43,186	5,953,190
CF Industries Holdings, Inc.	54,738	4,418,451
Corteva, Inc.	53,247	2,849,779
DuPont de Nemours, Inc.	43,121	2,983,542
Eastman Chemical Co.	94,201	8,265,196
Olin Corp.	55,239	2,971,858
PPG Industries, Inc.	30,311	4,292,038
Scotts Miracle-Gro Co.	128,254	8,426,288
		40,160,342
Commercial Services & Supplies – 1.7%
RB Global, Inc.	53,994	4,098,685
Republic Services, Inc.	103,986	19,091,830
Stericycle, Inc.(a)	115,337	6,273,179
		29,463,694
Communications Equipment – 0.4%
Lumentum Holdings, Inc.(a)	134,516	6,519,991

Consumer Finance – 0.5%
Discover Financial Services	21,474	2,591,912
SLM Corp.	128,332	2,673,156
Synchrony Financial	95,153	3,929,818
		9,194,886
Consumer Staples Distribution & Retail – 0.8%
Sysco Corp.	109,335	8,852,855
US Foods Holding Corp.(a)	105,271	5,346,714
		14,199,569

The accompanying notes are an integral part of these financial statements.

Column Mid Cap Select Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Containers & Packaging – 1.7%
Avery Dennison Corp.	18,170	$3,934,350
Ball Corp.	58,487	3,744,338
Crown Holdings, Inc.	17,176	1,316,025
Packaging Corp. of America	70,435	12,762,117
Sealed Air Corp.	183,965	6,414,860
		28,171,690
Distributors – 1.5%
LKQ Corp.	82,369	4,307,075
Pool Corp.	55,051	21,916,904
		26,223,979
Diversified Consumer Services – 0.3%
Frontdoor, Inc.(a)	84,629	2,653,965
H&R Block, Inc.	57,952	2,836,751
		5,490,716
Electric Utilities – 0.8%
American Electric Power Co., Inc.	50,227	4,278,838
Entergy Corp.	40,303	4,093,576
FirstEnergy Corp.	64,628	2,366,031
OGE Energy Corp.	68,236	2,245,647
		12,984,092
Electrical Equipment – 3.5%
AMETEK, Inc.	233,374	42,049,327
Atkore, Inc.	18,035	3,055,129
Eaton Corp. PLC	7,538	2,178,482
nVent Electric PLC	58,933	3,967,370
Sensata Technologies Holding PLC	217,627	7,490,721
		58,741,029
Electronic Equipment, Instruments & Components – 2.9%
Arrow Electronics, Inc.(a)	70,585	8,293,738
CDW Corp./DE	9,750	2,400,548
Flex Ltd.(a)	142,057	3,998,905
Keysight Technologies, Inc.(a)	77,891	12,018,581
TE Connectivity Ltd.	27,202	3,905,119
Teledyne Technologies, Inc.(a)	30,110	12,865,099
Zebra Technologies Corp. – Class A(a)	19,618	5,482,839
		48,964,829
Energy Equipment & Services – 1.4%
ChampionX Corp.	197,274	6,127,330
Halliburton Co.	152,271	5,340,144

The accompanying notes are an integral part of these financial statements.

Column Mid Cap Select Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Energy Equipment & Services – 1.4% (Continued)
Helmerich & Payne, Inc.	155,131	$5,955,479
Tidewater, Inc.(a)	31,817	2,228,145
Weatherford International PLC(a)	37,930	3,891,997
		23,543,095
Entertainment – 0.2%
Take-Two Interactive Software, Inc.(a)	23,708	3,483,416

Financial Services – 0.9%
Global Payments, Inc.	85,930	11,145,122
Rocket Cos., Inc. – Class A(a)	167,311	2,101,426
Voya Financial, Inc.	25,568	1,747,828
		14,994,376
Food Products – 1.2%
Lamb Weston Holdings, Inc.	199,563	20,397,334

Ground Transportation – 2.0%
CSX Corp.	299,694	11,370,390
Landstar System, Inc.	20,896	3,974,419
Norfolk Southern Corp.	23,389	5,926,305
Old Dominion Freight Line, Inc.	28,731	12,712,893
		33,984,007
Health Care Equipment & Supplies – 2.0%
Cooper Cos., Inc.	239,404	22,408,214
DENTSPLY SIRONA, Inc.	206,407	6,745,381
Zimmer Biomet Holdings, Inc.	36,138	4,494,122
		33,647,717
Health Care Providers & Services – 2.4%
Cencora, Inc.	78,683	18,537,714
Centene Corp.(a)	39,120	3,068,182
Henry Schein, Inc.(a)	21,182	1,619,788
Humana, Inc.	7,443	2,607,432
Laboratory Corp. of America Holdings	43,055	9,292,560
Molina Healthcare, Inc.(a)	14,150	5,573,827
		40,699,503
Hotels, Restaurants & Leisure – 2.8%
Boyd Gaming Corp.	42,302	2,797,431
Churchill Downs, Inc.	15,237	1,856,933
Darden Restaurants, Inc.	94,939	16,207,038
Domino’s Pizza, Inc.	35,645	15,981,436
Expedia Group, Inc.(a)	31,617	4,325,838
Marriott International, Inc./MD – Class A	12,327	3,080,147
Wyndham Hotels & Resorts, Inc.	43,679	3,343,627
		47,592,450

The accompanying notes are an integral part of these financial statements.

Column Mid Cap Select Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Household Durables – 1.5%
DR Horton, Inc.	93,026	$13,901,806
Garmin Ltd.	25,246	3,467,538
NVR, Inc.(a)	420	3,202,739
Tempur Sealy International, Inc.	86,831	4,729,685
Whirlpool Corp.	5,003	537,272
		25,839,040
Insurance – 5.1%
Arthur J Gallagher & Co.	12,736	3,106,692
Brown & Brown, Inc.	178,540	15,034,854
Everest Group Ltd.	9,862	3,637,895
First American Financial Corp.	66,506	3,884,615
Globe Life, Inc.	27,670	3,512,153
Markel Group, Inc.(a)	2,298	3,429,719
Progressive Corp.	70,976	13,454,211
Reinsurance Group of America, Inc.	72,412	12,806,062
RenaissanceRe Holdings Ltd.	52,662	11,839,470
Travelers Cos., Inc.	17,329	3,829,016
W R Berkley Corp.	145,907	12,197,825
		86,732,512
Interactive Media & Services – 0.1%
TripAdvisor, Inc.(a)	65,739	1,763,120

IT Services – 1.0%
Akamai Technologies, Inc.(a)	115,468	12,807,711
Cognizant Technology Solutions Corp. – Class A	49,953	3,947,286
		16,754,997
Life Sciences Tools & Services – 5.1%
Agilent Technologies, Inc.	79,327	10,896,357
Avantor, Inc.(a)	213,139	5,251,745
Azenta, Inc.(a)	330,120	21,507,318
Bio-Rad Laboratories, Inc. – Class A(a)	28,834	9,396,424
Fortrea Holdings, Inc.(a)	51,230	1,923,174
ICON PLC(a)	23,227	7,447,041
QIAGEN NV	198,187	8,480,421
West Pharmaceutical Services, Inc.	59,833	21,441,754
		86,344,234
Machinery – 6.4%
Cummins, Inc.	33,009	8,866,547
Dover Corp.	104,877	17,344,558
Fortive Corp.	48,356	4,116,546
ITT, Inc.	15,348	1,935,997
Nordson Corp.	71,151	18,901,264

The accompanying notes are an integral part of these financial statements.

Column Mid Cap Select Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Machinery – 6.4% (Continued)
Otis Worldwide Corp.	35,471	$3,380,386
Parker-Hannifin Corp.	19,751	10,575,673
Pentair PLC	191,272	14,879,049
Snap-on, Inc.	37,576	10,358,200
Westinghouse Air Brake Technologies Corp.	119,989	16,953,246
		107,311,466
Metals & Mining – 0.5%
Commercial Metals Co.	41,190	2,224,260
Freeport-McMoRan, Inc.	99,123	3,747,841
Teck Resources Ltd. – Class B	42,794	1,644,145
		7,616,246
Multi-Utilities – 1.1%
CenterPoint Energy, Inc.	227,046	6,243,765
DTE Energy Co.	40,863	4,427,506
WEC Energy Group, Inc.	111,031	8,714,823
		19,386,094
Oil, Gas & Consumable Fuels – 1.8%
Chord Energy Corp.	12,584	2,044,271
Coterra Energy, Inc.	359,842	9,276,727
Diamondback Energy, Inc.	19,213	3,506,757
EQT Corp.	53,368	1,982,621
Murphy Oil Corp.	129,037	5,118,898
Phillips 66	37,700	5,372,627
Range Resources Corp.	112,641	3,561,708
		30,863,609
Passenger Airlines – 0.2%
Alaska Air Group, Inc.(a)	70,470	2,634,873

Pharmaceuticals – 0.0%(b)
Perrigo Co. PLC	17,157	450,543

Professional Services – 5.5%
ASGN, Inc.(a)	18,023	1,790,044
Broadridge Financial Solutions, Inc.	113,828	23,173,104
Equifax, Inc.	96,936	26,520,721
Exponent, Inc.	163,797	13,249,539
Jacobs Solutions, Inc.	20,601	3,021,137
Leidos Holdings, Inc.	17,359	2,219,522
Robert Half, Inc.	44,539	3,580,936
Science Applications International Corp.	28,874	4,041,205
TransUnion	19,561	1,518,520
Verisk Analytics, Inc.	58,159	14,068,662
		93,183,390

The accompanying notes are an integral part of these financial statements.

Column Mid Cap Select Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Real Estate Management & Development – 0.8%
CBRE Group, Inc. – Class A(a)	155,392	$14,278,971

Semiconductors & Semiconductor Equipment – 4.0%
Applied Materials, Inc.	53,885	10,864,294
Entegris, Inc.	124,209	16,688,720
Microchip Technology, Inc.	22,220	1,869,591
Monolithic Power Systems, Inc.	25,592	18,427,263
NXP Semiconductors NV	8,821	2,202,868
Qorvo, Inc.(a)	19,352	2,216,772
Skyworks Solutions, Inc.	99,289	10,417,402
Teradyne, Inc.	53,606	5,553,046
		68,239,956
Software – 4.0%
ANSYS, Inc.(a)	36,532	12,207,898
Aspen Technology, Inc.(a)	85,866	16,648,559
Bentley Systems, Inc. – Class B	363,567	18,676,436
Check Point Software Technologies Ltd.(a)	42,080	6,750,474
Gen Digital, Inc.	178,844	3,843,358
Synopsys, Inc.(a)	18,135	10,404,594
		68,531,319
Specialty Retail – 3.3%
AutoZone, Inc.(a)	2,728	8,200,423
Ross Stores, Inc.	191,410	28,512,433
TJX Cos., Inc.	89,504	8,873,427
Ulta Beauty, Inc.(a)	19,570	10,735,319
		56,321,602
Technology Hardware, Storage & Peripherals – 0.5%
Dell Technologies, Inc. – Class C	62,193	5,887,189
NetApp, Inc.	21,832	1,945,668
		7,832,857
Textiles, Apparel & Luxury Goods – 0.2%
Ralph Lauren Corp.	21,317	3,963,257

Trading Companies & Distributors – 1.3%
Air Lease Corp.	237,590	9,527,359
Ferguson PLC	26,770	5,660,517
GATX Corp.	63,409	8,042,798
		23,230,674
Water Utilities – 0.1%
American Water Works Co., Inc.	18,321	2,171,771
TOTAL COMMON STOCKS (Cost $1,476,134,041)		1,554,874,487

The accompanying notes are an integral part of these financial statements.

Column Mid Cap Select Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 3.9%
American Homes 4 Rent – Class A	50,969	$1,886,363
Americold Realty Trust, Inc.	301,912	7,638,374
Boston Properties, Inc.	136,735	8,849,489
EastGroup Properties, Inc.	17,128	3,009,218
Equity LifeStyle Properties, Inc.	50,495	3,399,323
Equity Residential	48,377	2,912,779
Essex Property Trust, Inc.	12,537	2,901,062
Invitation Homes, Inc.	57,417	1,956,197
Lamar Advertising Co. – Class A	45,874	5,071,371
Regency Centers Corp.	74,171	4,594,893
Rexford Industrial Realty, Inc.	51,578	2,624,289
SBA Communications Corp.	37,315	7,807,416
Simon Property Group, Inc.	41,304	6,118,775
VICI Properties, Inc.	153,564	4,596,171
Welltower, Inc.	31,067	2,863,135
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $68,914,003)		66,228,855

SHORT-TERM INVESTMENTS – 4.6%

Money Market Funds – 4.6%
First American Government Obligations Fund –
Class X, 5.23%(c)	77,657,280	77,657,280
TOTAL SHORT-TERM INVESTMENTS (Cost $77,657,280)		77,657,280
TOTAL INVESTMENTS – 100.2% (Cost $1,622,705,324)		1,698,760,622
Liabilities in Excess of Other Assets – (0.2)%		(3,669,793)
TOTAL NET ASSETS – 100.0%		$1,695,090,829

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

PLC – Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day effective yield as of February 29, 2024.

The accompanying notes are an integral part of these financial statements.

Column Mid Cap Fund
Schedule of Investments
February 29, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS – 93.7%

Aerospace & Defense – 3.9%
Axon Enterprise, Inc.(a)	6,565	$2,017,884
BWX Technologies, Inc.	14,838	1,496,116
Curtiss-Wright Corp.	6,517	1,539,772
General Dynamics Corp.	10,999	3,005,477
HEICO Corp. – Class A	32,188	5,008,130
Hexcel Corp.	31,338	2,333,427
Howmet Aerospace, Inc.	76,378	5,082,955
Huntington Ingalls Industries, Inc.	4,693	1,368,573
L3Harris Technologies, Inc.	4,620	977,869
Leonardo DRS, Inc.(a)	1,652	37,517
Spirit AeroSystems Holdings, Inc. – Class A(a)	82,871	2,370,111
Textron, Inc.	28,099	2,502,778
TransDigm Group, Inc.	2,791	3,287,072
Woodward, Inc.	17,339	2,453,295
		33,480,976
Air Freight & Logistics – 0.2%
CH Robinson Worldwide, Inc.	1,519	112,528
Expeditors International of Washington, Inc.	14,127	1,689,589
GXO Logistics, Inc.(a)	2,287	118,375
		1,920,492
Automobile Components – 0.6%
Aptiv PLC(a)	15,274	1,214,130
Autoliv, Inc.	2,103	244,011
BorgWarner, Inc.	40,189	1,251,084
Cie Generale des Etablissements Michelin SCA	14,417	534,436
Gentex Corp.	32,699	1,194,494
Lear Corp.	6,079	834,951
		5,273,106
Automobiles – 0.1%
Harley-Davidson, Inc.	19,197	696,275
Lucid Group, Inc.(a)	5,496	18,137
Rivian Automotive, Inc. – Class A(a)	6,635	75,108
Thor Industries, Inc.	1,470	188,425
		977,945
Banks – 2.5%
Bank OZK	3,338	146,204
BOK Financial Corp.	642	54,576
Cadence Bank	5,841	161,679
Citizens Financial Group, Inc.	12,131	380,792
Columbia Banking System, Inc.	3,061	55,404

The accompanying notes are an integral part of these financial statements.

Column Mid Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Banks – 2.5% (Continued)
Comerica, Inc.	4,100	$202,458
Commerce Bancshares, Inc./MO	25,504	1,327,228
Cullen/Frost Bankers, Inc.	1,549	168,082
East West Bancorp, Inc.	12,219	890,276
Fifth Third Bancorp	74,560	2,560,390
First Citizens BancShares, Inc./NC – Class A	279	439,093
First Financial Bankshares, Inc.	87,440	2,705,393
First Hawaiian, Inc.	32,325	677,532
First Horizon Corp.	14,938	210,626
FNB Corp./PA	9,646	128,678
Home BancShares, Inc./AR	4,923	115,494
Huntington Bancshares, Inc./OH	159,802	2,083,818
KeyCorp	160,362	2,288,366
M&T Bank Corp.	4,440	620,446
Old National Bancorp/IN	8,019	131,752
Pinnacle Financial Partners, Inc.	2,133	176,442
PNC Financial Services Group, Inc.	4,739	697,581
Popular, Inc.	2,132	178,406
Prosperity Bancshares, Inc.	2,319	144,729
Regions Financial Corp.	26,037	485,069
SouthState Corp.	2,008	168,752
Synovus Financial Corp.	4,314	163,673
Truist Financial Corp.	50,034	1,750,189
United Bankshares, Inc./WV	3,736	129,602
US Bancorp	13,594	570,404
Valley National Bancorp	11,845	97,011
Webster Financial Corp.	4,761	226,814
Westamerica BanCorp	13,192	603,006
Western Alliance Bancorp	3,598	207,713
Wintrust Financial Corp.	1,730	166,686
Zions Bancorp NA	4,739	186,859
		21,301,223
Beverages – 0.6%
Celsius Holdings, Inc.(a)	16,941	1,382,724
Coca-Cola Consolidated, Inc.	197	165,638
Coca-Cola Europacific Partners PLC	10,298	706,752
Constellation Brands, Inc. – Class A	4,523	1,124,056
Heineken NV	11,082	1,024,137
Molson Coors Beverage Co. – Class B	2,463	153,740
Pernod Ricard SA	3,974	667,909
		5,224,956
Biotechnology – 0.6%
BioMarin Pharmaceutical, Inc.(a)	4,394	379,114
CRISPR Therapeutics AG(a)	914	76,977

The accompanying notes are an integral part of these financial statements.

Column Mid Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Biotechnology – 0.6% (Continued)
Exelixis, Inc.(a)	7,917	$173,382
Halozyme Therapeutics, Inc.(a)	26	1,035
Incyte Corp.(a)	4,651	271,432
Karuna Therapeutics, Inc.(a)	840	263,735
Moderna, Inc.(a)	3,046	280,963
Natera, Inc.(a)	23,005	1,989,703
Neurocrine Biosciences, Inc.(a)	9,333	1,217,023
Roivant Sciences Ltd.(a)	8,968	102,594
United Therapeutics Corp.(a)	629	141,928
Vaxcyte, Inc.(a)	2,347	173,256
		5,071,142
Broadline Retail – 0.1%
Dillard’s, Inc. – Class A	115	47,694
eBay, Inc.	9,189	434,456
Macy’s, Inc.	10,045	175,185
		657,335
Building Products – 3.3%
A O Smith Corp.	3,336	276,554
Advanced Drainage Systems, Inc.	8,141	1,328,937
Allegion PLC	40,290	5,151,883
AZEK Co., Inc.(a)	3,872	186,282
Builders FirstSource, Inc.(a)	6,042	1,179,278
Carlisle Cos., Inc.	1,495	523,250
Cie de Saint-Gobain SA	14,152	1,090,316
Fortune Brands Innovations, Inc.	3,295	268,015
Johnson Controls International PLC	17,438	1,033,550
Lennox International, Inc.	12,627	5,949,969
Masco Corp.	74,460	5,715,550
Owens Corning	2,617	391,974
Resideo Technologies, Inc.(a)	26,574	593,397
Simpson Manufacturing Co., Inc.	1,344	280,466
Trane Technologies PLC	8,500	2,396,745
Trex Co., Inc.(a)	10,874	997,798
UFP Industries, Inc.	2,117	242,672
Zurn Elkay Water Solutions Corp.	3,476	110,363
		27,716,999
Capital Markets – 6.3%
Affiliated Managers Group, Inc.	791	123,641
Ameriprise Financial, Inc.	7,184	2,926,474
Ares Management Corp. – Class A	29,894	3,964,841
Bank of New York Mellon Corp.	51,391	2,882,521
Carlyle Group, Inc.	17,836	817,781
Cboe Global Markets, Inc.	2,635	505,920

The accompanying notes are an integral part of these financial statements.

Column Mid Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Capital Markets – 6.3% (Continued)
Coinbase Global, Inc. – Class A(a)	4,341	$883,654
Evercore, Inc. – Class A	7,087	1,325,836
FactSet Research Systems, Inc.	6,506	3,009,545
Franklin Resources, Inc.	7,210	197,915
Freedom Holding Corp./NV(a)	361	27,627
Hamilton Lane, Inc. – Class A	1,053	120,937
Houlihan Lokey, Inc.	65,144	8,381,426
Intercontinental Exchange, Inc.	22,080	3,056,314
Invesco Ltd.	11,118	171,328
Jefferies Financial Group, Inc.	3,834	160,338
KKR & Co., Inc.	25,820	2,537,073
LPL Financial Holdings, Inc.	22,033	5,902,420
MarketAxess Holdings, Inc.	995	212,343
Morningstar, Inc.	664	198,264
MSCI, Inc.	3,401	1,907,859
Nasdaq, Inc.	8,809	495,066
Northern Trust Corp.	39,283	3,226,313
Raymond James Financial, Inc.	29,640	3,566,285
SEI Investments Co.	3,268	219,773
State Street Corp.	7,503	553,196
Stifel Financial Corp.	35,663	2,705,395
T Rowe Price Group, Inc.	21,212	2,404,380
Tradeweb Markets, Inc. – Class A	16,467	1,742,538
		54,227,003
Chemicals – 1.9%
Akzo Nobel NV	20,361	1,482,861
Albemarle Corp.	10,788	1,487,126
Axalta Coating Systems Ltd.(a)	5,600	183,288
CF Industries Holdings, Inc.	19,892	1,605,682
Corteva, Inc.	19,541	1,045,834
DuPont de Nemours, Inc.	19,787	1,369,063
Eastman Chemical Co.	25,373	2,226,227
FMC Corp.	723	40,770
International Flavors & Fragrances, Inc.	5,416	408,908
LyondellBasell Industries NV – Class A	7,538	755,911
Mosaic Co.	5,899	183,813
NewMarket Corp.	249	159,776
Olin Corp.	17,855	960,599
PPG Industries, Inc.	13,382	1,894,891
RPM International, Inc.	3,512	405,109
Scotts Miracle-Gro Co.	29,938	1,966,927
Westlake Corp.	971	134,687
		16,311,472
The accompanying notes are an integral part of these financial statements.

Column Mid Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Commercial Services & Supplies – 1.4%
Clean Harbors, Inc.(a)	9,381	$1,708,280
Copart, Inc.(a)	28,979	1,540,234
MSA Safety, Inc.	940	173,101
RB Global, Inc.	14,064	1,067,598
Republic Services, Inc.	28,455	5,224,338
Rollins, Inc.	7,442	327,969
Stericycle, Inc.(a)	26,923	1,464,342
Tetra Tech, Inc.	1,247	221,118
		11,726,980
Communications Equipment – 0.6%
Ciena Corp.(a)	3,442	196,125
F5, Inc.(a)	10,479	1,961,879
Juniper Networks, Inc.	27,402	1,014,696
Lumentum Holdings, Inc.(a)	31,400	1,521,958
Motorola Solutions, Inc.	2,190	723,554
		5,418,212
Construction & Engineering – 1.2%
AECOM	2,930	260,272
API Group Corp.(a)	5,044	176,792
Comfort Systems USA, Inc.	9,637	2,946,320
EMCOR Group, Inc.	5,977	1,873,909
Fluor Corp.(a)	5,195	191,176
MasTec, Inc.(a)	408	30,788
Quanta Services, Inc.	11,775	2,843,780
Vinci SA	12,688	1,624,356
WillScot Mobile Mini Holdings Corp.(a)	4,527	216,164
		10,163,557
Construction Materials – 0.5%
Eagle Materials, Inc.	996	252,536
Martin Marietta Materials, Inc.	1,663	960,732
Summit Materials, Inc. – Class A(a)	2,903	123,987
Vulcan Materials Co.	10,686	2,840,873
		4,178,128
Consumer Finance – 0.6%
Ally Financial, Inc.	9,368	346,522
Credit Acceptance Corp.(a)	144	79,718
Discover Financial Services	13,256	1,600,000
FirstCash Holdings, Inc.	970	111,065
OneMain Holdings, Inc.	3,794	179,191
SLM Corp.	33,429	696,326
SOFI TECHNOLOGIES INC COM(a)	20,958	188,203
Synchrony Financial	36,947	1,525,911
		4,726,936

The accompanying notes are an integral part of these financial statements.

Column Mid Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Consumer Staples Distribution & Retail – 1.3%
BJ’s Wholesale Club Holdings, Inc.(a)	3,472	$253,595
Casey’s General Stores, Inc.	1,048	319,106
Dollar General Corp.	3,074	446,683
Dollar Tree, Inc.(a)	18,088	2,653,147
Koninklijke Ahold Delhaize NV	87,542	2,604,266
Kroger Co.	15,765	782,102
Performance Food Group Co.(a)	3,655	280,594
Sprouts Farmers Market, Inc.(a)	3,339	208,487
Sysco Corp.	25,522	2,066,516
US Foods Holding Corp.(a)	32,478	1,649,558
		11,264,054
Containers & Packaging – 1.8%
Amcor PLC	181,788	1,646,999
AptarGroup, Inc.	1,710	240,187
Avery Dennison Corp.	11,854	2,566,747
Ball Corp.	22,802	1,459,784
Berry Global Group, Inc.	2,699	157,109
Crown Holdings, Inc.	7,414	568,061
Graphic Packaging Holding Co.	8,264	214,451
International Paper Co.	9,327	329,803
Packaging Corp. of America	28,534	5,170,074
Sealed Air Corp.	44,001	1,534,315
Sonoco Products Co.	21,535	1,220,604
Westrock Co.	8,529	386,278
		15,494,412
Distributors – 0.9%
Genuine Parts Co.	1,595	238,070
LKQ Corp.	21,457	1,121,987
Pool Corp.	15,369	6,118,706
		7,478,763
Diversified Consumer Services – 0.2%
ADT, Inc.	8,058	58,501
Bright Horizons Family Solutions, Inc.(a)	1,220	140,129
Frontdoor, Inc.(a)	22,045	691,331
H&R Block, Inc.	15,098	739,048
Service Corp. International/US	3,549	259,751
		1,888,760
Diversified Telecommunication Services – 0.1%
BCE, Inc.	29,525	1,095,589
Frontier Communications Parent, Inc.(a)	8,632	204,406
Iridium Communications, Inc.	12	347
		1,300,342

The accompanying notes are an integral part of these financial statements.

Column Mid Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Electric Utilities – 1.7%
Alliant Energy Corp.	3,097	$147,882
American Electric Power Co., Inc.	13,084	1,114,626
Avangrid, Inc.	484	15,067
Duke Energy Corp.	22,319	2,049,554
Edison International	31,911	2,170,586
Entergy Corp.	15,776	1,602,368
Evergy, Inc.	30,213	1,496,752
Eversource Energy	26,166	1,535,944
Exelon Corp.	5,740	205,722
FirstEnergy Corp.	16,835	616,329
IDACORP, Inc.	6	529
NRG Energy, Inc.	4,988	275,936
OGE Energy Corp.	22,016	724,547
Pinnacle West Capital Corp.	19,064	1,302,643
PPL Corp.	13,879	365,989
Xcel Energy, Inc.	11,480	604,881
		14,229,355
Electrical Equipment – 2.6%
Acuity Brands, Inc.	985	247,471
AMETEK, Inc.	60,684	10,934,042
Atkore, Inc.	6,814	1,154,292
Eaton Corp. PLC	1,967	568,463
Emerson Electric Co.	19,269	2,058,893
Generac Holdings, Inc.(a)	491	55,242
Hubbell, Inc.	1,304	496,394
NEXTracker, Inc. – Class A(a)	1,430	80,423
nVent Electric PLC	15,351	1,033,429
Rockwell Automation, Inc.	2,082	593,537
Sensata Technologies Holding PLC	52,641	1,811,904
Vertiv Holdings Co. – Class A	40,503	2,738,813
		21,772,903
Electronic Equipment, Instruments & Components – 2.1%
Arrow Electronics, Inc.(a)	17,100	2,009,250
CDW Corp./DE	6,248	1,538,320
Cognex Corp.	1,052	41,501
Corning, Inc.	12,097	390,007
Fabrinet(a)	1,119	241,223
Flex Ltd.(a)	48,840	1,374,846
Insight Enterprises, Inc.(a)	1,049	197,212
IPG Photonics Corp.(a)	5	432
Jabil, Inc.	3,846	554,170
Keysight Technologies, Inc.(a)	21,697	3,347,848
Littelfuse, Inc.	309	73,616
Novanta, Inc.(a)	794	137,314

The accompanying notes are an integral part of these financial statements.

Column Mid Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Electronic Equipment, Instruments &
Components – 2.1% (Continued)
TD SYNNEX Corp.	1,367	$142,031
TE Connectivity Ltd.	16,047	2,303,708
Teledyne Technologies, Inc.(a)	7,827	3,344,243
Vontier Corp.	3,861	166,023
Zebra Technologies Corp. – Class A(a)	5,111	1,428,422
		17,290,166
Energy Equipment & Services – 1.1%
Baker Hughes Co.	72,371	2,141,458
ChampionX Corp.	47,959	1,489,607
Halliburton Co.	62,582	2,194,750
Helmerich & Payne, Inc.	36,212	1,390,179
NOV, Inc.	9,509	160,702
TechnipFMC PLC	12,403	269,021
Tidewater, Inc.(a)	8,290	580,549
Transocean Ltd.(a)	133	624
Valaris Ltd.(a)	1,662	104,789
Weatherford International PLC(a)	12,273	1,259,332
		9,591,011
Entertainment – 0.5%
Electronic Arts, Inc.	3,035	423,322
Liberty Media Corp.-Liberty Formula One – Class C(a)	2,097	152,578
Liberty Media Corp.-Liberty Formula One – Class A(a)	242	15,863
Live Nation Entertainment, Inc.(a)	3,258	315,961
Roku, Inc.(a)	3,296	208,241
Spotify Technology SA(a)	6,388	1,637,947
Take-Two Interactive Software, Inc.(a)	6,176	907,440
Warner Bros Discovery, Inc.(a)	25,908	227,731
		3,889,083
Financial Services – 0.9%
Affirm Holdings, Inc.(a)	6,105	229,060
Equitable Holdings, Inc.	9,728	333,087
Essent Group Ltd.	2,889	154,764
FleetCor Technologies, Inc.(a)	8,189	2,286,942
Global Payments, Inc.	20,405	2,646,528
Jack Henry & Associates, Inc.	1,864	323,907
MGIC Investment Corp.	8,484	168,747
Rocket Cos., Inc. – Class A(a)	43,584	547,415
Shift4 Payments, Inc. – Class A(a)	1,355	111,408
Voya Financial, Inc.	9,382	641,354
WEX, Inc.(a)	1,070	235,111
		7,678,323

The accompanying notes are an integral part of these financial statements.

Column Mid Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Food Products – 1.4%
Archer-Daniels-Midland Co.	3,306	$175,582
Bunge Global SA	4,406	415,794
Campbell Soup Co.	3,481	148,430
Conagra Brands, Inc.	111,611	3,134,037
Darling Ingredients, Inc.(a)	1,173	49,630
General Mills, Inc.	24,144	1,549,562
Hormel Foods Corp.	2,224	78,552
Ingredion, Inc.	1,914	225,144
J M Smucker Co.	1,023	122,934
Kellanova	3,307	182,381
Lamb Weston Holdings, Inc.	55,439	5,666,419
McCormick & Co., Inc./MD	1,588	109,350
Pilgrim’s Pride Corp.(a)	1,041	33,145
Post Holdings, Inc.(a)	1,070	111,451
Tyson Foods, Inc. – Class A	7,009	380,168
		12,382,579
Gas Utilities – 0.4%
Atmos Energy Corp.	2,933	331,165
ONE Gas, Inc.	13,838	824,745
Spire, Inc.	30,960	1,836,547
UGI Corp.	14	343
		2,992,800
Ground Transportation – 2.0%
CSX Corp.	69,958	2,654,207
Heartland Express, Inc.	44,741	571,790
JB Hunt Transport Services, Inc.	2,394	493,906
Knight-Swift Transportation Holdings, Inc.	4,143	233,417
Landstar System, Inc.	6,494	1,235,159
Norfolk Southern Corp.	14,285	3,619,532
Old Dominion Freight Line, Inc.	7,547	3,339,397
Ryder System, Inc.	1,543	176,056
Saia, Inc.(a)	4,873	2,803,924
U-Haul Holding Co.	3,142	199,737
U-Haul Holding Co.(a)	282	18,155
XPO, Inc.(a)	12,127	1,459,121
		16,804,401
Health Care Equipment & Supplies – 3.2%
Align Technology, Inc.(a)	454	137,299
Baxter International, Inc.	7,989	326,910
Becton Dickinson & Co.	3,974	936,076
Cooper Cos., Inc.	74,932	7,013,634
DENTSPLY SIRONA, Inc.	74,723	2,441,948
Dexcom, Inc.(a)	19,168	2,205,662

The accompanying notes are an integral part of these financial statements.

Column Mid Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Health Care Equipment & Supplies – 3.2% (Continued)
Envista Holdings Corp.(a)	39,504	$815,758
GE HealthCare Technologies, Inc.	18,821	1,717,981
Globus Medical, Inc. – Class A(a)	940	50,751
Hologic, Inc.(a)	18,482	1,363,972
IDEXX Laboratories, Inc.(a)	4,477	2,575,305
Lantheus Holdings, Inc.(a)	6	392
Masimo Corp.(a)	1,206	155,019
ResMed, Inc.	2,878	499,966
STERIS PLC	2,083	485,152
Teleflex, Inc.	1,124	250,416
Zimmer Biomet Holdings, Inc.	44,620	5,548,942
		26,525,183
Health Care Providers & Services – 3.7%
Acadia Healthcare Co., Inc.(a)	2,267	189,181
Cardinal Health, Inc.	13,706	1,534,798
Cencora, Inc.	29,364	6,918,157
Centene Corp.(a)	22,853	1,792,361
Chemed Corp.	360	225,407
DaVita, Inc.(a)	1,254	159,220
Encompass Health Corp.	27,864	2,073,082
Ensign Group, Inc.	1,675	209,241
Henry Schein, Inc.(a)	41,448	3,169,529
Humana, Inc.	1,942	680,321
Laboratory Corp. of America Holdings	18,097	3,905,876
Molina Healthcare, Inc.(a)	8,379	3,300,572
Quest Diagnostics, Inc.	20,621	2,575,357
Tenet Healthcare Corp.(a)	23,435	2,179,455
Universal Health Services, Inc. – Class B	13,154	2,197,507
		31,110,064
Health Care Technology – 0.0%(b)
Doximity, Inc. – Class A(a)	639	18,039
Veeva Systems, Inc. – Class A(a)	22	4,961
		23,000
Hotels, Restaurants & Leisure – 3.0%
Boyd Gaming Corp.	11,785	779,342
Caesars Entertainment, Inc.(a)	1,436	62,423
Carnival Corp.(a)	30,501	483,746
Chipotle Mexican Grill, Inc.(a)	551	1,481,512
Choice Hotels International, Inc.	447	50,037
Churchill Downs, Inc.	5,774	703,677
Darden Restaurants, Inc.	28,127	4,801,560
Domino’s Pizza, Inc.	9,263	4,153,066
DoorDash, Inc. – Class A(a)	16,277	2,027,626

The accompanying notes are an integral part of these financial statements.

Column Mid Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Hotels, Restaurants & Leisure – 3.0% (Continued)
DraftKings, Inc. – Class A(a)	50,881	$2,204,165
Expedia Group, Inc.(a)	8,183	1,119,598
Hilton Worldwide Holdings, Inc.	12,696	2,594,047
Hyatt Hotels Corp. – Class A	1,023	157,123
International Game Technology PLC	956	25,975
Light & Wonder, Inc. – Class A(a)	2,215	222,630
Marriott International, Inc./MD – Class A	3,212	802,582
Norwegian Cruise Line Holdings Ltd.(a)	11,884	230,431
Red Rock Resorts, Inc. – Class A	1,312	76,083
Royal Caribbean Cruises Ltd.(a)	7,740	954,729
Texas Roadhouse, Inc.	10,616	1,585,712
Vail Resorts, Inc.	857	197,376
Wyndham Hotels & Resorts, Inc.	13,346	1,021,636
		25,735,076
Household Durables – 1.7%
DR Horton, Inc.	21,715	3,245,090
Garmin Ltd.	11,038	1,516,069
Installed Building Products, Inc.	745	178,003
Lennar Corp. – Class A	9,029	1,431,187
Meritage Homes Corp.	1,230	193,922
Mohawk Industries, Inc.(a)	7,511	890,955
NVR, Inc.(a)	199	1,517,488
PulteGroup, Inc.	7,385	800,386
Taylor Morrison Home Corp.(a)	3,371	190,832
Tempur Sealy International, Inc.	26,870	1,463,609
Toll Brothers, Inc.	3,488	399,864
TopBuild Corp.(a)	6,291	2,531,373
Whirlpool Corp.	1,818	195,235
		14,554,013
Household Products – 0.4%
Church & Dwight Co., Inc.	5,136	514,216
Clorox Co.	974	149,324
Kimberly-Clark Corp.	21,326	2,584,072
Reynolds Consumer Products, Inc.	1,304	38,468
		3,286,080
Independent Power and Renewable
Electricity Producers – 0.1%
AES Corp.	10,081	153,231
Clearway Energy, Inc. – Class C	991	21,604
Clearway Energy, Inc. – Class A	381	7,719
Vistra Corp.	12,050	657,207
		839,761

The accompanying notes are an integral part of these financial statements.

Column Mid Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Insurance – 4.7%
Aflac, Inc.	10,273	$829,442
Allstate Corp.	13,846	2,208,714
American Financial Group, Inc./OH	2,037	260,064
Arch Capital Group Ltd.(a)	4,930	431,819
Arthur J Gallagher & Co.	8,819	2,151,219
Assurant, Inc.	1,601	290,501
Axis Capital Holdings Ltd.	2,543	159,116
Brown & Brown, Inc.	51,023	4,296,646
Cincinnati Financial Corp.	3,918	446,652
CNA Financial Corp.	593	26,062
Erie Indemnity Co. – Class A	750	305,160
Everest Group Ltd.	3,766	1,389,202
First American Financial Corp.	19,921	1,163,586
Globe Life, Inc.	9,671	1,227,540
Hanover Insurance Group, Inc.	8,402	1,104,611
Hartford Financial Services Group, Inc.	9,394	900,321
Kinsale Capital Group, Inc.	2,433	1,255,866
Loews Corp.	5,022	377,303
Markel Group, Inc.(a)	920	1,373,082
Old Republic International Corp.	7,080	205,037
Primerica, Inc.	1,056	258,995
Principal Financial Group, Inc.	6,087	492,195
Progressive Corp.	16,568	3,140,630
Reinsurance Group of America, Inc.	30,045	5,313,457
RenaissanceRe Holdings Ltd.	13,838	3,111,059
RLI Corp.	1,093	160,070
Ryan Specialty Holdings, Inc.(a)	1,629	85,327
Selective Insurance Group, Inc.	1,561	163,093
Travelers Cos., Inc.	4,521	998,960
Unum Group	3,390	167,636
W R Berkley Corp.	43,398	3,628,072
Willis Towers Watson PLC	6,576	1,792,683
		39,714,120
Interactive Media & Services – 0.1%
Pinterest, Inc. – Class A(a)	14,356	526,866
TripAdvisor, Inc.(a)	17,164	460,338
		987,204
IT Services – 1.8%
Akamai Technologies, Inc.(a)	31,122	3,452,052
Amdocs Ltd.	20,185	1,840,872
Cloudflare, Inc. – Class A(a)	14,044	1,383,896
Cognizant Technology Solutions Corp. – Class A	21,473	1,696,796
EPAM Systems, Inc.(a)	1,606	488,866
Gartner, Inc.(a)	2,276	1,059,615

The accompanying notes are an integral part of these financial statements.

Column Mid Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
IT Services – 1.8% (Continued)
Globant SA(a)	6,722	$1,500,149
MongoDB, Inc.(a)	7,048	3,154,544
Twilio, Inc. – Class A(a)	4,740	282,457
		14,859,247
Leisure Products – 0.0%(b)
Brunswick Corp./DE	2,070	180,918
Hasbro, Inc.	961	48,329
Mattel, Inc.(a)	4,464	87,941
Polaris, Inc.	417	38,660
		355,848
Life Sciences Tools & Services – 3.5%
10X Genomics, Inc. – Class A(a)	1,400	65,296
Agilent Technologies, Inc.	18,517	2,543,495
Avantor, Inc.(a)	55,522	1,368,062
Azenta, Inc.(a)	85,669	5,581,335
Bio-Rad Laboratories, Inc. – Class A(a)	6,879	2,241,729
Bruker Corp.	20,024	1,732,877
Charles River Laboratories International, Inc.(a)	1,174	298,419
Fortrea Holdings, Inc.(a)	13,344	500,934
ICON PLC(a)	13,218	4,237,955
Illumina, Inc.(a)	1,198	167,516
Medpace Holdings, Inc.(a)	711	282,637
QIAGEN NV	46,263	1,979,594
Repligen Corp.(a)	6,340	1,229,897
Waters Corp.(a)	1,575	531,437
West Pharmaceutical Services, Inc.	20,507	7,348,888
		30,110,071
Machinery – 4.6%
AGCO Corp.	969	106,299
Allison Transmission Holdings, Inc.	2,215	166,856
Crane Co.	637	77,434
Cummins, Inc.	13,797	3,706,012
Donaldson Co., Inc.	3,347	239,712
Dover Corp.	28,752	4,755,006
Esab Corp.	1,481	146,797
Fortive Corp.	12,597	1,072,383
Graco, Inc.	4,391	400,723
IMI PLC	2,099	45,965
Ingersoll Rand, Inc.	9,507	868,274
ITT, Inc.	16,091	2,029,719
Lincoln Electric Holdings, Inc.	1,500	384,900
Middleby Corp.(a)	1,292	196,591
Mueller Industries, Inc.	3,703	190,260

The accompanying notes are an integral part of these financial statements.

Column Mid Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Machinery – 4.6% (Continued)
Nordson Corp.	18,523	$4,920,634
Oshkosh Corp.	9,122	1,011,265
Otis Worldwide Corp.	9,241	880,667
Parker-Hannifin Corp.	8,595	4,602,193
Pentair PLC	53,666	4,174,678
RBC Bearings, Inc.(a)	742	202,440
Snap-on, Inc.	10,170	2,803,462
Timken Co.	4,667	391,981
Toro Co.	2,551	235,483
Watts Water Technologies, Inc. – Class A	731	149,087
Westinghouse Air Brake Technologies Corp.	34,827	4,920,706
Xylem, Inc./NY	5,043	640,713
		39,320,240
Media – 0.8%
Fox Corp. – Class B	45,614	1,248,911
Fox Corp. – Class A	4,214	125,535
Interpublic Group of Cos., Inc.	61,091	1,918,257
Liberty Broadband Corp. – Class C(a)	1,799	108,264
Liberty Broadband Corp. – Class A(a)	247	14,857
New York Times Co. – Class A	4,023	178,138
News Corp. – Class A	10,644	286,111
News Corp. – Class B	3,179	88,980
Nexstar Media Group, Inc. – Class A	345	57,329
Omnicom Group, Inc.	7,439	657,533
Paramount Global – Class B	12,172	134,379
Paramount Global – Class A	226	4,764
Trade Desk, Inc. – Class A(a)	24,383	2,083,041
		6,906,099
Metals & Mining – 0.6%
Alcoa Corp.	4,645	126,390
Alpha Metallurgical Resources, Inc.	442	166,745
ATI, Inc.(a)	3,522	173,212
Cleveland-Cliffs, Inc.(a)	16,936	352,269
Commercial Metals Co.	12,774	689,796
Freeport-McMoRan, Inc.	25,821	976,291
Reliance, Inc.	1,616	519,092
Royal Gold, Inc.	1,705	174,984
Steel Dynamics, Inc.	5,090	681,144
Teck Resources Ltd. – Class B	11,142	428,076
United States Steel Corp.	52	2,462
		4,290,461
Multi-Utilities – 1.4%
Ameren Corp.	2,429	172,921
CenterPoint Energy, Inc.	67,130	1,846,075

The accompanying notes are an integral part of these financial statements.

Column Mid Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Multi-Utilities – 1.4% (Continued)
CMS Energy Corp.	24,977	$1,432,930
Consolidated Edison, Inc.	5,168	450,701
DTE Energy Co.	13,951	1,511,591
NiSource, Inc.	7,133	185,886
Northwestern Energy Group, Inc.	42,665	2,044,507
Public Service Enterprise Group, Inc.	8,929	557,170
WEC Energy Group, Inc.	45,667	3,584,402
		11,786,183
Oil, Gas & Consumable Fuels – 3.0%
Antero Midstream Corp.	9,335	125,089
Antero Resources Corp.(a)	6,133	157,618
APA Corp.	6,588	196,257
Cameco Corp.	24,416	989,580
Chesapeake Energy Corp.	3,700	306,286
Chord Energy Corp.	4,576	743,371
Civitas Resources, Inc.	3,216	220,875
Coterra Energy, Inc.	132,405	3,413,401
Devon Energy Corp.	10,434	459,722
Diamondback Energy, Inc.	20,566	3,753,707
DT Midstream, Inc.	2,560	147,533
EnLink Midstream LLC	6,874	84,756
Enterprise Products Partners LP	97,019	2,663,172
EQT Corp.	54,524	2,025,567
Hess Midstream LP – Class A	1,866	63,612
HF Sinclair Corp.	5,097	282,884
Kinetik Holdings, Inc.	233	8,230
Marathon Oil Corp.	18,427	446,855
Matador Resources Co.	3,516	222,035
Murphy Oil Corp.	34,564	1,371,154
New Fortress Energy, Inc.	3,196	112,339
Occidental Petroleum Corp.	25,658	1,555,131
Ovintiv, Inc.	8,564	423,147
PBF Energy, Inc. – Class A	3,431	160,228
Permian Resources Corp.	15,979	248,633
Phillips 66	9,836	1,401,728
Range Resources Corp.	36,515	1,154,604
Southwestern Energy Co.(a)	312	2,175
Targa Resources Corp.	26,818	2,634,600
Texas Pacific Land Corp.	165	259,944
Viper Energy, Inc.	2,417	87,350
		25,721,583
Paper & Forest Products – 0.0%(b)
Louisiana-Pacific Corp.	531	39,278

The accompanying notes are an integral part of these financial statements.

Column Mid Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Passenger Airlines – 0.4%
Alaska Air Group, Inc.(a)	18,355	$686,293
Delta Air Lines, Inc.	6,306	266,555
Southwest Airlines Co.	60,536	2,074,568
United Airlines Holdings, Inc.(a)	2,944	133,923
		3,161,339
Personal Care Products – 0.3%
elf Beauty, Inc.(a)	7,290	1,520,184
Kenvue, Inc.	71,622	1,360,818
		2,881,002
Pharmaceuticals – 0.1%
Catalent, Inc.(a)	2,849	163,362
Elanco Animal Health, Inc.(a)	12,769	202,899
Intra-Cellular Therapies, Inc.(a)	1,932	134,313
Jazz Pharmaceuticals PLC(a)	1,157	137,567
Perrigo Co. PLC	4,529	118,932
Royalty Pharma PLC – Class A	4,374	132,707
Viatris, Inc.	33,435	413,591
		1,303,371
Professional Services – 3.7%
ASGN, Inc.(a)	4,694	466,208
Booz Allen Hamilton Holding Corp.	15,536	2,294,823
Broadridge Financial Solutions, Inc.	31,515	6,415,824
Clarivate PLC(a)	10,595	76,072
Concentrix Corp.	1,309	94,837
Equifax, Inc.	28,261	7,731,926
ExlService Holdings, Inc.(a)	3,485	108,453
Exponent, Inc.	42,963	3,475,277
FTI Consulting, Inc.(a)	6	1,241
Genpact Ltd.	1,869	63,546
Jacobs Solutions, Inc.	5,365	786,777
KBR, Inc.	1,061	63,692
Leidos Holdings, Inc.	7,419	948,593
Paycom Software, Inc.	336	61,283
Paylocity Holding Corp.(a)	298	50,246
Robert Half, Inc.	14,811	1,190,804
Science Applications International Corp.	8,654	1,211,214
SS&C Technologies Holdings, Inc.	4,359	277,930
TransUnion	5,090	395,137
TriNet Group, Inc.(a)	855	109,449
Verisk Analytics, Inc.	22,523	5,448,314
		31,271,646

The accompanying notes are an integral part of these financial statements.

Column Mid Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Real Estate Management & Development – 0.7%
CBRE Group, Inc. – Class A(a)	42,688	$3,922,600
CoStar Group, Inc.(a)	8,580	746,717
Jones Lang LaSalle, Inc.(a)	6,930	1,318,363
Zillow Group, Inc. – Class C(a)	3,391	190,405
Zillow Group, Inc. – Class A(a)	842	45,519
		6,223,604
Semiconductors & Semiconductor Equipment – 3.5%
Allegro MicroSystems, Inc.(a)	475	14,958
Amkor Technology, Inc.	4,189	129,943
Applied Materials, Inc.	12,578	2,535,976
Enphase Energy, Inc.(a)	873	110,880
Entegris, Inc.	49,857	6,698,787
First Solar, Inc.(a)	1,089	167,586
GLOBALFOUNDRIES, Inc.(a)	2,010	109,887
Lattice Semiconductor Corp.(a)	18,616	1,426,172
MACOM Technology Solutions Holdings, Inc.(a)	18,504	1,634,458
Microchip Technology, Inc.	5,788	487,002
Monolithic Power Systems, Inc.	11,963	8,613,839
NXP Semiconductors NV	2,298	573,879
ON Semiconductor Corp.(a)	3,516	277,483
Onto Innovation, Inc.(a)	1,390	255,982
Qorvo, Inc.(a)	7,269	832,664
Skyworks Solutions, Inc.	27,646	2,900,618
Teradyne, Inc.	27,711	2,870,582
Universal Display Corp.	1,206	210,351
Wolfspeed, Inc.(a)	11	286
		29,851,333
Software – 5.1%
ANSYS, Inc.(a)	8,527	2,849,468
AppLovin Corp. – Class A(a)	4,907	293,046
Aspen Technology, Inc.(a)	23,084	4,475,757
Aurora Innovation, Inc.(a)	6,700	17,018
Bentley Systems, Inc. – Class B	100,140	5,144,191
BILL Holdings, Inc.(a)	543	34,388
Check Point Software Technologies Ltd.(a)	10,923	1,752,267
Crowdstrike Holdings, Inc. – Class A(a)	5,416	1,755,596
CyberArk Software Ltd.(a)	2,876	758,574
Datadog, Inc. – Class A(a)	16,023	2,106,384
DocuSign, Inc.(a)	5,254	279,881
Dolby Laboratories, Inc. – Class A	1,452	117,612
Fair Isaac Corp.(a)	1,189	1,509,923
Freshworks, Inc. – Class A(a)	2,409	49,240
Gen Digital, Inc.	46,457	998,361
Gitlab, Inc. – Class A(a)	27,838	2,007,677

The accompanying notes are an integral part of these financial statements.

Column Mid Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Software – 5.1% (Continued)
Guidewire Software, Inc.(a)	13,986	$1,669,089
HubSpot, Inc.(a)	4,335	2,682,541
Manhattan Associates, Inc.(a)	13,031	3,301,143
MicroStrategy, Inc. – Class A(a)	190	194,340
Nutanix, Inc. – Class A(a)	25,727	1,624,917
Procore Technologies, Inc.(a)	15,869	1,238,258
PTC, Inc.(a)	8,685	1,589,442
Qualys, Inc.(a)	1,192	204,857
Roper Technologies, Inc.	2,633	1,434,274
Samsara, Inc. – Class A(a)	54,513	1,883,424
SentinelOne, Inc. – Class A(a)	6,730	189,584
Synopsys, Inc.(a)	4,233	2,428,599
UiPath, Inc. – Class A(a)	10,204	242,345
Varonis Systems, Inc.(a)	1,322	67,158
Zoom Video Communications, Inc. – Class A(a)	5,495	388,661
		43,288,015
Specialty Retail – 2.7%
Abercrombie & Fitch Co. – Class A(a)	1,960	250,410
AutoNation, Inc.(a)	919	137,666
AutoZone, Inc.(a)	710	2,134,274
Best Buy Co., Inc.	4,773	386,040
Burlington Stores, Inc.(a)	1,870	383,537
CarMax, Inc.(a)	2,443	192,997
Chewy, Inc. – Class A(a)	646	11,395
Dick’s Sporting Goods, Inc.	1,771	315,043
Five Below, Inc.(a)	1,436	288,176
Floor & Decor Holdings, Inc. – Class A(a)	2,919	353,549
GameStop Corp. – Class A(a)	29	414
Gap, Inc.	9,155	173,396
Lithia Motors, Inc.	711	212,632
Murphy USA, Inc.	580	241,866
O’Reilly Automotive, Inc.(a)	1,411	1,534,350
Penske Automotive Group, Inc.	458	70,303
Ross Stores, Inc.	56,750	8,453,481
TJX Cos., Inc.	20,893	2,071,332
Tractor Supply Co.	3,017	767,283
Ulta Beauty, Inc.(a)	5,940	3,258,446
Williams-Sonoma, Inc.	7,395	1,741,744
		22,978,334
Technology Hardware, Storage & Peripherals – 0.6%
Dell Technologies, Inc. – Class C	16,203	1,533,776
Hewlett Packard Enterprise Co.	32,071	488,441
HP, Inc.	48,036	1,360,860
NetApp, Inc.	11,104	989,588

The accompanying notes are an integral part of these financial statements.

Column Mid Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
Technology Hardware, Storage &
Peripherals – 0.6% (Continued)
Pure Storage, Inc. – Class A(a)	4,821	$253,826
Super Micro Computer, Inc.(a)	773	669,511
		5,296,002
Textiles, Apparel & Luxury Goods – 0.7%
Birkenstock Holding PLC(a)	485	24,255
Columbia Sportswear Co.	6	496
Crocs, Inc.(a)	577	70,538
Deckers Outdoor Corp.(a)	3,763	3,370,105
Levi Strauss & Co. – Class A	2,594	47,133
PVH Corp.	1,980	270,607
Ralph Lauren Corp.	6,642	1,234,881
Skechers USA, Inc. – Class A(a)	4,188	258,860
Tapestry, Inc.	3,888	184,797
VF Corp.	8,709	142,305
		5,603,977
Trading Companies & Distributors – 1.8%
Air Lease Corp.	55,461	2,223,986
Applied Industrial Technologies, Inc.	1,152	218,753
Beacon Roofing Supply, Inc.(a)	17,770	1,526,265
Boise Cascade Co.	1,471	199,924
Bunzl PLC	31,603	1,259,852
Core & Main, Inc. – Class A(a)	5,532	264,042
Ferguson PLC	6,974	1,474,652
GATX Corp.	14,801	1,877,359
MSC Industrial Direct Co., Inc. – Class A	10,744	1,084,499
SiteOne Landscape Supply, Inc.(a)	1,093	184,149
United Rentals, Inc.	3,709	2,571,339
Watsco, Inc.	825	325,149
WESCO International, Inc.	1,423	212,724
WW Grainger, Inc.	2,074	2,018,956
		15,441,649
Water Utilities – 0.1%
American Water Works Co., Inc.	4,777	566,266
TOTAL COMMON STOCKS (Cost $751,950,999)		796,463,463

The accompanying notes are an integral part of these financial statements.

Column Mid Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 3.0%
American Homes 4 Rent – Class A	13,421	$496,711
Americold Realty Trust, Inc.	70,476	1,783,043
Boston Properties, Inc.	31,918	2,065,733
EastGroup Properties, Inc.	4,462	783,929
Equity LifeStyle Properties, Inc.	13,156	885,662
Equity Residential	12,604	758,887
Essex Property Trust, Inc.	9,834	2,275,587
Healthpeak Properties, Inc.	86,056	1,441,438
Invitation Homes, Inc.	14,956	509,551
Lamar Advertising Co. – Class A	11,950	1,321,073
Public Storage	5,088	1,444,331
Realty Income Corp.	39,177	2,041,513
Regency Centers Corp.	44,745	2,771,953
Rexford Industrial Realty, Inc.	13,434	683,522
SBA Communications Corp.	8,710	1,822,393
Simon Property Group, Inc.	10,759	1,593,838
VICI Properties, Inc.	67,989	2,034,911
Welltower, Inc.	8,094	745,943
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $26,730,050)		25,460,018

EXCHANGE TRADED FUNDS – 0.4%
iShares Russell Mid-Cap Value ETF	25,690	3,071,753
TOTAL EXCHANGE TRADED FUNDS (Cost $3,026,773)		3,071,753

PREFERRED STOCKS – 0.1%

Household Products – 0.1%
Henkel AG & Co. KGaA, 0.00%,	13,905	1,045,889
TOTAL PREFERRED STOCKS (Cost $1,099,980)		1,045,889

The accompanying notes are an integral part of these financial statements.

Column Mid Cap Fund
Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS – 2.9%
Money Market Funds – 2.9%
First American Government Obligations Fund –
Class X, 5.23%(c)	24,354,332	$24,354,332
TOTAL SHORT-TERM INVESTMENTS (Cost $24,354,332)		24,354,332
TOTAL INVESTMENTS – 100.1% (Cost $807,162,134)		850,395,455
Liabilities in Excess of Other Assets – (0.1)%		(611,954)
TOTAL NET ASSETS – 100.0%		$849,783,501

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

PLC – Public Limited Company
SA – Sociedad Anónima

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day effective yield as of February 29, 2024.

Column Mid Cap Fund
Schedule of Forward Currency Contracts
February 29, 2024 (Unaudited)

						Value/Unrealized
Settlement	Currency		Currency			Appreciation
Date	Purchased		Sold		Counterparty	(Depreciation)
03/28/2024	CAD	83,145	USD	61,829	Bank of America Securities, Inc.	$(539)
03/28/2024	EUR	1,424	USD	1,564	Bank of America Securities, Inc.	(23)
03/28/2024	GBP	468,517	USD	592,440	Bank of America Securities, Inc.	(927)
03/28/2024	USD	1,015,430	CAD	1,365,061	Bank of America Securities, Inc.	9,173
03/28/2024	USD	8,549,476	EUR	7,869,952	Bank of America Securities, Inc.	33,636
03/28/2024	USD	1,698,792	GBP	1,341,899	Bank of America Securities, Inc.	4,616
						$45,936

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

Column Funds
Statements of Assets and Liabilities
February 29, 2024 (Unaudited)

	Column	Column	Column	Column
	Small Cap	Small Cap	Mid Cap	Mid Cap
	Select Fund	Fund	Select Fund	Fund
ASSETS
Investments, at fair
value (Note 2)*	$724,449,833	$378,730,747	$1,698,760,622	$850,395,455
Foreign currency, at fair value*	—	216	—	—
Receivable for
Fund shares sold	2,792,888	673,016	5,407,356	1,259,934
Receivable for
investments sold	5,495,554	1,751,546	1,003,964	802,469
Receivable for foreign
currency sold	—	—	—	46
Dividends and
interest receivable	510,564	322,193	2,056,446	941,634
Unrealized appreciation
of forward currency
exchange contracts	—	16,768	—	47,425
Prepaid expenses
and other assets	72,699	52,604	111,001	66,698
	733,321,538	381,547,090	1,707,339,389	853,513,661
LIABILITIES
Payable for
Fund shares redeemed	236,697	202,529	612,648	479,839
Payable for
investments purchased	4,390,378	1,488,383	10,934,775	2,903,385
Payable for foreign
currency purchased	—	157	—	—
Payable for shareholder
servicing fees (Note 4)	32,449	17,131	75,553	38,146
Payable for administrative
services (Note 3)	11,125	5,869	25,915	13,084
Payable to Adviser (Note 3)	259,906	120,291	497,692	222,860
Payable to affiliates (Note 5)	38,891	41,088	59,495	46,307
Unrealized depreciation
of forward currency
exchange contracts	—	927	—	1,489
Accrued expenses and
other liabilities	23,051	14,689	42,482	25,050
	4,992,497	1,891,064	12,248,560	3,730,160
NET ASSETS	$728,329,041	$379,656,026	$1,695,090,829	$849,783,501
The accompanying notes are an integral part of these financial statements.

Column Funds
Statements of Assets and Liabilities (Continued)
February 29, 2024 (Unaudited)

	Column	Column	Column	Column
	Small Cap	Small Cap	Mid Cap	Mid Cap
	Select Fund	Fund	Select Fund	Fund
NET ASSETS CONSIST OF:
Paid-in capital	$697,633,001	$366,665,085	$1,616,424,949	$805,282,477
Total distributable earnings	30,696,040	12,990,941	78,665,880	44,501,024
TOTAL NET ASSETS	$728,329,041	$379,656,026	$1,695,090,829	$849,783,501
Shares of beneficial
interest outstanding
(unlimited shares of
$0.001 par value authorized)	65,948,929	35,222,744	156,964,403	78,028,446
Net asset value per share	$11.04	$10.78	$10.80	$10.89

* Cost
Investments	$693,020,673	$365,519,619	$1,622,705,324	$807,162,134
Foreign currency	$—	$216	$—	$—

The accompanying notes are an integral part of these financial statements.

Column Funds
Statements of Operations
For the Period Ended February 29, 2024 (Unaudited)

	Column	Column	Column	Column
	Small Cap	Small Cap	Mid Cap	Mid Cap
	Select Fund(1)	Fund(1)	Select Fund(1)	Fund(1)
INVESTMENT INCOME
Income:
Dividends*	$675,597	$530,276	$2,319,945	$1,233,820
Interest income	256,801	120,711	605,066	239,925
TOTAL INCOME	932,398	650,987	2,925,011	1,473,745
Expenses:
Management fees (Note 3)	862,281	451,402	1,743,328	864,993
Shareholder servicing fees	42,002	22,864	97,715	49,777
Federal and state registration fees	22,160	15,120	40,560	24,560
Fund administration fees (Note 5)	20,768	15,291	41,877	24,453
Administrative services fee (Note 3)	14,001	7,621	32,572	16,592
Transfer agent fees (Note 5)	6,940	6,621	7,869	7,070
Custodian fees (Note 5)	5,903	8,616	5,830	7,665
Audit and tax fees	5,760	5,760	5,760	5,760
Legal fees	4,000	4,000	4,000	4,000
Trustees’ fees	3,520	3,520	3,520	3,520
Pricing fees (Note 5)	3,040	8,320	1,680	4,880
Chief Compliance Officer fees (Note 5)	2,240	2,240	2,240	2,240
Printing and mailing fees	1,040	1,040	1,040	1,040
Other fees	4,480	4,000	5,680	4,558
TOTAL EXPENSES	998,135	556,415	1,993,671	1,021,108
Less: Waiver by Adviser (Note 3)	(534,701)	(295,263)	(1,114,807)	(581,398)
NET EXPENSES	463,434	261,152	878,864	439,710
NET INVESTMENT INCOME	468,964	389,835	2,046,147	1,034,035
REALIZED AND UNREALIZED
GAIN (LOSS)
Net realized gain (loss):
Investments	(1,202,084)	(624,888)	564,435	188,959
Foreign currency exchange contracts	—	(550)	—	(1,194)
Foreign currency transactions	—	(270)	—	—
	(1,202,084)	(625,708)	564,435	187,765
Change in net unrealized
appreciation (depreciation) on:
Investments	31,429,160	13,211,128	76,055,298	43,233,321
Foreign currency exchange contracts	—	15,841	—	45,936
Foreign currency transactions	—	(155)	—	(33)
	31,429,160	13,226,814	76,055,298	43,279,224
NET GAIN ON INVESTMENTS	30,227,076	12,601,106	76,619,733	43,466,989
NET INCREASE IN NET ASSETS
FROM OPERATIONS	$30,696,040	$12,990,941	$78,665,880	$44,501,024
* Net of foreign taxes and
fees withheld of:	$171	$1,810	$2,136	$588

(1)	The Column Funds commenced operations on December 11, 2023.

The accompanying notes are an integral part of these financial statements.

Column Small Cap Select Fund
Statement of Changes in Net Assets

Period Ended
February 29, 2024(1)
(Unaudited)
OPERATIONS
Net investment income	$468,964
Net realized loss on investments sold	(1,202,084)
Net change in unrealized appreciation/depreciation of investments	31,429,160
NET INCREASE IN NET ASSETS FROM OPERATIONS	30,696,040

CAPITAL TRANSACTIONS
Proceeds from shares sold	708,336,426
Cost of shares redeemed	(10,703,425)
INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS	697,633,001

TOTAL INCREASE IN NET ASSETS	728,329,041

NET ASSETS
Beginning of period	—
End of period	$728,329,041

FUND SHARE TRANSACTIONS
Shares sold	66,962,052
Shares redeemed	(1,013,123)
NET INCREASE IN FUND SHARES	65,948,929

(1)	The Fund commenced operations on December 11, 2023.

The accompanying notes are an integral part of these financial statements.

Column Small Cap Fund
Statement of Changes in Net Assets

Period Ended
February 29, 2024(1)
(Unaudited)
OPERATIONS
Net investment income	$389,835
Net realized loss on:
Investments	(624,888)
Foreign currency exchange contracts	(550)
Foreign currency transactions	(270)
Net change in unrealized appreciation/depreciation on:
Investments	13,211,128
Foreign currency exchange contracts	15,841
Foreign currency transactions	(155)
NET INCREASE IN NET ASSETS FROM OPERATIONS	12,990,941

CAPITAL TRANSACTIONS
Proceeds from shares sold	381,351,250
Cost of shares redeemed	(14,686,165)
INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS	366,665,085

TOTAL INCREASE IN NET ASSETS	379,656,026

NET ASSETS
Beginning of period	—
End of period	$379,656,026

FUND SHARE TRANSACTIONS
Shares sold	36,645,222
Shares redeemed	(1,422,478)
NET INCREASE IN FUND SHARES	35,222,744

(1)	The Fund commenced operations on December 11, 2023.

The accompanying notes are an integral part of these financial statements.

Column Mid Cap Select Fund
Statement of Changes in Net Assets

Period Ended
February 29, 2024(1)
(Unaudited)
OPERATIONS
Net investment income	$2,046,147
Net realized gain on investments sold	564,435
Net change in unrealized appreciation/depreciation of investments	76,055,298
NET INCREASE IN NET ASSETS FROM OPERATIONS	78,665,880

CAPITAL TRANSACTIONS
Proceeds from shares sold	1,634,130,107
Cost of shares redeemed	(17,705,158)
INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS	1,616,424,949

TOTAL INCREASE IN NET ASSETS	1,695,090,829

NET ASSETS
Beginning of period	—
End of period	$1,695,090,829

FUND SHARE TRANSACTIONS
Shares sold	158,658,063
Shares redeemed	(1,693,660)
NET INCREASE IN FUND SHARES	156,964,403

(1)	The Fund commenced operations on December 11, 2023.

The accompanying notes are an integral part of these financial statements.

Column Mid Cap Fund
Statement of Changes in Net Assets

Period Ended
February 29, 2024(1)
(Unaudited)
OPERATIONS
Net investment income	$1,034,035
Net realized gain (loss) on:
Investments	188,959
Foreign currency exchange contracts	(1,194)
Net change in unrealized appreciation/depreciation on:
Investments	43,233,321
Foreign currency exchange contracts	45,936
Foreign currency transactions	(33)
NET INCREASE IN NET ASSETS FROM OPERATIONS	44,501,024

CAPITAL TRANSACTIONS
Proceeds from shares sold	823,588,570
Cost of shares redeemed	(18,306,093)
INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS	805,282,477

TOTAL INCREASE IN NET ASSETS	849,783,501

NET ASSETS
Beginning of period	—
End of period	$849,783,501

FUND SHARE TRANSACTIONS
Shares sold	79,780,679
Shares redeemed	(1,752,233)
NET INCREASE IN FUND SHARES	78,028,446

(1)	The Fund commenced operations on December 11, 2023.

The accompanying notes are an integral part of these financial statements.

Column Small Cap Select Fund
Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
February 29, 2024(1)
(Unaudited)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income(2)	0.02
Net realized and unrealized gain	1.02
Total from investment operations	1.04

Net asset value, end of period	$11.04

Total return(3)(4)	10.40%

Ratios/supplemental data:
Net assets, end of period (000’s)	$728,329
Ratio of expenses to average net assets before management fee waiver(5)	1.03%
Ratio of expenses to average net assets after management fee waiver(5)	0.48%
Ratio of net investment income to average net assets
before management fee waiver(5)	(0.07)%
Ratio of net investment income to average net assets
after management fee waiver(5)	0.48%
Portfolio turnover rate(4)	30.94%

(1)	The Fund commenced investment operations on December 11, 2023.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Column Small Cap Fund
Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
February 29, 2024(1)
(Unaudited)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income(2)	0.02
Net realized and unrealized gain	0.76
Total from investment operations	0.78

Net asset value, end of period	$10.78

Total return(3)(4)	7.80%

Ratios/supplemental data:
Net assets, end of period (000’s)	$379,656
Ratio of expenses to average net assets before management fee waiver(5)	1.05%
Ratio of expenses to average net assets after management fee waiver(5)	0.49%
Ratio of net investment income to average net assets
before management fee waiver(5)	0.18%
Ratio of net investment income to average net assets
after management fee waiver(5)	0.74%
Portfolio turnover rate(4)	19.52%

(1)	The Fund commenced investment operations on December 11, 2023.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Column Mid Cap Select Fund
Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
February 29, 2024(1)
(Unaudited)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income(2)	0.03
Net realized and unrealized gain	0.77
Total from investment operations	0.80

Net asset value, end of period	$10.80

Total return(3)(4)	8.00%

Ratios/supplemental data:
Net assets, end of period (000’s)	$1,695,091
Ratio of expenses to average net assets before management fee waiver(5)	0.88%
Ratio of expenses to average net assets after management fee waiver(5)	0.39%
Ratio of net investment income to average net assets
before management fee waiver(5)	0.41%
Ratio of net investment income to average net assets
after management fee waiver(5)	0.90%
Portfolio turnover rate(4)	7.62%

(1)	The Fund commenced investment operations on December 11, 2023.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Column Mid Cap Fund
Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
February 29, 2024(1)
(Unaudited)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income(2)	0.03
Net realized and unrealized gain	0.86
Total from investment operations	0.89

Net asset value, end of period	$10.89

Total return(3)(4)	8.90%

Ratios/supplemental data:
Net assets, end of period (000’s)	$849,784
Ratio of expenses to average net assets before management fee waiver(5)	0.89%
Ratio of expenses to average net assets after management fee waiver(5)	0.38%
Ratio of net investment income to average net assets
before management fee waiver(5)	0.39%
Ratio of net investment income to average net assets
after management fee waiver(5)	0.90%
Portfolio turnover rate(4)	9.98%

(1)	The Fund commenced investment operations on December 11, 2023.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Column Funds
Notes to Financial Statements
February 29, 2024 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Column Funds (the “Funds”) are comprised of the Column Small Cap Select Fund, the Column Small Cap Fund, the Column Mid Cap Select Fund, and the Column Mid Cap Fund, each representing a distinct, diversified series with its own investment objective and policies within the Trust. The investment objective of each Fund is long-term capital appreciation. Each Fund commenced operations on December 11, 2023. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. Costs incurred by the Funds in connection with the organization, registration and the initial public offering were paid by Mason Street Advisors, LLC (the “Adviser”), the Funds’ investment adviser. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies”.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a) Investment Valuation

Each equity security owned by a Fund, including depositary receipts, that is listed on a national securities exchange, except for portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) is valued at its last sale price or official closing price on that exchange on the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the most recent quoted bid at the close of the exchange on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (a “Pricing Service”).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at prices supplied by an approved Pricing Service. Where the price of a long-term debt security is not available from a Pricing Service, the most recent quotation from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the bid price. When a Fund buys a when-issued, new issue or delayed delivery debt security and the security is not yet being traded or

Column Funds
Notes to Financial Statements (Continued)
February 29, 2024 (Unaudited)

priced by a Pricing Service, the security will be valued at cost. Thereafter, the security will be valued at its market value or its fair value if the security has not commenced trading or is not priced by a Pricing Service for longer than five days. Any discount or premium is accreted or amortized using the constant yield method until maturity.

Forward currency contracts are valued at the mean between the bid and asked prices.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. All ETFs are valued at the last reported sale price on the exchange on which the security is principally traded.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time a Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time. Occasionally, events which affect the values of such securities may occur between the times at which the values are determined and the close of the New York Stock Exchange and will therefore not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value in good faith as determined by the Adviser in accordance with its fair valuation procedures. If on any business day a change in the value of the equity markets exceeds a certain threshold as determined by reference to a broad-based index, then each foreign equity security held by a Fund (other than those traded in countries outside of Canada, Mexico, Central and South America) will be valued at its fair value by using a value determined by an independent pricing agent rather than using the last closing price of such foreign security on its principal overseas market. A value determined by an independent pricing agent will also be used to fair value foreign securities held by a Fund on any day when a foreign market is closed due to a local holiday or other scheduled closure, but the New York Stock Exchange is open.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Trust’s Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures.

FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for

Column Funds
Notes to Financial Statements (Continued)
February 29, 2024 (Unaudited)

measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s investments carried at fair value as of February 29, 2024:

Column Small Cap Select Fund

	Level 1	Level 2	Level 3	Total
Common Stocks*	$679,392,243	$327,152	$—	$679,719,395
Real Estate
Investment Trusts	23,502,743	—	—	23,502,743
Money Market Funds	21,227,695	—	—	21,227,695
Total Investments
in Securities	$724,122,681	$327,152	$—	$724,449,833

*	For further information regarding industry classifications, see the Schedule of Investments.

Column Small Cap Fund

	Level 1	Level 2	Level 3	Total
Common Stocks*	$351,779,601	$5,163,200	$—	$356,942,801
Real Estate
Investment Trusts	9,062,937	—	—	9,062,937
Closed End Funds	6,176	—	—	6,176
Money Market Funds	12,718,833	—	—	12,718,833
Total Investments
in Securities	$373,567,547	$5,163,200	$—	$378,730,747
Other Financial
Instruments**
Forward Currency
Contracts	$—	$15,841	$—	$15,841

*	For further information regarding industry classifications, see the Schedule of Investments.
**
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts. Forward currency contracts are reflected as the unrealized appreciation (depreciation) on the instrument.

Column Funds
Notes to Financial Statements (Continued)
February 29, 2024 (Unaudited)

Column Mid Cap Select Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,554,874,487	$—	$—	$1,554,874,487
Real Estate
Investment Trusts	66,228,855	—	—	66,228,855
Money Market Funds	77,657,280	—	—	77,657,280
Total Investments
in Securities	$1,698,760,622	$—	$—	$1,698,760,622

*	For further information regarding industry classifications, see the Schedule of Investments.

Column Mid Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$786,129,365	$10,334,098	$—	$796,463,463
Real Estate
Investment Trusts	25,460,018	—	—	25,460,018
Exchange Traded Fund	3,071,753	—	—	3,071,753
Preferred Stocks*	—	1,045,889	—	1,045,889
Money Market Funds	24,354,332	—	—	24,354,332
Total Investments
in Securities	$839,015,468	$11,379,987	$—	$850,395,455
Other Financial
Instruments**
Forward Currency
Contracts	$—	$45,936	$—	$45,936

*	For further information regarding industry classifications, see the Schedule of Investments.
**
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts. Forward currency contracts are reflected as the unrealized appreciation (depreciation) on the instrument.

(b) Foreign Securities and Currency Translations

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

Column Funds
Notes to Financial Statements (Continued)
February 29, 2024 (Unaudited)

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of a Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

(c) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it of all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the period ended February 29, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended February 29, 2024, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities.

(d) Distributions to Shareholders

The Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Funds. GAAP requires that certain components of net assets relating to permanent differences be reclassified between the components of net assets. These reclassifications have no effect on net assets or NAV per share.

(e) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Column Funds
Notes to Financial Statements (Continued)
February 29, 2024 (Unaudited)

(f) Share Valuation

The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.

(g) Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(h) Other

Investment transactions are recorded on the trade date. The Funds determines the gain or loss from investment transactions using the specific identification method for the best tax relief order by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in Real Estate Investment Trusts (“REITs”) are comprised of ordinary income, capital gains and return of capital, as applicable. For financial statement purposes, the Funds use estimates to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each REIT and other industry sources. These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of a Fund. Changes to estimates will be recorded in the period they are known. The distributions received from REIT securities that have been classified as income and capital gains are included in dividend income and net realized gain on investments, respectively, on the Statements of Operations. The distributions received that are classified as return of capital reduced the cost of investments on the Statements of Assets and Liabilities.

(i) Derivative Instruments

The Funds may utilize derivative instruments such as forward currency contracts to the extent that they are consistent with the Funds’ investment objectives and limitations. The Funds have adopted derivative instrument disclosure standards, in order to enable the investor to understand how derivative instruments affect a Fund’s operations and financial position. As of February 29, 2024, the fair value of derivative instruments in the Funds are described below:

Column Funds
Notes to Financial Statements (Continued)
February 29, 2024 (Unaudited)

Column Small Cap Fund

Statements of Assets and Liabilities —
Value of Derivative Instruments as of February 29, 2024

	Asset Derivatives		Liability Derivatives
	Statements of Assets		Statements of Assets
	and Liabilities Location	Value	and Liabilities Location	Value
Forward Currency	Unrealized appreciation		Unrealized depreciation
Exchange Contracts	on futures contracts	$16,768	on futures contracts	$927
Total		$16,768		$927

The Effect of Derivative Instruments on the Statements of Operations for the period ended February 29, 2024

Amount of Realized Gain (Loss)		Change in Unrealized
on Derivatives		Appreciation (Depreciation) on Derivatives
	Forward		Forward
	Currency		Currency
	Contracts		Contracts
Foreign Exchange Contracts	$(550)	Foreign Exchange Contracts	$15,841
Total	$(550)	Total	$15,841

Column Mid Cap Fund

Statements of Assets and Liabilities —
Value of Derivative Instruments as of February 29, 2024

	Asset Derivatives		Liability Derivatives
	Statements of Assets		Statements of Assets
	and Liabilities Location	Value	and Liabilities Location	Value
Forward Currency	Unrealized appreciation		Unrealized depreciation
Exchange Contracts	on futures contracts	$47,425	on futures contracts	$1,489
Total		$47,425		$1,489

The Effect of Derivative Instruments on the Statements of Operations for the period ended February 29, 2024

Amount of Realized Gain (Loss)		Change in Unrealized
on Derivatives		Appreciation (Depreciation) on Derivatives
	Forward		Forward
	Currency		Currency
	Contracts		Contracts
Foreign Exchange Contracts	$(1,194)	Foreign Exchange Contracts	$45,936
Total	$(1,194)	Total	$45,936

Column Funds
Notes to Financial Statements (Continued)
February 29, 2024 (Unaudited)

Volume Disclosures

The average monthly notional amount outstanding of forward currency exchange contracts during the period ended February 29, 2024 was as follows:

Column Small Cap Fund	$1,238,147
Column Mid Cap Fund	$7,574,398

The Column Small Cap Select Fund and Column Mid Cap Select Fund did not invest in any derivatives during the period ended February 29, 2024.

(3)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with Mason Street Advisors, LLC (the “Adviser”) to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds compensate the Adviser for its management services based on an annual rate equal to a percentage of each Fund’s average daily net assets, as set forth in the table below.

Column Small Cap Select Fund	0.78% on the first $250 million
0.76% on the next $250 million
0.74% on the next $500 million
0.72% over $1 billion

Column Small Cap Fund	0.78% on the first $250 million
0.76% on the next $250 million
0.74% on the next $500 million
0.72% over $1 billion

Column Mid Cap Select Fund	0.72% on the first $250 million
0.70% on the next $250 million
0.68% on the next $500 million
0.66% over $1 billion

Column Mid Cap Fund	0.72% on the first $250 million
0.70% on the next $250 million
0.68% on the next $500 million
0.66% over $1 billion

Pursuant to a Management Fee Waiver Agreement, the Adviser has contractually agreed, through at least December 10, 2025, to waive its management fees with respect to each Fund to the extent such management fees exceed the management fees that the Adviser is required to pay to the Fund’s designated sub-adviser(s) for management of allocated portions of the Fund. The Adviser may not recoup these waivers in future periods.

Pursuant to an Administrative Services Agreement, the Adviser also provides or procures management of certain of the Funds’ administrative affairs, including review of shareholder reports and other regulatory filings prepared by the Funds’ administrator; oversight of the Funds’ primary service providers; periodic due diligence reviews of the Funds’ primary service providers; coordination and negotiation of contracts and pricing relating to the Funds’ primary service providers;

Column Funds
Notes to Financial Statements (Continued)
February 29, 2024 (Unaudited)

and such other duties or services necessary for the appropriate operation of the Funds that are incidental to the foregoing services. For such administrative services, under the Administrative Services Agreement, each Fund pays the Adviser an administrative services fee computed daily and paid monthly, based on an annual rate equal to 0.02% of the Fund’s average daily net assets.

Sub-advisory services are provided to the Funds, pursuant to agreements between the Adviser and the below listed sub-advisers. Under the terms of these sub-advisory agreements, the Adviser compensates the sub-advisers based on each Fund’s average daily net assets.

Column Small Cap Select Fund
Boston Partners Global Investors, Inc. (WPG Partners division)
Driehaus Capital Management LLC
Neuberger Berman Investment Advisers LLC
Vaughan Nelson Investment Management, L.P.

Column Small Cap Fund
American Century Investment Management, Inc.
American Century Investment Management, Inc. (Avantis Investors division)
Boston Partners Global Investors, Inc. (WPG Partners division)
Franklin Mutual Advisers, LLC
Kayne Anderson Rudnick Investment Management, LLC
Neuberger Berman Investment Advisers LLC
Vaughan Nelson Investment Management, L.P.

Column Mid Cap Select Fund
Boston Partners Global Investors, Inc.
EARNEST Partners, LLC
Kayne Anderson Rudnick Investment Management, LLC

Column Mid Cap Fund
American Century Investment Management, Inc.
American Century Investment Management, Inc. (Avantis Investors division)
Boston Partners Global Investors, Inc.
EARNEST Partners, LLC
Invesco Advisers, Inc.
Kayne Anderson Rudnick Investment Management, LLC

(4)	Shareholder Servicing Plan

The Trust has adopted a Shareholder Servicing Plan on behalf of the Funds to pay for shareholder support services from each Fund’s assets pursuant to a Shareholder Servicing Agreement in an amount not to exceed 0.10% of a Fund’s average daily net assets. Currently, the shareholder servicing fee authorized for each Fund is up to 0.06%; however, the fee may be increased up to 0.10% of a Fund’s daily net assets, at any time. Each Fund is responsible for paying a portion of shareholder servicing fees to each of the shareholder servicing agents who have written shareholder servicing agreements with a Fund and perform shareholder servicing functions and maintenance

Column Funds
Notes to Financial Statements (Continued)
February 29, 2024 (Unaudited)

of shareholder accounts on behalf of shareholders. The following table details the fees incurred by the Funds pursuant to the Shareholder Servicing Plan during the period ended February 29, 2024, as well as the fees owed as of February 29, 2024.

	Fees Incurred	Fees Owed
Column Small Cap Select Fund	$42,002	$32,449
Column Small Cap Fund	$22,864	$17,131
Column Mid Cap Select Fund	$97,715	$75,553
Column Mid Cap Fund	$49,777	$38,146

(5)	Related Party Transactions

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”), acts as the Funds’ administrator under a Fund Servicing Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and fund accountant; coordinates the preparation and payment of the Funds’ expenses; and reviews the Funds’ expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. The Trust’s Chief Compliance Officer is also an employee of Fund Services. Expenses incurred by the Funds for the period ended February 29, 2004 and owed as of February 29, 2024 are as follows:

Administration	Incurred	Owed
Column Small Cap Select Fund	$20,768	$20,768
Column Small Cap Fund	$15,291	$15,291
Column Mid Cap Select Fund	$41,877	$41,877
Column Mid Cap Fund	$24,453	$24,453

Pricing	Incurred	Owed
Column Small Cap Select Fund	$ 3,040	$ 3,040
Column Small Cap Fund	$ 8,320	$ 8,320
Column Mid Cap Select Fund	$ 1,680	$ 1,680
Column Mid Cap Fund	$ 4,880	$ 4,880

Transfer Agent	Incurred	Owed
Column Small Cap Select Fund	$ 6,940	$ 6,940
Column Small Cap Fund	$ 6,621	$ 6,621
Column Mid Cap Select Fund	$ 7,869	$ 7,868
Column Mid Cap Fund	$ 7,070	$ 7,069

Custody	Incurred	Owed
Column Small Cap Select Fund	$ 5,903	$ 5,903
Column Small Cap Fund	$ 8,616	$ 8,616
Column Mid Cap Select Fund	$ 5,830	$ 5,830
Column Mid Cap Fund	$ 7,665	$ 7,665

Column Funds
Notes to Financial Statements (Continued)
February 29, 2024 (Unaudited)

Chief Compliance Officer	Incurred	Owed
Column Small Cap Select Fund	$ 2,240	$ 2,240
Column Small Cap Fund	$ 2,240	$ 2,240
Column Mid Cap Select Fund	$ 2,240	$ 2,240
Column Mid Cap Fund	$ 2,240	$ 2,240

The Funds also have a line of credit with U.S. Bank (see Note 8).

Certain officers of the Funds are also employees of Fund Services. A Trustee of the Trust is affiliated with Fund Services and U.S. Bank.

(6)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the period ended February 29, 2024, are listed in the following table. There were no purchases or sales of U.S. government securities for the Funds.

	Purchases	Sales
Column Small Cap Select Fund	$778,094,336	$105,099,274
Column Small Cap Fund	$389,332,303	$35,899,235
Column Mid Cap Select Fund	$1,604,152,719	$59,669,083
Column Mid Cap Fund	$823,045,907	$40,364,125

(7)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At February 29, 2024, Pershing LLC, for the benefit of its customers, held 100% of each Fund’s shares outstanding. Pershing LLC is the financial intermediary used by Northwestern Mutual Wealth Management Company’s advisory programs that offer the Funds’ shares.

(8)	Line of Credit

The Funds and U.S. Bank, N.A. have entered into an umbrella line of credit agreement in the amount of up to $100,000,000, which matures on August 3, 2024. This unsecured line of credit agreement is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions from the Funds. The maximum borrowing cannot exceed 20% of the gross market value or 33.33% of the net market value of a Fund’s unencumbered assets. Interest on amounts borrowed under the line of credit will be accrued at the prime rate. On February 2, 2024, the Column Mid Cap Fund made a draw on the line of credit in the amount of $111,000. The total amount was repaid on February 5, 2024. The interest charged at the prime rate of 8.50% amounted to $79, which was paid by a sub-adviser to the Column Mid Cap Fund. There were no other draws on the line of credit during the period ended February 29, 2024. Interest expense incurred for the period ended February 29, 2024 is disclosed in the Statement of Operations within Other Fees.

Column Funds
Notes to Financial Statements (Continued)
February 29, 2024 (Unaudited)

(9)	Subsequent Events

The Funds have evaluated events and transactions that have occurred subsequent to February 29, 2024 through the date the financial statements were issued and determined there were no subsequent events that would require disclosure in the financial statements.

(10)	Recent Market Events

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of the coronavirus (COVID-19) global pandemic. The impact of COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.

Column Funds
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited)

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on October 19, 2023 to consider the initial approval of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Column Small Cap Select Fund, Column Small Cap Fund, Column Mid Cap Select Fund, and Column Mid Cap Fund (each, a “Column Fund,” and together, the “Column Funds”), each a series of the Trust, and Mason Street Advisors, LLC, the Column Funds’ investment adviser (identified hereinafter as the “Adviser”). In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Agreement, including a memorandum provided by the Trust’s legal counsel, which outlined the Trustees’ responsibilities in considering the Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, detailed comparative information relating to the management fees and other expenses of the Column Funds, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Column Funds by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, biographical information of the Adviser’s key management and compliance personnel, comparative fee information for the Column Funds and a separate registered investment company managed by the Adviser, and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information. In considering approval of the Agreement, the Trustees also reviewed the Trust’s post-effective amendment to its Form N-1A registration statement, including the prospectus and statement of additional information included therein, relating to the registration of the Column Funds.

In reviewing the Agreement, the Trustees considered certain matters, including, but not limited to, the following: (1) the nature, extent and quality of services to be provided to the Column Funds by the Adviser; (2) the investment performance of the Column Funds and the Adviser; (3) the cost of services to be provided and profits to be realized by the Adviser from its management of the Column Funds; (4) the extent to which economies of scale would be realized as the Column Funds grow and whether the proposed management fees for the Column Funds reflect these economies of scale for the Column Funds’ benefit; and (5) other financial benefits to the Adviser resulting from services rendered to the Column Funds. Based on their evaluation of the information provided by the Adviser, in conjunction with the Column Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Agreement for an initial term ending two years following the Column Funds’ commencement of operations pursuant to an effective registration statement.

1.  NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED TO THE COLUMN FUNDS

The Trustees considered the nature, extent and quality of services to be provided by the Adviser to the Column Funds and the amount of time to be devoted by the Adviser’s staff to the Column Funds’ operations. The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of each Column Fund, including

Column Funds
Basis for Trustees’ Approval of Investment Advisory Agreement
(Continued) (Unaudited)

its recommendations with respect to the hiring, termination or replacement of one or more sub-advisers to the Column Funds and its oversight of investment strategies implemented by any such sub-advisers. The Trustees also considered the qualifications, experience and responsibilities of key personnel at the Adviser involved in the day-to-day activities of the Column Funds. The Trustees reviewed information provided by the Adviser in a due diligence questionnaire, including the structure of the Adviser’s compliance program and discussed the Adviser’s commitment to the growth of assets for each Column Fund. The Trustees also noted any services that extended beyond portfolio management, and they considered the overall capability of the Adviser. The Trustees discussed the Adviser’s compliance program, including a report from the Trust’s chief compliance officer to the Trustees regarding the effectiveness of the Adviser’s compliance program. The Trustees also considered the Adviser’s overall financial condition and support from its parent entity, The Northwestern Mutual Life Insurance Company, as well as the implementation and operational effectiveness of the Adviser’s business continuity plan. The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Column Funds Advisory Agreement and that the nature, overall quality and extent of the management services to be provided to the Column Funds, as well as the Adviser’s compliance program, were satisfactory and reliable.

2.  INVESTMENT PERFORMANCE OF THE COLUMN FUNDS AND THE ADVISER

The Trustees noted that the Column Funds had not yet commenced operations and, therefore, that performance of the Column Funds was not a relevant factor for consideration. In assessing the portfolio management services to be provided by the Adviser, the Trustees considered the investment management experience of the Adviser with respect to the Northwestern Mutual Series Fund, Inc., a registered investment company with 27 series managed by the Adviser and 25 of which are sub-advised by a single third-party investment sub-adviser. The Trustees discussed the Adviser’s process for identifying, recommending, and monitoring one or more sub-advisers for each Column Fund, as applicable, and for allocating and reallocating assets among such sub-advisers consistent with each Column Fund’s investment objectives and strategies. The Trustees considered the Adviser’s role in assessing each sub-adviser’s investment style and historical performance and in allocating each Column Fund’s assets to such sub-adviser on the basis of the particular strategy assigned to it as well as the strategies assigned to other sub-advisers for such Column Fund, as applicable. The Trustees noted that the Adviser did not manage any other accounts with the same or similar investment strategies as the Column Funds that are being managed with allocations to multiple third-party investment sub-advisers. After considering all of the information, the Trustees determined that each Column Fund and its shareholders were likely to benefit from the Adviser’s management.

3.  COSTS OF SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of the Adviser’s proposed management fee, including a review of the expense analyses and other pertinent material with respect to each Column Fund. The Trustees noted the proposed tiered management

Column Funds
Basis for Trustees’ Approval of Investment Advisory Agreement
(Continued) (Unaudited)

fee schedule for each of the Column Funds contained breakpoints and was computed daily and paid monthly, based on an annual rate equal to a percentage of each Column Fund’s average annual net assets as follows: (1) for each of the Column Small Cap Select Fund and Column Small Cap Fund, 0.78% on the first $250 million, 0.76% on the next $250 million, 0.74% on the next $500 million and 0.72% on amounts over $1 billion; and (2) for each of the Column Mid Cap Select Fund and Column Mid Cap Fund, 0.72% on the first $250 million, 0.70% on the next $250 million, 0.68% on the next $500 million and 0.66% on amounts over $1 billion. The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selection. The Trustees also considered the cost structure of each Column Fund relative to a peer group of funds as constructed using publicly-available data provided by Morningstar, Inc. and presented by Barrington Financial Group, LLC d/b/a Barrington Partners, an independent third-party benchmarking firm, through its cohort selection process (a peer group of U.S. small blend funds for the Column Small Cap Select Fund, a peer group of U.S. small blend funds for the Column Small Cap Fund, a peer group of U.S. mid-cap value and mid-cap blend funds for the Column Mid Cap Select Fund, and a peer group of U.S. mid-cap value and mid-cap blend funds for the Column Mid Cap Fund) (each, a “Barrington Cohort”). In reviewing each Column Fund’s proposed expense structure, the Trustees took into account each Column Fund’s “manager of managers” structure and noted that the Adviser has contractually agreed, through at least October 31, 2025, to waive its management fees with respect to each Column Fund to the extent such management fees exceed the management fees that the Adviser is required to pay to such Column Fund’s designated sub-advisers for management of allocated portions of such Column Fund and the Adviser may not recoup these waivers in future periods. The Trustees noted that each Column Fund is offered exclusively through advisory programs sponsored by Northwestern Mutual Wealth Management Company, an affiliate of the Adviser, and shareholders of each Column Fund may pay other fees, such as annual program or administrative fees, for participating in such advisory programs. The Trustees also noted that each Column Fund will pay the Adviser, under a separate administrative services agreement, an administrative services fee computed daily and paid monthly, based on an annual rate equal to 0.02% of each Column Fund’s average net assets, for providing or procuring management of certain of the Column Funds’ administrative affairs.

The Trustees noted that the Column Small Cap Select Fund’s proposed contractual management fee of 0.76% (which is a blended fee reflecting certain breakpoints for the Fund’s estimated net assets) was lower than the Barrington Cohort average of 0.78%. The Trustees further noted that the Fund’s total expense ratio (net of estimated management fee waivers) of 0.62% was below the Barrington Cohort average of 0.95%.

The Trustees noted that the Column Small Cap Fund’s proposed contractual management fee of 0.77% (which is a blended fee reflecting certain breakpoints for the Fund’s estimated net assets) was below the Barrington Cohort average of 0.79%. The Trustees further noted that the Fund’s total expense ratio (net of estimated management fee waivers) of 0.60% was below the Barrington Cohort average of 0.95%.

The Trustees noted that the Column Mid Cap Select Fund’s proposed contractual management fee of 0.68% (which is a blended fee reflecting certain breakpoints for the

Column Funds
Basis for Trustees’ Approval of Investment Advisory Agreement
(Continued) (Unaudited)

Fund’s estimated net assets) was below the Barrington Cohort average of 0.69%. The Trustees further noted that the Fund’s total expense ratio (net of estimated management fee waivers) of 0.52% was below the Barrington Cohort average of 0.85%.

The Trustees noted that the Column Mid Cap Fund’s proposed contractual management fee of 0.70% (which is a blended fee reflecting certain breakpoints for the Fund’s estimated net assets) was above the Barrington Cohort average of 0.65%. The Trustees further noted that the Fund’s total expense ratio (net of estimated management fee waivers) of 0.49% was below the Barrington Cohort average of 0.78%.

The Trustees considered the overall profitability that may result from the Adviser’s management of each Column Fund and reviewed the Adviser’s financial information. The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the estimated fees payable under the Column Funds Advisory Agreement.

The Trustees concluded that the estimated expenses and the proposed management fees to be paid to the Adviser for each Column Fund were fair and reasonable in light of the comparative performance, expense and management fee information and the investment management services to be provided to each Column Fund by the Adviser.

4.  EXTENT OF ECONOMIES OF SCALE AS THE COLUMN FUNDS GROW

The Trustees compared each Column Fund’s estimated expenses relative to its peer group and discussed economies of scale. The Trustees reviewed all estimated management fee waivers and noted that each Column Fund’s proposed management fee structure contained breakpoint reductions as a Fund’s assets grow in size. With respect to the Adviser’s fee structure, the Trustees concluded that the potential economies of scale with respect to each Column Fund were acceptable.

5.  BENEFITS TO BE DERIVED FROM THE RELATIONSHIP WITH THE COLUMN FUNDS

The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its association with the Column Funds. The Trustees concluded that the benefits the Adviser may receive, including fees to be received under the administrative services agreement, potential improved fee rates charged by sub-advisers to the Column Funds that are also sub-advisers to other accounts of the Adviser or its affiliates, the Adviser’s relationships with sub-advisers to the Column Funds and the potential ability to leverage investment professionals of such sub-advisers, and the ability of the Adviser and its affiliates to market other platforms through which the Column Funds may be available, appear to be reasonable, and in many cases may benefit the Column Funds.

CONCLUSIONS

The Trustees considered all of the foregoing factors. In considering the approval of the Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Column Funds’ surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the proposed Agreement for an initial two-year term as being in the best interests of each Column Fund and its shareholders.

Column Small Cap Select Fund
Basis for Trustees’ Approval of Investment Sub-Advisory Agreements
(Unaudited)

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on October 19, 2023 to consider the initial approval of the sub-advisory agreements (the “Sub-Advisory Agreements”) between Mason Street Advisors, LLC (identified hereinafter as “MSA” or the “Adviser”), on behalf of the Column Small Cap Select Fund (the “Fund”), a series of the Trust, and each of the Fund’s sub-advisers, Boston Partners Global Investors, Inc. (WPG Partners Division), Driehaus Capital Management LLC, Neuberger Berman Investment Advisers LLC, and Vaughan Nelson Investment Management, L.P. (each, a “Sub-Adviser,” and together, the “Sub-Advisers”).

Prior to this meeting, the Trustees requested and received materials to assist them in considering the approval of the Sub-Advisory Agreements. The materials provided contained information with respect to the factors enumerated below, including copies of the Sub-Advisory Agreements, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Sub-Advisory Agreements, due diligence materials relating to each Sub-Adviser (including a due diligence questionnaire, Form ADV, biographical information of key management and compliance personnel, and a summary detailing key provisions of the Sub-Adviser’s written compliance program, including its code of ethics) and other pertinent information. Based on their evaluation of the information provided by the Sub-Advisers, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved each Sub-Advisory Agreement for an initial two-year term.

1.  NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY THE SUB-ADVISERS TO THE FUND

The Trustees considered the nature, extent and quality of services to be provided by Boston Partners Global Investors, Inc. (WPG Partners Division) (“Boston Partners”), Driehaus Capital Management LLC (“Driehaus”), Neuberger Berman Investment Advisers LLC (“NBIA”), and Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”), to the Fund. The Trustees considered Boston Partners’ responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Eric Gandhi, who would serve as the portfolio manager for the segment of the Fund’s assets managed by Boston Partners, and other key personnel at Boston Partners. The Trustees also considered Driehaus’ responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Jeffrey James, Michael Buck, and Prakash Vijayan, who would serve as the portfolio managers for the segment of the Fund’s assets managed by Driehaus, and other key personnel at Driehaus. The Trustees also considered NBIA’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Robert W. D’Alelio, Brett S. Reiner, Gregory G. Spiegel, Benjamin H. Nahum, James F. McAree, and Amit Solomon, Ph.D, who would serve as the portfolio managers for the segment of the Fund’s assets managed by NBIA, and other key personnel at NBIA. The Trustees also considered Vaughan Nelson’s responsibilities in its management of Fund assets, as well as the qualifications,

Column Small Cap Select Fund
Basis for Trustees’ Approval of Investment Sub-Advisory Agreements
(Continued) (Unaudited)

experience and responsibilities of Chris D. Wallis and James Eisenman, who would serve as the portfolio managers for the segment of the Fund’s assets managed by Vaughan Nelson, and other key personnel at Vaughan Nelson.

The Trustees also considered information provided by each of Boston Partners, Driehaus, NBIA, and Vaughan Nelson and included in a due diligence questionnaire and other related due diligence documentation relating to each of their investment strategies for the Fund, brokerage practices and compliance and risk management programs. The Trustees also noted any services that extended beyond portfolio management. The Trustees also considered the overall financial condition of each of Boston Partners, Driehaus, NBIA, and Vaughan Nelson, as well as the implementation and operational effectiveness of each firm’s business continuity plan. The Trustees concluded that each of Boston Partners, Driehaus, NBIA, and Vaughan Nelson had sufficient quality and depth of personnel, resources, investment methods and compliance programs essential to performing their duties under each Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services to be provided by each of Boston Partners, Driehaus, NBIA, and Vaughan Nelson to the Fund were satisfactory.

2.  INVESTMENT PERFORMANCE OF THE FUND AND THE SUB-ADVISERS

The Trustees did not consider the performance of the Fund, as it has no performance history. However, the Trustees reviewed the qualifications, backgrounds and experience of the personnel of Boston Partners, Driehaus, NBIA, and Vaughan Nelson, as well as information concerning the performance history of Boston Partners, Driehaus, NBIA, and Vaughan Nelson with respect to a composite of separately managed accounts that use a strategy similar to the strategy to be employed by each of Boston Partners, Driehaus, NBIA, and Vaughan Nelson with respect to its respective segment of Fund assets. After considering all of the information provided to them, the Trustees concluded that the Fund and its shareholders were likely to benefit from each of Boston Partners’, Driehaus’, NBIA’s, and Vaughan Nelson’s management of the Fund’s portfolio.

3.  COSTS OF SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE SUB-ADVISERS

The Trustees then considered the cost of services and the structure of the proposed sub-advisory fees schedules for each of Boston Partners, Driehaus, NBIA, and Vaughan Nelson, under the respective Sub-Advisory Agreement. The Trustees noted that MSA had confirmed to the Trustees that the sub-advisory fees payable under each Sub-Advisory Agreement were reasonable in light of the quality of the services to be performed by each of Boston Partners, Driehaus, NBIA, and Vaughan Nelson and each Sub-Advisory Agreement included a “most favored nations” fee provision. The Trustees noted that the sub-advisory fees are paid by MSA, but the overall advisory fee paid by the Fund could be affected by the sub-advisory fees paid to each of Boston Partners, Driehaus, NBIA, and Vaughan Nelson, absent MSA’s contractual agreement to waive its management fees with respect to the Fund to the extent such management fees exceed the management fees that MSA is required to pay to the Fund’s designated sub-advisers. However, the Trustees did not consider the costs of services to be provided by each of Boston Partners,

Column Small Cap Select Fund
Basis for Trustees’ Approval of Investment Sub-Advisory Agreements
(Continued) (Unaudited)

Driehaus, NBIA, and Vaughan Nelson or their profitability from their relationship with the Fund to be material factors for such consideration given that each sub-adviser is not affiliated with MSA and, therefore, the sub-advisory fees were negotiated on an arm’s length basis. Based on all these factors, the Trustees concluded that the sub-advisory fees to be paid to each of Boston Partners, Driehaus, NBIA, and Vaughan Nelson by MSA were reasonable in light of the services to be provided by Boston Partners, Driehaus, NBIA, and Vaughan Nelson.

4.  EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

Since the sub-advisory fees payable to each of Boston Partners, Driehaus, NBIA, and Vaughan Nelson are not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase. However, the Trustees noted that the proposed sub-advisory fee structure for NBIA did not contain breakpoint reductions but the fee structure for each of Boston Partners, Driehaus and Vaughan Nelson contained breakpoint reductions as the assets of the respective segment of the Fund managed by the sub-adviser grow in size.

5.  BENEFITS TO BE DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees next considered the direct and indirect benefits that could be received by each of Boston Partners, Driehaus, NBIA, and Vaughan Nelson from its association with the Fund. The Trustees concluded that the benefits each of Boston Partners, Driehaus, NBIA, and Vaughan Nelson may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.

CONCLUSIONS

In considering each of the Sub-Advisory Agreements, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances, including the recommendation of MSA with respect to each of Boston Partners, Driehaus, NBIA, and Vaughan Nelson. Based on this review, the Trustees, including a majority of the Independent Trustees, approved each of the proposed Sub-Advisory Agreements with respect to the Fund for an initial two-year term as being in the best interests of the Fund and its shareholders.

Column Small Cap Fund
Basis for Trustees’ Approval of Investment Sub-Advisory Agreements
(Unaudited)

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on October 19, 2023 to consider the initial approval of the sub-advisory agreements (the “Sub-Advisory Agreements”) between Mason Street Advisors, LLC (identified hereinafter as “MSA” or the “Adviser”), on behalf of the Column Small Cap Fund (the “Fund”), a series of the Trust, and each of the Fund’s sub-advisers, American Century Investment Management, Inc. and American Century Investment Management, Inc. (Avantis Investors Division), Boston Partners Global Investors, Inc. (WPG Partners Division), Franklin Mutual Advisers, LLC, Kayne Anderson Rudnick Investment Management, LLC, Neuberger Berman Investment Advisers LLC, and Vaughan Nelson Investment Management, L.P. (each, a “Sub-Adviser,” and together, the “Sub-Advisers”).

Prior to this meeting, the Trustees requested and received materials to assist them in considering the approval of the Sub-Advisory Agreements. The materials provided contained information with respect to the factors enumerated below, including copies of the Sub-Advisory Agreements, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Sub-Advisory Agreements, due diligence materials relating to each Sub-Adviser (including a due diligence questionnaire, Form ADV, biographical information of key management and compliance personnel, and a summary detailing key provisions of the Sub-Adviser’s written compliance program, including its code of ethics) and other pertinent information. Based on their evaluation of the information provided by the Sub-Advisers, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved each Sub-Advisory Agreement for an initial two-year term.

1.  NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY THE SUB-ADVISERS TO THE FUND

The Trustees considered the nature, extent and quality of services to be provided by American Century Investment Management, Inc. and American Century Investment Management, Inc. (Avantis Investors Division) (collectively, “American Century”), Boston Partners Global Investors, Inc. (WPG Partners Division) (“Boston Partners”), Franklin Mutual Advisers, LLC (“Franklin”), Kayne Anderson Rudnick Investment Management, LLC (“KAR”), Neuberger Berman Investment Advisers LLC (“NBIA”), and Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”), to the Fund. The Trustees considered American Century’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Jackie Wagner, Jeff Hoernemann, Daniel Ong, Eduardo Repetto, Mitchell Firestein, and Ted Randall, who would serve as the portfolio managers for the segments of the Fund’s assets managed by American Century and its Avantis Investors Division, as applicable, and other key personnel at American Century. The Trustees considered Boston Partners’ responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Eric A. Gandhi, Richard A. Shuster and Gregory N. Weiss, who would serve as the portfolio managers for the segment of the Fund’s assets managed by Boston Partners, and other

Column Small Cap Fund
Basis for Trustees’ Approval of Investment Sub-Advisory Agreements
(Continued) (Unaudited)

key personnel at Boston Partners. The Trustees considered Franklin’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Steven B. Raineri, Christopher Meeker, and Nicholas Karzon, who would serve as the portfolio managers for the segment of the Fund’s assets managed by Franklin, and other key personnel at Franklin. The Trustees considered KAR’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Jon Christensen and Todd Beiley, who would serve as the portfolio managers for the segment of the Fund’s assets managed by KAR, and other key personnel at KAR. The Trustees also considered NBIA’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Robert W. D’Alelio, Brett S. Reiner, Gregory G. Spiegel, Benjamin H. Nahum, James F. McAree, and Amit Solomon, Ph.D, who would serve as the portfolio managers for the segment of the Fund’s assets managed by NBIA, and other key personnel at NBIA. The Trustees also considered Vaughan Nelson’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Chris D. Wallis and James Eisenman, who would serve as the portfolio managers for the segment of the Fund’s assets managed by Vaughan Nelson, and other key personnel at Vaughan Nelson.

The Trustees also considered information provided by each of American Century, Boston Partners, Franklin, KAR, NBIA, and Vaughan Nelson and included in a due diligence questionnaire and other related due diligence documentation relating to each of their investment strategies for the Fund, brokerage practices and compliance and risk management programs. The Trustees also noted any services that extended beyond portfolio management. The Trustees also considered the overall financial condition of each of American Century, Boston Partners, Franklin, KAR, NBIA, and Vaughan Nelson, as well as the implementation and operational effectiveness of each firm’s business continuity plan. The Trustees concluded that each of American Century, Boston Partners, Franklin, KAR, NBIA, and Vaughan Nelson had sufficient quality and depth of personnel, resources, investment methods and compliance programs essential to performing their duties under each Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services to be provided by each of American Century, Boston Partners, Franklin, KAR, NBIA, and Vaughan Nelson to the Fund were satisfactory.

2.  INVESTMENT PERFORMANCE OF THE FUND AND THE SUB-ADVISERS

The Trustees did not consider the performance of the Fund, as it has no performance history. However, the Trustees reviewed the qualifications, backgrounds and experience of the personnel of American Century, Boston Partners, Franklin, KAR, NBIA, and Vaughan Nelson, as well as information concerning the performance history of American Century, Boston Partners, KAR, NBIA, and Vaughan Nelson with respect to a composite of separately managed accounts that use a strategy similar to the strategy to be employed by each of American Century, Boston Partners, Franklin, KAR, NBIA, and Vaughan Nelson with respect to its respective segment of Fund assets. After considering all of the information provided to them, the Trustees concluded that the Fund and its shareholders were likely to benefit from each of American Century’s, Boston Partners’, Franklin’s, KAR’s, NBIA’s, and Vaughan Nelson’s management of the Fund’s portfolio.

Column Small Cap Fund
Basis for Trustees’ Approval of Investment Sub-Advisory Agreements
(Continued) (Unaudited)

3.  COSTS OF SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE SUB-ADVISERS

The Trustees then considered the cost of services and the structure of the proposed sub-advisory fees schedules for each of American Century, Boston Partners, Franklin, KAR, NBIA, and Vaughan Nelson, under the respective Sub-Advisory Agreement. The Trustees noted that MSA had confirmed to the Trustees that the sub-advisory fees payable under each Sub-Advisory Agreement were reasonable in light of the quality of the services to be performed by each of American Century, Boston Partners, Franklin, KAR, NBIA, and Vaughan Nelson and each Sub-Advisory Agreement included a “most favored nations” fee provision. The Trustees noted that the sub-advisory fees are paid by MSA, but the overall advisory fee paid by the Fund could be affected by the sub-advisory fees paid to each of American Century, Boston Partners, Franklin, KAR, NBIA, and Vaughan Nelson, absent MSA’s contractual agreement to waive its management fees with respect to the Fund to the extent such management fees exceed the management fees that MSA is required to pay to the Fund’s designated sub-advisers. However, the Trustees did not consider the costs of services to be provided by each of American Century, Boston Partners, Franklin, KAR, NBIA, and Vaughan Nelson or their profitability from their relationship with the Fund to be material factors for consideration given that each sub-adviser is not affiliated with MSA and, therefore, the sub-advisory fees were negotiated on an arm’s length basis. Based on all these factors, the Trustees concluded that the sub-advisory fees to be paid to each of American Century, Boston Partners, Franklin, KAR, NBIA, and Vaughan Nelson by MSA were reasonable in light of the services to be provided by American Century, Boston Partners, Franklin, KAR, NBIA, and Vaughan Nelson.

4.  EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

Since the sub-advisory fees payable to each of American Century, Boston Partners, Franklin, KAR, NBIA, and Vaughan Nelson are not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase. However, the Trustees noted that the proposed sub-advisory fee structure for NBIA did not contain breakpoint reductions but the fee structure for each of American Century, Boston Partners, Franklin, KAR and Vaughan Nelson contained breakpoint reductions as the assets of the respective segment of the Fund managed by the sub-adviser grow in size.

5.  BENEFITS TO BE DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees next considered the direct and indirect benefits that could be received by each of American Century, Boston Partners, Franklin, KAR, NBIA, and Vaughan Nelson from its association with the Fund. The Trustees concluded that the benefits each of American Century, Boston Partners, Franklin, KAR, NBIA, and Vaughan Nelson may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.

Column Small Cap Fund
Basis for Trustees’ Approval of Investment Sub-Advisory Agreements
(Continued) (Unaudited)

CONCLUSIONS

In considering each of the Sub-Advisory Agreements, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances, including the recommendation of MSA with respect to each of American Century, Boston Partners, Franklin, KAR, NBIA, and Vaughan Nelson. Based on this review, the Trustees, including a majority of the Independent Trustees, approved each of the proposed Sub-Advisory Agreements with respect to the Fund for an initial two-year term as being in the best interests of the Fund and its shareholders.

Column Mid Cap Select Fund
Basis for Trustees’ Approval of Investment Sub-Advisory Agreements
(Unaudited)

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on October 19, 2023 to consider the initial approval of the sub-advisory agreements (the “Sub-Advisory Agreements”) between Mason Street Advisors, LLC (identified hereinafter as “MSA” or the “Adviser”), on behalf of the Column Mid Cap Select Fund (the “Fund”), a series of the Trust, and each of the Fund’s sub-advisers, Boston Partners Global Investors, Inc., EARNEST Partners, LLC, and Kayne Anderson Rudnick Investment Management, LLC (each, a “Sub-Adviser,” and together, the “Sub-Advisers”).

Prior to this meeting, the Trustees requested and received materials to assist them in considering the approval of the Sub-Advisory Agreements. The materials provided contained information with respect to the factors enumerated below, including copies of the Sub-Advisory Agreements, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Sub-Advisory Agreements, due diligence materials relating to each Sub-Adviser (including a due diligence questionnaire, Form ADV, biographical information of key management and compliance personnel, and a summary detailing key provisions of the Sub-Adviser’s written compliance program, including its code of ethics) and other pertinent information. Based on their evaluation of the information provided by the Sub-Advisers, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved each Sub-Advisory Agreement for an initial two-year term.

1.  NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY THE SUB-ADVISERS TO THE FUND

The Trustees considered the nature, extent and quality of services to be provided by Boston Partners Global Investors, Inc. (“Boston Partners”), EARNEST Partners, LLC (“EARNEST Partners”), and Kayne Anderson Rudnick Investment Management, LLC (“KAR”) to the Fund. The Trustees considered Boston Partners’ responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Steve Pollack and Tim Collard, who would serve as the portfolio managers for the segment of the Fund’s assets managed by Boston Partners, and other key personnel at Boston Partners. The Trustees also considered EARNEST Partners’ responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Paul E. Viera, who would serve as the portfolio manager for the segment of the Fund’s assets managed by EARNEST Partners, and other key personnel at EARNEST Partners. The Trustees considered KAR’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Jon Christensen and Craig Stone, who would serve as the portfolio managers for the segment of the Fund’s assets managed by KAR, and other key personnel at KAR.

The Trustees also considered information provided by each of Boston Partners, EARNEST Partners, and KAR and included in a due diligence questionnaire and other related due diligence documentation relating to each of their investment strategies for the

Column Mid Cap Select Fund
Basis for Trustees’ Approval of Investment Sub-Advisory Agreements
(Continued) (Unaudited)

Fund, brokerage practices and compliance and risk management programs. The Trustees also noted any services that extended beyond portfolio management. The Trustees also considered the overall financial condition of each of Boston Partners, EARNEST Partners, and KAR, as well as the implementation and operational effectiveness of each firm’s business continuity plan. The Trustees concluded that each of Boston Partners, EARNEST Partners, and KAR had sufficient quality and depth of personnel, resources, investment methods and compliance programs essential to performing their duties under each Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services to be provided by each of Boston Partners, EARNEST Partners, and KAR to the Fund were satisfactory.

2.  INVESTMENT PERFORMANCE OF THE FUND AND THE SUB-ADVISERS

The Trustees did not consider the performance of the Fund, as it has no performance history. However, the Trustees reviewed the qualifications, backgrounds and experience of the personnel of Boston Partners, EARNEST Partners, and KAR, as well as information concerning the performance history of Boston Partners, EARNEST Partners, and KAR with respect to a composite of separately managed accounts that use a strategy similar to the strategy to be employed by each of Boston Partners, EARNEST Partners, and KAR with respect to its respective segment of Fund assets. After considering all of the information provided to them, the Trustees concluded that the Fund and its shareholders were likely to benefit from each of Boston Partners’, EARNEST Partners’, and KAR’s management of the Fund’s portfolio.

3.  COSTS OF SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE SUB-ADVISERS

The Trustees then considered the cost of services and the structure of the proposed sub-advisory fees schedules for each of Boston Partners, EARNEST Partners, and KAR, under the respective Sub-Advisory Agreement. The Trustees noted that MSA had confirmed to the Trustees that the sub-advisory fees payable under each Sub-Advisory Agreement were reasonable in light of the quality of the services to be performed by each of Boston Partners, EARNEST Partners, and KAR and each Sub-Advisory Agreement included a “most favored nations” fee provision. The Trustees noted that the sub-advisory fees are paid by MSA, but the overall advisory fee paid by the Fund could be affected by the sub-advisory fees paid to each of Boston Partners, EARNEST Partners, and KAR, absent MSA’s contractual agreement to waive its management fees with respect to the Fund to the extent such management fees exceed the management fees that MSA is required to pay to the Fund’s designated sub-advisers. However, the Trustees did not consider the costs of services to be provided by Boston Partners, EARNEST Partners, and KAR or their profitability from their relationship with the Fund to be material factors for consideration given that each sub-adviser is not affiliated with MSA and, therefore, sub-advisory fees were negotiated on an arm’s length basis. Based on all these factors, the Trustees concluded that the sub-advisory fees to be paid to each of Boston Partners, EARNEST Partners, and KAR by MSA were reasonable in light of the services to be provided by Boston Partners, EARNEST Partners, and KAR.

Column Mid Cap Select Fund
Basis for Trustees’ Approval of Investment Sub-Advisory Agreements
(Continued) (Unaudited)

4.  EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

Since the sub-advisory fees payable to each of Boston Partners, EARNEST Partners, and KAR are not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase. However, the Trustees noted that the proposed sub-advisory fee structure for each of Boston Partners, EARNEST Partners and KAR contained breakpoint reductions as the assets of the respective segments of the Fund managed by the sub-adviser grow in size.

5.  BENEFITS TO BE DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees next considered the direct and indirect benefits that could be received by each of Boston Partners, EARNEST Partners, and KAR from its association with the Fund. The Trustees concluded that the benefits each of Boston Partners, EARNEST Partners, and KAR may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.

CONCLUSIONS

In considering each of the Sub-Advisory Agreements, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances, including the recommendation of MSA with respect to each of Boston Partners, EARNEST Partners, and KAR. Based on this review, the Trustees, including a majority of the Independent Trustees, approved each of the proposed Sub-Advisory Agreements with respect to the Fund for an initial two-year term as being in the best interests of the Fund and its shareholders.

Column Mid Cap Fund
Basis for Trustees’ Approval of Investment Sub-Advisory Agreements
(Unaudited)

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on October 19, 2023 to consider the initial approval of the sub-advisory agreements (the “Sub-Advisory Agreements”) between Mason Street Advisors, LLC (identified hereinafter as “MSA” or the “Adviser”), on behalf of the Column Mid Cap Fund (the “Fund”), a series of the Trust, and each of the Fund’s sub-advisers, American Century Investment Management, Inc. and American Century Investment Management, Inc. (Avantis Investors Division), Boston Partners Global Investors, Inc., EARNEST Partners, LLC, Invesco Advisers, Inc., and Kayne Anderson Rudnick Investment Management, LLC (each, a “Sub-Adviser,” and together, the “Sub-Advisers”).

Prior to this meeting, the Trustees requested and received materials to assist them in considering the approval of the Sub-Advisory Agreements. The materials provided contained information with respect to the factors enumerated below, including copies of the Sub-Advisory Agreements, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Sub-Advisory Agreements, due diligence materials relating to each Sub-Adviser (including a due diligence questionnaire, Form ADV, biographical information of key management and compliance personnel, and a summary detailing key provisions of the Sub-Adviser’s written compliance program, including its code of ethics) and other pertinent information. Based on their evaluation of the information provided by the Sub-Advisers, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved each Sub-Advisory Agreement for an initial two-year term.

1.  NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY THE SUB-ADVISERS TO THE FUND

The Trustees considered the nature, extent and quality of services to be provided by American Century Investment Management, Inc. and American Century Investment Management, Inc. (Avantis Investors Division) (collectively, “American Century”), Boston Partners Global Investors, Inc. (“Boston Partners”), EARNEST Partners, LLC (“EARNEST Partners”), Invesco Advisers, Inc. (“Invesco”), and Kayne Anderson Rudnick Investment Management, LLC (“KAR”), to the Fund. The Trustees considered American Century’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Kevin Toney, Michael Liss, Brian Woglom, Nathan Rawlins, Daniel Ong, Eduardo Repetto, Ph.D., Mitchell Firestein, and Ted Randall, who would serve as the portfolio managers for the segments of the Fund’s assets managed by American Century and its Avantis Investors Division, as applicable, and other key personnel at American Century. The Trustees also considered Boston Partners’ responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Steve Pollack and Tim Collard, who would serve as the portfolio managers for the segment of the Fund’s assets managed by Boston Partners, and other key personnel at Boston Partners. The Trustees also considered EARNEST Partners’ responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities

Column Mid Cap Fund
Basis for Trustees’ Approval of Investment Sub-Advisory Agreements
(Continued) (Unaudited)

of Paul E. Viera, who would serve as the portfolio manager for the segment of the Fund’s assets managed by EARNEST Partners, and other key personnel at EARNEST Partners. The Trustees also considered Invesco’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Ronald Zibelli, Jr. and Justin Livengood, who would serve as the portfolio managers for the segment of the Fund’s assets managed by Invesco, and other key personnel at Invesco. The Trustees also considered KAR’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Jon Christensen and Craig Stone, who would serve as the portfolio managers for the segment of the Fund’s assets managed by KAR, and other key personnel at KAR.

The Trustees also considered information provided by each of American Century, Boston Partners, EARNEST Partners, Invesco, and KAR and included in a due diligence questionnaire and other related due diligence documentation relating to each of their investment strategies for the Fund, brokerage practices and compliance and risk management programs. The Trustees also noted any services that extended beyond portfolio management. The Trustees also considered the overall financial condition of each of American Century, Boston Partners, EARNEST Partners, Invesco, and KAR, as well as the implementation and operational effectiveness of each firm’s business continuity plan. The Trustees concluded that each of American Century, Boston Partners, EARNEST Partners, Invesco, and KAR had sufficient quality and depth of personnel, resources, investment methods and compliance programs essential to performing their duties under each Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services to be provided by each of American Century, Boston Partners, EARNEST Partners, Invesco, and KAR to the Fund were satisfactory.

2.  INVESTMENT PERFORMANCE OF THE FUND AND THE SUB-ADVISERS

The Trustees did not consider the performance of the Fund, as it has no performance history. However, the Trustees reviewed the qualifications, backgrounds and experience of the personnel of American Century, Boston Partners, EARNEST Partners, Invesco, and KAR, as well as information concerning the performance history of American Century, Boston Partners, EARNEST Partners, Invesco, and KAR with respect to a composite of separately managed accounts that use a strategy similar to the strategy to be employed by each of American Century, Boston Partners, EARNEST Partners, Invesco, and KAR with respect to its respective segment of Fund assets or other performance information, as applicable. After considering all of the information provided to them, the Trustees concluded that the Fund and its shareholders were likely to benefit from each of American Century’s, Boston Partners’, EARNEST Partners’, Invesco’s, and KAR’s management of the Fund’s portfolio.

3.  COSTS OF SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE SUB-ADVISERS

The Trustees then considered the cost of services and the structure of the proposed sub-advisory fees schedules for each of American Century, Boston Partners, EARNEST Partners, Invesco, and KAR, under the respective Sub-Advisory Agreement. The Trustees

Column Mid Cap Fund
Basis for Trustees’ Approval of Investment Sub-Advisory Agreements
(Continued) (Unaudited)

noted that MSA had confirmed to the Trustees that the sub-advisory fees payable under each Sub-Advisory Agreement were reasonable in light of the quality of the services to be performed by each of American Century, Boston Partners, EARNEST Partners, Invesco, and KAR and each Sub-Advisory Agreement included a “most favored nations” fee provision. The Trustees noted that the sub-advisory fees are paid by MSA, but the overall advisory fee paid by the Fund could be affected by the sub-advisory fees paid to each of American Century, Boston Partners, EARNEST Partners, Invesco, and KAR, absent MSA’s contractual agreement to waive its management fees with respect to the Fund to the extent such management fees exceed the management fees that MSA is required to pay to the Fund’s designated sub-advisers. However, the Trustees did not consider the costs of services to be provided by American Century, Boston Partners, EARNEST Partners, Invesco, and KAR or their profitability from their relationship with the Fund to be material factors for consideration given that each sub-adviser is not affiliated with MSA and, therefore, the sub-advisory fees were negotiated on an arm’s length basis. Based on all these factors, the Trustees concluded that the sub-advisory fees to be paid to each of American Century, Boston Partners, EARNEST Partners, Invesco, and KAR by MSA were reasonable in light of the services to be provided by American Century, Boston Partners, EARNEST Partners, Invesco, and KAR.

4.  EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

Since the sub-advisory fees payable to each of American Century, Boston Partners, EARNEST Partners, Invesco, and KAR are not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase. However, the Trustees noted that the proposed sub-advisory fee structure for each of American Century, Boston Partners, EARNEST Partners, Invesco and KAR contained breakpoint reductions as the assets of the respective segments of the Fund managed by the sub-adviser grow in size.

5.  BENEFITS TO BE DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees next considered the direct and indirect benefits that could be received by each of American Century, Boston Partners, EARNEST Partners, Invesco, and KAR from its association with the Fund. The Trustees concluded that the benefits each of American Century, Boston Partners, EARNEST Partners, Invesco, and KAR may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.

CONCLUSIONS

In considering each of the Sub-Advisory Agreements, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances, including the recommendation of MSA with respect to each of American Century, Boston Partners, EARNEST Partners, Invesco, and KAR. Based on this review, the Trustees, including a majority of the Independent Trustees, approved each of the proposed Sub-Advisory Agreements with respect to the Fund for an initial two-year term as being in the best interests of the Fund and its shareholders.

Column Funds
Notice of Privacy Policy & Practices
(Unaudited)

We collect non-public personal information about you from the following sources:

• information we receive about you on applications or other forms;

• information you give us orally; and

• information about your transactions with us or others.

The types of non-public personal information we collect and share can include:

• social security numbers;

• account balances;

• account transactions;

• transaction history;

• wire transfer instructions; and

• checking account information.

What Information We Disclose
We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.

How We Protect Your Information
All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public person information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Column Funds
Additional Information
(Unaudited)

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a Fund that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-866-950-4644.

Other
		Term of	Number of		Directorships
		Office and	Portfolios	Principal	Held by
Name,	Position(s)	Length	in Trust	Occupation(s)	Trustee
Address and	Held with	of Time	Overseen	During the	During the
Year of Birth	the Trust	Served	by Trustee	Past Five Years	Past Five Years
Independent Trustees

Michael D.	Trustee	Indefinite	31	Professor	Independent
Akers, Ph.D.		Term; Since		Emeritus,	Trustee, USA
615 E. Michigan St.		August 22,		Department of	MUTUALS
Milwaukee, WI 53202		2001		Accounting (June	(an open-end
Year of Birth: 1955				2019–Present),	investment
				Professor,	company)
				Department	(2001–2021).
of Accounting
(2004–2019),
Marquette
University.

Gary A. Drska	Trustee	Indefinite	31	Retired;	Independent
615 E. Michigan St.		Term; Since		Former Pilot,	Trustee, USA
Milwaukee, WI 53202		August 22,		Frontier/Midwest	MUTUALS
Year of Birth: 1956		2001		Airlines, Inc.	(an open-end
				(airline company)	investment
				(1986–2021).	company)
(2001–2021).

Column Funds
Additional Information (Continued)
(Unaudited)

Other
		Term of	Number of		Directorships
		Office and	Portfolios	Principal	Held by
Name,	Position(s)	Length	in Trust	Occupation(s)	Trustee
Address and	Held with	of Time	Overseen	During the	During the
Year of Birth	the Trust	Served	by Trustee	Past Five Years	Past Five Years
Vincent P. Lyles	Trustee	Indefinite	31	Executive Director,	Independent
615 E. Michigan St.		Term; Since		Milwaukee	Director, BMO
Milwaukee, WI 53202		April 6,		Succeeds	Funds, Inc.
Year of Birth: 1961		2022		(education	(an open-end
				advocacy	investment
				organization)	company)
				(2023–present);	(2017–2022).
System Vice
President of
Community
Relations, Advocate
Aurora Health Care
(health care
provider) (2019–
2022).

Erik K. Olstein	Trustee	Indefinite	31	Retired; President	N/A
615 E. Michigan St.		Term; Since		and Chief
Milwaukee, WI 53202		April 6,		Operating Officer
Year of Birth: 1967		2022		(2000–2020),
Olstein Capital
Management, L.P.
(asset management
firm).

Lisa Zúñiga Ramírez	Trustee	Indefinite	31	Retired; Principal	Director, Peoples
615 E. Michigan St.		Term; Since		and Senior	Financial
Milwaukee, WI 53202		April 6,		Portfolio Manager,	Services Corp.
Year of Birth: 1969		2022		Segall, Bryant &	(a publicly-traded
				Hamill, LLC (asset	bank holding
				management firm)	company)
				(2018–2020).	(2022–present);
Independent
Director, Century
Communities,
Inc. (a publicly-
traded
homebuilding
company)
(October
2023–present).

Column Funds
Additional Information (Continued)
(Unaudited)

Other
		Term of	Number of		Directorships
		Office and	Portfolios	Principal	Held by
Name,	Position(s)	Length	in Trust	Occupation(s)	Trustee
Address and	Held with	of Time	Overseen	During the	During the
Year of Birth	the Trust	Served	by Trustee	Past Five Years	Past Five Years
Gregory M. Wesley	Trustee	Indefinite	31	Senior Vice	N/A
615 E. Michigan St.		Term; Since		President of
Milwaukee, WI 53202		April 6,		Strategic Alliances
Year of Birth: 1969		2022		and Business
Development,
Medical College of
Wisconsin (2016–
present).

Interested Trustee and Officers

John P. Buckel*	Chair-	Indefinite	31	Vice President,	N/A
615 E. Michigan St.	person,	Term;		U.S. Bancorp
Milwaukee, WI 53202	Trustee,	Chairperson		Fund Services,
Year of Birth: 1957	President	and Trustee		LLC (2004–
	and	(since January		present).
	Principal	19, 2023);
	Executive	President
	Officer	and Principal
Executive
Officer (since
January 24,
2013)

Jennifer A. Lima	Vice	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	President,	Term; Since		U.S. Bancorp
Milwaukee, WI 53202	Treasurer	January 24,		Fund Services,
Year of Birth: 1974	and	2013		LLC (2002–
	Principal			present).
Financial
and
Accounting
Officer

Deanna B. Marotz	Chief	Indefinite	N/A	Senior Vice	N/A
615 E. Michigan St.	Compliance	Term; Since		President, U.S.
Milwaukee, WI 53202	Officer,	October 21,		Bancorp Fund
Year of Birth: 1965	Senior Vice	2021		Services, LLC
	President			(2021–present);
	and			Chief Compliance
	Anti-Money			Officer,
	Laundering			Keeley-Teton
	Officer			Advisors, LLC and
Teton Advisors, Inc
(2017–2021).

*	Mr. Buckel is deemed to be an “interested person” of the Trust as defined by the 1940 Act due to his position and material business relationship with the Trust.

Column Funds
Additional Information (Continued)
(Unaudited)

Other
		Term of	Number of		Directorships
		Office and	Portfolios	Principal	Held by
Name,	Position(s)	Length	in Trust	Occupation(s)	Trustee
Address and	Held with	of Time	Overseen	During the	During the
Year of Birth	the Trust	Served	by Trustee	Past Five Years	Past Five Years
Jay S. Fitton	Secretary	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.		Term; Since		President, U.S.
Milwaukee, WI 53202		July 22,		Bancorp Fund
Year of Birth: 1970		2019		Services, LLC
(2019–present);
Partner, Practus,
LLP (2018–2019).

Kelly A. Strauss	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		April 23,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2011–present).

Laura A. Carroll	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		August 20,		Bancorp Fund
Year of Birth: 1985		2018		Services, LLC
(2007–present).

Shannon Coyle	Assistant	Indefinite	N/A	Officer, U.S.	N/A
615 E. Michigan St.	Treasurer	Term; Since		Bancorp Fund
Milwaukee, WI 53202		August 26,		Services, LLC
Year of Birth: 1990		2022		(2015–present).

Marissa Pawlinski	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Secretary	Term; Since		President, U.S.
Milwaukee, WI 53202		January 18,		Bancorp Fund
Year of Birth: 1996		2024		Services, LLC
(2023–present);
Regulatory
Administration
Attorney, U.S.
Bancorp Fund
Services, LLC
(2022–present);
Judicial Law Clerk,
Milwaukee County
Circuit Court (2021–
2022); Legal Intern,
City of Brookfield
(2020–2021);
Student, Marquette
University Law
School (2019–2021).

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any Adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with a Fund.

ADDITIONAL INFORMATION (Unaudited)

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of each Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 866-950-4644. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 will be available without charge, upon request, by calling toll free, 866-950-4644, or by accessing the SEC’s website at http://www.sec.gov.

The Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. Shareholders may view a Fund’s filings on the SEC’s website at http://www.sec.gov.

Investment Adviser
Mason Street Advisors, LLC
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Northwestern Mutual Investment Services, LLC
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(1)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Trust for Professional Managers

By (Signature and Title)*    /s/John Buckel
John Buckel, Principal Executive Officer

Date    4/30/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/John Buckel
John Buckel, Principal Executive Officer

Date    4/30/2024

By (Signature and Title)*    /s/Jennifer Lima
Jennifer Lima, Principal Financial Officer

Date    4/30/2024

* Print the name and title of each signing officer under his or her signature.